UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street York, New York 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Commodity Strategy Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, and Goldman Sachs Growth Strategy Portfolio is filed herewith.

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Absolute Return Tracker Fund

GARTX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$49	0.97%

Asset Class Exposure (%)*

	Gross	Long	Short	Net
US Equity	29.4	27.1	2.3	24.8
Developed Markets ex US Equity	27.3	18.4	9.0	9.4
Emerging Markets Equity	10.7	10.7	-	10.7
Short-Term Fixed Income	0.6	0.1	0.6	- 0.6
Long-Term Fixed Income	15.7	10.9	4.8	6.0
Credit	17.4	17.4	-	17.4
Developed Markets Currency	5.3	0.3	5.1	- 4.8
Emerging Markets Currency	2.8	0.8	2.0	- 1.2
Developed Markets Equity Volatility	2.9	1.5	1.4	0.1
Commodities	2.4	1.6	0.8	0.8
Master Limited Partnerships	0.1	0.1	-	0.1
Global Real Estate	0.6	0.6	-	0.6
Convertible Securities	3.0	3.0	-	3.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$4,199,412,735
# of Portfolio Holdings	940
Portfolio Turnover Rate	61%
Total Net Advisory Fees Paid	$11,671,314

Goldman Sachs Absolute Return Tracker Fund

Class A

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N246-SAR-0624

Class A

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Absolute Return Tracker Fund

GCRTX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$87	1.72%

Asset Class Exposure (%)*

	Gross	Long	Short	Net
US Equity	29.4	27.1	2.3	24.8
Developed Markets ex US Equity	27.3	18.4	9.0	9.4
Emerging Markets Equity	10.7	10.7	-	10.7
Short-Term Fixed Income	0.6	0.1	0.6	- 0.6
Long-Term Fixed Income	15.7	10.9	4.8	6.0
Credit	17.4	17.4	-	17.4
Developed Markets Currency	5.3	0.3	5.1	- 4.8
Emerging Markets Currency	2.8	0.8	2.0	- 1.2
Developed Markets Equity Volatility	2.9	1.5	1.4	0.1
Commodities	2.4	1.6	0.8	0.8
Master Limited Partnerships	0.1	0.1	-	0.1
Global Real Estate	0.6	0.6	-	0.6
Convertible Securities	3.0	3.0	-	3.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$4,199,412,735
# of Portfolio Holdings	940
Portfolio Turnover Rate	61%
Total Net Advisory Fees Paid	$11,671,314

Goldman Sachs Absolute Return Tracker Fund

Class C

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N238-SAR-0624

Class C

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Absolute Return Tracker Fund

GSGPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$31	0.60%

Asset Class Exposure (%)*

	Gross	Long	Short	Net
US Equity	29.4	27.1	2.3	24.8
Developed Markets ex US Equity	27.3	18.4	9.0	9.4
Emerging Markets Equity	10.7	10.7	-	10.7
Short-Term Fixed Income	0.6	0.1	0.6	- 0.6
Long-Term Fixed Income	15.7	10.9	4.8	6.0
Credit	17.4	17.4	-	17.4
Developed Markets Currency	5.3	0.3	5.1	- 4.8
Emerging Markets Currency	2.8	0.8	2.0	- 1.2
Developed Markets Equity Volatility	2.9	1.5	1.4	0.1
Commodities	2.4	1.6	0.8	0.8
Master Limited Partnerships	0.1	0.1	-	0.1
Global Real Estate	0.6	0.6	-	0.6
Convertible Securities	3.0	3.0	-	3.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$4,199,412,735
# of Portfolio Holdings	940
Portfolio Turnover Rate	61%
Total Net Advisory Fees Paid	$11,671,314

Goldman Sachs Absolute Return Tracker Fund

Class P

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38150B202-SAR-0624

Class P

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Absolute Return Tracker Fund

GRRTX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$62	1.22%

Asset Class Exposure (%)*

	Gross	Long	Short	Net
US Equity	29.4	27.1	2.3	24.8
Developed Markets ex US Equity	27.3	18.4	9.0	9.4
Emerging Markets Equity	10.7	10.7	-	10.7
Short-Term Fixed Income	0.6	0.1	0.6	- 0.6
Long-Term Fixed Income	15.7	10.9	4.8	6.0
Credit	17.4	17.4	-	17.4
Developed Markets Currency	5.3	0.3	5.1	- 4.8
Emerging Markets Currency	2.8	0.8	2.0	- 1.2
Developed Markets Equity Volatility	2.9	1.5	1.4	0.1
Commodities	2.4	1.6	0.8	0.8
Master Limited Partnerships	0.1	0.1	-	0.1
Global Real Estate	0.6	0.6	-	0.6
Convertible Securities	3.0	3.0	-	3.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$4,199,412,735
# of Portfolio Holdings	940
Portfolio Turnover Rate	61%
Total Net Advisory Fees Paid	$11,671,314

Goldman Sachs Absolute Return Tracker Fund

Class R

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N121-SAR-0624

Class R

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Absolute Return Tracker Fund

GARUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$31	0.60%

Asset Class Exposure (%)*

	Gross	Long	Short	Net
US Equity	29.4	27.1	2.3	24.8
Developed Markets ex US Equity	27.3	18.4	9.0	9.4
Emerging Markets Equity	10.7	10.7	-	10.7
Short-Term Fixed Income	0.6	0.1	0.6	- 0.6
Long-Term Fixed Income	15.7	10.9	4.8	6.0
Credit	17.4	17.4	-	17.4
Developed Markets Currency	5.3	0.3	5.1	- 4.8
Emerging Markets Currency	2.8	0.8	2.0	- 1.2
Developed Markets Equity Volatility	2.9	1.5	1.4	0.1
Commodities	2.4	1.6	0.8	0.8
Master Limited Partnerships	0.1	0.1	-	0.1
Global Real Estate	0.6	0.6	-	0.6
Convertible Securities	3.0	3.0	-	3.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$4,199,412,735
# of Portfolio Holdings	940
Portfolio Turnover Rate	61%
Total Net Advisory Fees Paid	$11,671,314

Goldman Sachs Absolute Return Tracker Fund

Class R6

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38147X325-SAR-0624

Class R6

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Absolute Return Tracker Fund

GJRTX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.61%

Asset Class Exposure (%)*

	Gross	Long	Short	Net
US Equity	29.4	27.1	2.3	24.8
Developed Markets ex US Equity	27.3	18.4	9.0	9.4
Emerging Markets Equity	10.7	10.7	-	10.7
Short-Term Fixed Income	0.6	0.1	0.6	- 0.6
Long-Term Fixed Income	15.7	10.9	4.8	6.0
Credit	17.4	17.4	-	17.4
Developed Markets Currency	5.3	0.3	5.1	- 4.8
Emerging Markets Currency	2.8	0.8	2.0	- 1.2
Developed Markets Equity Volatility	2.9	1.5	1.4	0.1
Commodities	2.4	1.6	0.8	0.8
Master Limited Partnerships	0.1	0.1	-	0.1
Global Real Estate	0.6	0.6	-	0.6
Convertible Securities	3.0	3.0	-	3.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$4,199,412,735
# of Portfolio Holdings	940
Portfolio Turnover Rate	61%
Total Net Advisory Fees Paid	$11,671,314

Goldman Sachs Absolute Return Tracker Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N220-SAR-0624

Institutional Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Absolute Return Tracker Fund

GSRTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$37	0.72%

Asset Class Exposure (%)*

	Gross	Long	Short	Net
US Equity	29.4	27.1	2.3	24.8
Developed Markets ex US Equity	27.3	18.4	9.0	9.4
Emerging Markets Equity	10.7	10.7	-	10.7
Short-Term Fixed Income	0.6	0.1	0.6	- 0.6
Long-Term Fixed Income	15.7	10.9	4.8	6.0
Credit	17.4	17.4	-	17.4
Developed Markets Currency	5.3	0.3	5.1	- 4.8
Emerging Markets Currency	2.8	0.8	2.0	- 1.2
Developed Markets Equity Volatility	2.9	1.5	1.4	0.1
Commodities	2.4	1.6	0.8	0.8
Master Limited Partnerships	0.1	0.1	-	0.1
Global Real Estate	0.6	0.6	-	0.6
Convertible Securities	3.0	3.0	-	3.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$4,199,412,735
# of Portfolio Holdings	940
Portfolio Turnover Rate	61%
Total Net Advisory Fees Paid	$11,671,314

Goldman Sachs Absolute Return Tracker Fund

Investor Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N113-SAR-0624

Investor Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Commodity Strategy Fund

GSCAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$48	0.94%

Sector Exposure (%)*

	Gross	Long	Short	Net
Energy	72.0	52.3	19.7	32.5
Agriculture	54.9	40.0	15.0	25.0
Precious Metals	21.1	21.1	-	21.1
Industrial Metals	19.1	18.4	0.7	17.7
Livestock	10.9	7.3	3.6	3.6
Cash and Short-term Investments	100.6	100.6	-	100.6

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Commodity Strategy Fund

Class A

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38143H373-SAR-0624

Class A

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Commodity Strategy Fund

GSCCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$86	1.69%

Sector Exposure (%)*

	Gross	Long	Short	Net
Energy	72.0	52.3	19.7	32.5
Agriculture	54.9	40.0	15.0	25.0
Precious Metals	21.1	21.1	-	21.1
Industrial Metals	19.1	18.4	0.7	17.7
Livestock	10.9	7.3	3.6	3.6
Cash and Short-term Investments	100.6	100.6	-	100.6

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Commodity Strategy Fund

Class C

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38143H365-SAR-0624

Class C

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Commodity Strategy Fund

GGRPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$31	0.60%

Sector Exposure (%)*

	Gross	Long	Short	Net
Energy	72.0	52.3	19.7	32.5
Agriculture	54.9	40.0	15.0	25.0
Precious Metals	21.1	21.1	-	21.1
Industrial Metals	19.1	18.4	0.7	17.7
Livestock	10.9	7.3	3.6	3.6
Cash and Short-term Investments	100.6	100.6	-	100.6

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Commodity Strategy Fund

Class P

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38150B707-SAR-0624

Class P

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Commodity Strategy Fund

GCCRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$61	1.19%

Sector Exposure (%)*

	Gross	Long	Short	Net
Energy	72.0	52.3	19.7	32.5
Agriculture	54.9	40.0	15.0	25.0
Precious Metals	21.1	21.1	-	21.1
Industrial Metals	19.1	18.4	0.7	17.7
Livestock	10.9	7.3	3.6	3.6
Cash and Short-term Investments	100.6	100.6	-	100.6

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Commodity Strategy Fund

Class R

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38145N394-SAR-0624

Class R

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Commodity Strategy Fund

GCCUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$31	0.60%

Sector Exposure (%)*

	Gross	Long	Short	Net
Energy	72.0	52.3	19.7	32.5
Agriculture	54.9	40.0	15.0	25.0
Precious Metals	21.1	21.1	-	21.1
Industrial Metals	19.1	18.4	0.7	17.7
Livestock	10.9	7.3	3.6	3.6
Cash and Short-term Investments	100.6	100.6	-	100.6

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Commodity Strategy Fund

Class R6

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38147X317-SAR-0624

Class R6

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Commodity Strategy Fund

GCCIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.61%

Sector Exposure (%)*

	Gross	Long	Short	Net
Energy	72.0	52.3	19.7	32.5
Agriculture	54.9	40.0	15.0	25.0
Precious Metals	21.1	21.1	-	21.1
Industrial Metals	19.1	18.4	0.7	17.7
Livestock	10.9	7.3	3.6	3.6
Cash and Short-term Investments	100.6	100.6	-	100.6

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Commodity Strategy Fund

Institutional Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38143H381-SAR-0624

Institutional Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Commodity Strategy Fund

GCCTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$35	0.69%

Sector Exposure (%)*

	Gross	Long	Short	Net
Energy	72.0	52.3	19.7	32.5
Agriculture	54.9	40.0	15.0	25.0
Precious Metals	21.1	21.1	-	21.1
Industrial Metals	19.1	18.4	0.7	17.7
Livestock	10.9	7.3	3.6	3.6
Cash and Short-term Investments	100.6	100.6	-	100.6

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Commodity Strategy Fund

Investor Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38145N386-SAR-0624

Investor Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Dynamic Global Equity Fund

GAPAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$29	0.55%

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Dynamic Global Equity Fund

Class A

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V571-SAR-0624

Class A

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Dynamic Global Equity Fund

GAXCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$68	1.30%

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Dynamic Global Equity Fund

Class C

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V555-SAR-0624

Class C

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Dynamic Global Equity Fund

GADPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Dynamic Global Equity Fund

Class P

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38150B814-SAR-0624

Class P

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Dynamic Global Equity Fund

GAPRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$42	0.80%

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Dynamic Global Equity Fund

Class R

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38145N741-SAR-0624

Class R

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Dynamic Global Equity Fund

GAPUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Dynamic Global Equity Fund

Class R6

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38148U403-SAR-0624

Class R6

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Dynamic Global Equity Fund

GAPIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Dynamic Global Equity Fund

Institutional Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V472-SAR-0624

Institutional Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Dynamic Global Equity Fund

GAPTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$16	0.30%

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Dynamic Global Equity Fund

Investor Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38145N733-SAR-0624

Investor Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Dynamic Global Equity Fund

GAPSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Dynamic Global Equity Fund

Service Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V464-SAR-0624

Service Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs International Equity Dividend and Premium Fund

GIDAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.20%

Sector Allocation (%)

Financials	20.0%
Industrials	16.2%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Materials	7.5%
Consumer Staples	6.8%
Communication Services	4.8%
Utilities	3.9%
Others	5.2%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$157,920,370
# of Portfolio Holdings	305
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$617,800

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs International Equity Dividend and Premium Fund

Class A

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38144N486-SAR-0624

Class A

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs International Equity Dividend and Premium Fund

GIDCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.95%

Sector Allocation (%)

Financials	20.0%
Industrials	16.2%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Materials	7.5%
Consumer Staples	6.8%
Communication Services	4.8%
Utilities	3.9%
Others	5.2%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$157,920,370
# of Portfolio Holdings	305
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$617,800

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs International Equity Dividend and Premium Fund

Class C

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38144N478-SAR-0624

Class C

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs International Equity Dividend and Premium Fund

GGHPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.89%

Sector Allocation (%)

Financials	20.0%
Industrials	16.2%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Materials	7.5%
Consumer Staples	6.8%
Communication Services	4.8%
Utilities	3.9%
Others	5.2%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$157,920,370
# of Portfolio Holdings	305
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$617,800

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs International Equity Dividend and Premium Fund

Class P

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38150B616-SAR-0624

Class P

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs International Equity Dividend and Premium Fund

GIDUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.89%

Sector Allocation (%)

Financials	20.0%
Industrials	16.2%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Materials	7.5%
Consumer Staples	6.8%
Communication Services	4.8%
Utilities	3.9%
Others	5.2%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$157,920,370
# of Portfolio Holdings	305
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$617,800

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs International Equity Dividend and Premium Fund

Class R6

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38150C507-SAR-0624

Class R6

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs International Equity Dividend and Premium Fund

GIDHX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.90%

Sector Allocation (%)

Financials	20.0%
Industrials	16.2%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Materials	7.5%
Consumer Staples	6.8%
Communication Services	4.8%
Utilities	3.9%
Others	5.2%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$157,920,370
# of Portfolio Holdings	305
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$617,800

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs International Equity Dividend and Premium Fund

Institutional Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38144N494-SAR-0624

Institutional Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs International Equity Dividend and Premium Fund

GIRVX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.95%

Sector Allocation (%)

Financials	20.0%
Industrials	16.2%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Materials	7.5%
Consumer Staples	6.8%
Communication Services	4.8%
Utilities	3.9%
Others	5.2%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$157,920,370
# of Portfolio Holdings	305
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$617,800

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs International Equity Dividend and Premium Fund

Investor Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38145C547-SAR-0624

Investor Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSPAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$53	1.00%

Sector Allocation (%)

Information Technology	33.2%
Health Care	12.0%
Financials	11.6%
Communication Services	10.4%
Consumer Discretionary	9.5%
Industrials	7.7%
Consumer Staples	5.7%
Energy	4.3%
Materials	2.8%
Others	4.5%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$3,360,026,427
# of Portfolio Holdings	261
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,322,392

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class A

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38143H712-SAR-0624

Class A

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSPQX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$92	1.75%

Sector Allocation (%)

Information Technology	33.2%
Health Care	12.0%
Financials	11.6%
Communication Services	10.4%
Consumer Discretionary	9.5%
Industrials	7.7%
Consumer Staples	5.7%
Energy	4.3%
Materials	2.8%
Others	4.5%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$3,360,026,427
# of Portfolio Holdings	261
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,322,392

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class C

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38143H696-SAR-0624

Class C

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSFPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.67%

Sector Allocation (%)

Information Technology	33.2%
Health Care	12.0%
Financials	11.6%
Communication Services	10.4%
Consumer Discretionary	9.5%
Industrials	7.7%
Consumer Staples	5.7%
Energy	4.3%
Materials	2.8%
Others	4.5%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$3,360,026,427
# of Portfolio Holdings	261
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,322,392

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class P

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38150B194-SAR-0624

Class P

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Equity Dividend and Premium Fund

GIDWX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.67%

Sector Allocation (%)

Information Technology	33.2%
Health Care	12.0%
Financials	11.6%
Communication Services	10.4%
Consumer Discretionary	9.5%
Industrials	7.7%
Consumer Staples	5.7%
Energy	4.3%
Materials	2.8%
Others	4.5%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$3,360,026,427
# of Portfolio Holdings	261
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,322,392

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class R6

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38150C804-SAR-0624

Class R6

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSPKX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.68%

Sector Allocation (%)

Information Technology	33.2%
Health Care	12.0%
Financials	11.6%
Communication Services	10.4%
Consumer Discretionary	9.5%
Industrials	7.7%
Consumer Staples	5.7%
Energy	4.3%
Materials	2.8%
Others	4.5%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$3,360,026,427
# of Portfolio Holdings	261
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,322,392

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs U.S. Equity Dividend and Premium Fund

Institutional Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38143H720-SAR-0624

Institutional Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Equity Dividend and Premium Fund

GVIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$40	0.75%

Sector Allocation (%)

Information Technology	33.2%
Health Care	12.0%
Financials	11.6%
Communication Services	10.4%
Consumer Discretionary	9.5%
Industrials	7.7%
Consumer Staples	5.7%
Energy	4.3%
Materials	2.8%
Others	4.5%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$3,360,026,427
# of Portfolio Holdings	261
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,322,392

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs U.S. Equity Dividend and Premium Fund

Investor Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38145C513-SAR-0624

Investor Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Balanced Strategy Portfolio

GIPAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Balanced Strategy Portfolio

Class A

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38142V688-SAR-0624

Class A

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Balanced Strategy Portfolio

GIPCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$66	1.30%

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Balanced Strategy Portfolio

Class C

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38142V662-SAR-0624

Class C

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Balanced Strategy Portfolio

GAOPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Balanced Strategy Portfolio

Class P

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38150C408-SAR-0624

Class P

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Balanced Strategy Portfolio

GIPRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Balanced Strategy Portfolio

Class R

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38145N816-SAR-0624

Class R

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Balanced Strategy Portfolio

GIPUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Balanced Strategy Portfolio

Class R6

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38148U106-SAR-0624

Class R6

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Balanced Strategy Portfolio

GIPIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Balanced Strategy Portfolio

Institutional Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38142V548-SAR-0624

Institutional Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Balanced Strategy Portfolio

GIPTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Balanced Strategy Portfolio

Investor Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38145N790-SAR-0624

Investor Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Balanced Strategy Portfolio

GIPSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.70%

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Balanced Strategy Portfolio

Service Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38142V530-SAR-0624

Service Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth and Income Strategy Portfolio

GOIAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth and Income Strategy Portfolio

Class A

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38142V654-SAR-0624

Class A

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth and Income Strategy Portfolio

GOICX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$67	1.30%

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth and Income Strategy Portfolio

Class C

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38142V639-SAR-0624

Class C

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth and Income Strategy Portfolio

GGSPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth and Income Strategy Portfolio

Class P

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38150B715-SAR-0624

Class P

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth and Income Strategy Portfolio

GPIRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth and Income Strategy Portfolio

Class R

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38145N782-SAR-0624

Class R

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth and Income Strategy Portfolio

GOIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth and Income Strategy Portfolio

Class R6

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38148U205-SAR-0624

Class R6

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth and Income Strategy Portfolio

GOIIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth and Income Strategy Portfolio

Institutional Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38142V522-SAR-0624

Institutional Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth and Income Strategy Portfolio

GPITX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth and Income Strategy Portfolio

Investor Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38145N774-SAR-0624

Investor Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth and Income Strategy Portfolio

GOISX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth and Income Strategy Portfolio

Service Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38142V514-SAR-0624

Service Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth Strategy Portfolio

GGSAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$29	0.55%

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth Strategy Portfolio

Class A

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38142V621-SAR-0624

Class A

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth Strategy Portfolio

GGSCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$68	1.30%

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth Strategy Portfolio

Class C

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38142V597-SAR-0624

Class C

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth Strategy Portfolio

GGPPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth Strategy Portfolio

Class P

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38150B681-SAR-0624

Class P

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth Strategy Portfolio

GGSRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$42	0.80%

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth Strategy Portfolio

Class R

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38145N766-SAR-0624

Class R

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth Strategy Portfolio

GGSUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth Strategy Portfolio

Class R6

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38148U304-SAR-0624

Class R6

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth Strategy Portfolio

GGSIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth Strategy Portfolio

Institutional Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38142V498-SAR-0624

Institutional Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth Strategy Portfolio

GGSTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$16	0.30%

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth Strategy Portfolio

Investor Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38145N758-SAR-0624

Investor Class

1

Semi-Annual Shareholder Report

June 30, 2024

Goldman Sachs Growth Strategy Portfolio

GGSSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Goldman Sachs Growth Strategy Portfolio

Service Class

2

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38142V480-SAR-0624

Service Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Fund of Funds Portfolios

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds – 96.3%

Dynamic(a) – 2.1%
1,105,447	Goldman Sachs Managed Futures Strategy Fund — Class R6	$11,452,427

Equity(a) – 15.4%
562,250	Goldman Sachs Large Cap Growth Insights Fund — Class R6	19,206,462
713,061	Goldman Sachs Large Cap Value Insights Fund — Class R6	17,327,372
1,007,137	Goldman Sachs International Equity Insights Fund — Class R6	15,147,338
283,508	Goldman Sachs Small Cap Equity Insights Fund — Class R6	7,963,749
739,663	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	6,612,585
447,374	Goldman Sachs International Small Cap Insights Fund — Class R6	5,726,391
430,254	Goldman Sachs Global Infrastructure Fund — Class R6	5,283,514
509,769	Goldman Sachs Global Real Estate Securities Fund — Class R6	4,694,976
20,032	Goldman Sachs Energy Infrastructure Fund — Class R6	255,215

		82,217,602

Exchange Traded Funds – 39.0%
1,188,541	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	53,781,480
689,178	Goldman Sachs MarketBeta U.S. Equity ETF(a)	51,522,947
296,876	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	31,750,888
522,953	Goldman Sachs MarketBeta International Equity ETF(a)	29,259,221
420,405	Goldman Sachs ActiveBeta International Equity ETF(a)	14,146,628
252,746	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	11,365,811
211,952	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	6,924,472
33,729	Industrial Select Sector SPDR Fund	4,110,553
187,907	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2,640,093
17,321	Energy Select Sector SPDR Fund	1,578,809
9,054	iShares 7-10 Year Treasury Bond ETF	847,907

Shares	Description	Value

Underlying Funds – (continued)

Exchange Traded Funds – (continued)
4,258	Consumer Staples Select Sector SPDR Fund	$326,078
2,526	iShares MSCI Mexico ETF	142,997

		208,397,884

Fixed Income(a) – 39.8%
16,421,280	Goldman Sachs Global Core Fixed Income Fund — Class R6	185,232,035
1,136,148	Goldman Sachs Inflation Protected Securities Fund — Class R6	10,691,150
1,036,825	Goldman Sachs High Yield Fund — Class R6	5,785,485
645,208	Goldman Sachs High Yield Floating Rate Fund — Class R6	5,735,901
601,231	Goldman Sachs Emerging Markets Debt Fund — Class R6	5,705,677

		213,150,248

TOTAL UNDERLYING FUNDS – 96.3% (Cost $484,524,399)		$515,218,161

Shares	Dividend Rate	Value

Investment Company(a) – 0.9%

Goldman Sachs Financial Square Government Fund — Institutional Shares
4,884,941	5.213%	$4,884,941
(Cost $ 4,884,941)

TOTAL INVESTMENTS – 97.2% (Cost $ 489,409,340)		$520,103,102

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%		15,016,062

NET ASSETS – 100.0%		$535,119,164

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)  Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	2,414,783	CHF	2,140,000	09/18/24	$9,916
	USD	609,081	DKK	4,180,000	09/18/24	6,043
	USD	9,467,958	EUR	8,720,000	09/18/24	93,348
	USD	6,474,140	GBP	5,085,000	09/18/24	42,415
	USD	53,413	ILS	200,000	09/18/24	276
	USD	8,576,549	JPY	1,324,000,000	09/18/24	246,778
	USD	30,558	NZD	50,000	09/18/24	103
	USD	514,886	SEK	5,400,000	09/18/24	3,322
	USD	193,362	SGD	260,000	09/18/24	901

TOTAL						$403,102

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CHF	770,000	USD	872,972	09/18/24	$(7,669)
	JPY	127,000,000	USD	823,407	09/18/24	(24,403)
	USD	1,155,526	AUD	1,750,000	09/18/24	(14,302)
	USD	305,457	HKD	2,380,000	09/19/24	(3)
	USD	98,318	NOK	1,050,000	09/18/24	(219)

TOTAL						$(46,596)

FUTURES CONTRACTS — At June 30, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	166	09/19/24	$18,257,406	$158,380
Euro Stoxx 50 Index	17	09/20/24	896,835	1,704
S&P 500 E-Mini Index	70	09/20/24	19,325,250	(44,736)
STOXX Europe 600	15	09/20/24	295,743	527
TOPIX Futures	13	09/12/24	2,270,900	26,146

TOTAL FUTURES CONTRACTS				$142,021

SWAP CONTRACTS — At June 30, 2024, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

6M GBP	4.403%	09/12/33	GBP 380	$16,349

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2024, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	MS & Co. Int. PLC	3.440%	01/24/2025	400,000	$400,000	$6,352	$ 14,358	$ (8,006)
6M IRS	MS & Co. Int. PLC	3.750	08/14/2024	1,700,000	1,700,000	10,261	39,355	(29,094)
6M IRS	MS & Co. Int. PLC	4.500	09/13/2024	1,760,000	1,760,000	8,002	8,413	(411)
6M IRS	MS & Co. Int. PLC	3.200	09/13/2024	1,760,000	1,760,000	232	1,174	(942)
7M IRS	MS & Co. Int. PLC	4.150	09/13/2024	1,740,000	1,740,000	3,338	10,267	(6,929)
7M IRS	MS & Co. Int. PLC	3.100	09/13/2024	1,740,000	1,740,000	170	2,468	(2,298)
7M IRS	MS & Co. Int. PLC	3.500	10/16/2024	670,000	670,000	6,135	16,387	(10,252)

Total purchased option contracts				9,770,000	$9,770,000	$34,490	$ 92,422	$(57,932)

Written option contracts
Calls
1Y IRS	MS & Co. Int. PLC	2.916	01/24/2025	(800,000)	(800,000)	(4,495)	(14,434)	9,939
6M IRS	MS & Co. Int. PLC	3.400	08/14/2024	(1,700,000)	(1,700,000)	(2,334)	(20,442)	18,108
6M IRS	MS & Co. Int. PLC	3.950	09/13/2024	(3,510,000)	(3,510,000)	(3,963)	(7,103)	3,140
7M IRS	MS & Co. Int. PLC	3.600	09/13/2024	(3,480,000)	(3,480,000)	(1,478)	(9,426)	7,948
7M IRS	MS & Co. Int. PLC	3.100	10/16/2024	(670,000)	(670,000)	(1,998)	(7,435)	5,437

				(10,160,000)	$(10,160,000)	$(14,268)	$(58,840)	$ 44,572

Puts
7M IRS	MS & Co. Int. PLC	4.260	10/16/2024	(670,000)	(670,000)	(5,216)	(8,952)	3,736

Total written option contracts				(10,830,000)	$(10,830,000)	$(19,484)	$(67,792)	$ 48,308

TOTAL				(1,060,000)	$(1,060,000)	$15,006	$ 24,630	$ (9,624)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
SPXA Index	MS & Co. Int. PLC	$1,681.700	03/21/2025	196	$ 32,961,320	$ 6,129	$21,674	$(15,545)
EWW Index	MS & Co. Int. PLC	65.808	09/03/2024	2,790	18,360,432	448	2,232	(1,784)

Total purchased option contracts				2,986	$ 51,321,752	$ 6,577	$23,906	$(17,329)

Written option contracts
Calls
SPXA Index	MS & Co. Int. PLC	1,936.360	03/21/2025	(196)	(37,952,656)	(377)	(6,669)	6,292

Puts
EWW Index	MS & Co. Int. PLC	53.109	09/03/2024	(2,790)	(14,817,411)	(2,491)	(2,232)	(259)

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

SPXA Index	MS & Co. Int. PLC	$1,422.240	03/21/2025	(196)	$(27,875,904)	$(7,285)	$(10,004)	$ 2,719

				(2,986)	$(42,693,315)	$(9,776)	$(12,236)	$ 2,460

Total written option contracts				(3,182)	$(80,645,971)	$(10,153)	$(18,905)	$ 8,752

TOTAL				(196)	$(29,324,219)	$(3,576)	$ 5,001	$(8,577)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,560.000	07/01/2024	(4)	$(2,224,000)	$(10)	$ (1,964)	$ 1,954
S&P 500 Index	5,500.000	07/03/2024	(3)	(1,650,000)	(2,565)	(3,326)	761
S&P 500 Index	5,565.000	07/03/2024	(4)	(2,226,000)	(100)	(993)	893
S&P 500 Index	5,550.000	07/10/2024	(3)	(1,665,000)	(2,445)	(6,440)	3,995
S&P 500 Index	5,700.000	07/17/2024	(3)	(1,710,000)	(315)	(2,199)	1,884
S&P 500 Index	5,650.000	07/24/2024	(3)	(1,695,000)	(1,920)	(2,823)	903
S&P 500 Index	5,475.000	07/31/2024	(1)	(547,500)	(7,760)	(4,756)	(3,004)
S&P 500 Index	5,490.000	07/31/2024	(1)	(549,000)	(6,890)	(2,679)	(4,211)

			(22)	$(12,266,500)	$(22,005)	$(25,180)	$ 3,175

Puts
S&P 500 Index	5,390.000	07/01/2024	(8)	(4,312,000)	(420)	(4,705)	4,285
S&P 500 Index	5,240.000	07/03/2024	(2)	(1,048,000)	(65)	(5,561)	5,496
S&P 500 Index	5,400.000	07/03/2024	(8)	(4,320,000)	(2,420)	(5,194)	2,774
S&P 500 Index	5,235.000	07/10/2024	(6)	(3,141,000)	(1,035)	(6,519)	5,484
S&P 500 Index	5,330.000	07/17/2024	(6)	(3,198,000)	(7,440)	(10,404)	2,964
S&P 500 Index	5,325.000	07/24/2024	(6)	(3,195,000)	(10,350)	(10,615)	265
S&P 500 Index	5,230.000	07/31/2024	(1)	(523,000)	(1,400)	(4,588)	3,188
S&P 500 Index	5,245.000	07/31/2024	(1)	(524,500)	(1,515)	(7,309)	5,794

			(38)	$(20,261,500)	$(24,645)	$(54,895)	$30,250

Total written option contracts			(60)	$(32,528,000)	$(46,650)	$(80,075)	$33,425

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.250	09/13/2024	32	$80,000	$1,400	$129,170	$(127,770)
3 Month SOFR	95.375	09/13/2024	12	30,000	450	48,937	(48,487)
3 Month SOFR	96.000	09/13/2024	46	115,000	1,150	65,358	(64,208)
3 Month SOFR	97.250	09/13/2024	99	247,500	1,238	132,569	(131,331)
3 Month SOFR	96.250	12/13/2024	50	125,000	4,375	78,717	(74,342)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$97.250	12/13/2024	181	$452,500	$6,788	$291,998	$(285,210)
3 Month SOFR	98.000	12/13/2024	111	277,500	1,388	22,457	(21,069)
3 Month SOFR	96.500	03/14/2025	53	132,500	10,931	89,746	(78,815)
3 Month SOFR	97.000	03/14/2025	97	242,500	11,519	128,750	(117,231)
3 Month SOFR	97.250	03/14/2025	162	405,000	14,175	296,628	(282,453)
3 Month SOFR	98.000	03/14/2025	73	182,500	2,738	22,982	(20,244)
3 Month SOFR	96.250	06/13/2025	67	167,500	38,106	95,080	(56,974)
3 Month SOFR	96.625	06/13/2025	54	135,000	20,587	93,046	(72,459)
3 Month SOFR	97.250	06/13/2025	126	315,000	25,200	155,988	(130,788)
3 Month SOFR	96.000	09/12/2025	34	85,000	36,975	33,229	3,746
3 Month SOFR	96.500	09/12/2025	100	250,000	67,500	135,619	(68,119)
3 Month SOFR	96.625	09/12/2025	51	127,500	30,600	94,864	(64,264)
3 Month SOFR	97.500	09/12/2025	145	362,500	36,250	163,461	(127,211)
3 Month SOFR	96.125	12/12/2025	55	137,500	69,094	62,003	7,091
3 Month SOFR	96.500	12/12/2025	89	222,500	80,656	137,994	(57,338)
3 Month SOFR	97.500	12/12/2025	134	335,000	46,900	161,111	(114,211)
3 Month SOFR	96.250	03/13/2026	51	127,500	68,531	63,868	4,663
3 Month SOFR	96.625	03/13/2026	62	155,000	61,225	92,369	(31,144)
3 Month SOFR	96.750	03/13/2026	32	80,000	28,400	52,074	(23,674)
3 Month SOFR	96.250	06/12/2026	46	115,000	70,150	65,404	4,746
3 Month SOFR	96.625	06/12/2026	59	147,500	67,112	93,062	(25,950)
3 Month SOFR	96.750	06/12/2026	33	82,500	33,825	51,226	(17,401)
3 Month SOFR	96.375	09/11/2026	46	115,000	69,862	66,232	3,630
3 Month SOFR	96.625	09/11/2026	56	140,000	70,700	93,230	(22,530)
3 Month SOFR	96.375	12/11/2026	44	110,000	70,950	68,302	2,648

TOTAL			2,200	$5,500,000	$1,048,775	$3,085,474	$(2,036,699)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard and Poor’s Depository Receipt

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1Y IRS	—1 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
7M IRS	—7 Month Interest Rate Swaptions
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds – 96.4%

Dynamic(a) – 2.0%
1,722,737	Goldman Sachs Managed Futures Strategy Fund — Class R6	$17,847,553

Equity(a) – 19.6%
1,371,736	Goldman Sachs Large Cap Growth Insights Fund — Class R6	46,858,491
1,734,430	Goldman Sachs Large Cap Value Insights Fund — Class R6	42,146,644
2,317,589	Goldman Sachs International Equity Insights Fund — Class R6	34,856,540
1,979,668	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	17,698,236
470,733	Goldman Sachs Small Cap Equity Insights Fund — Class R6	13,222,888
708,906	Goldman Sachs International Small Cap Insights Fund — Class R6	9,073,995
424,219	Goldman Sachs Global Infrastructure Fund — Class R6	5,209,413
543,015	Goldman Sachs Global Real Estate Securities Fund — Class R6	5,001,170
23,297	Goldman Sachs Energy Infrastructure Fund — Class R6	296,798

		174,364,175

Exchange Traded Funds – 54.8%
2,100,164	Goldman Sachs MarketBeta U.S. Equity ETF(a)	157,008,261
768,121	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	82,150,541
1,718,087	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	77,743,437
1,315,013	Goldman Sachs MarketBeta International Equity ETF(a)	73,574,977
990,368	Goldman Sachs ActiveBeta International Equity ETF(a)	33,325,883
719,790	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	32,368,453
514,700	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	16,815,249
51,905	Industrial Select Sector SPDR Fund	6,325,662
294,141	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	4,132,681
26,655	Energy Select Sector SPDR Fund	2,429,603
11,781	iShares 7-10 Year Treasury Bond ETF	1,103,291

Shares	Description	Value

Underlying Funds – (continued)

Exchange Traded Funds – (continued)
5,595	Consumer Staples Select Sector SPDR Fund	$428,465
3,887	iShares MSCI Mexico ETF	220,043

		487,626,546

Fixed Income(a) – 20.0%
12,502,522	Goldman Sachs Global Core Fixed Income Fund — Class R6	141,028,443
1,020,912	Goldman Sachs Inflation Protected Securities Fund — Class R6	9,606,783
1,026,666	Goldman Sachs High Yield Floating Rate Fund — Class R6	9,127,062
956,363	Goldman Sachs Emerging Markets Debt Fund — Class R6	9,075,888
1,542,089	Goldman Sachs High Yield Fund — Class R6	8,604,859

		177,443,035

TOTAL UNDERLYING FUNDS – 96.4% (Cost $752,911,374)		$857,281,309

Shares	Dividend Rate	Value

Investment Company(a) – 0.6%

Goldman Sachs Financial Square Government Fund — Institutional Shares
5,344,983	5.213%	$5,344,983
(Cost $5,344,983)

TOTAL INVESTMENTS – 97.0% (Cost $758,256,357)		$862,626,292

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		26,949,020

NET ASSETS – 100.0%		$889,575,312

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	3,892,991	CHF	3,450,000	09/18/24	$15,985

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	1,108,877	DKK	7,610,000	09/18/24	$ 11,003
	USD	16,514,638	EUR	15,210,000	09/18/24	162,824
	USD	11,083,067	GBP	8,705,000	09/18/24	72,612
	USD	106,826	ILS	400,000	09/18/24	552
	USD	14,429,191	JPY	2,227,000,000	09/18/24	418,313
	USD	55,004	NZD	90,000	09/18/24	186
	USD	943,957	SEK	9,900,000	09/18/24	6,090
	USD	349,539	SGD	470,000	09/18/24	1,628

TOTAL						$689,193

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CHF	960,000	USD	1,088,381	09/18/24	$ (9,562)
	JPY	159,000,000	USD	1,030,880	09/18/24	(30,552)
	USD	2,106,360	AUD	3,190,000	09/18/24	(26,070)
	USD	555,726	HKD	4,330,000	09/19/24	(5)
	USD	173,226	NOK	1,850,000	09/18/24	(385)

TOTAL						$(66,574)

FUTURES CONTRACTS — At June 30, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	232	09/19/24	$25,516,375	$221,450
Euro Stoxx 50 Index	27	09/20/24	1,424,386	2,707
S&P 500 E-Mini Index	74	09/20/24	20,429,550	(47,717)
STOXX Europe 600	21	09/20/24	414,040	738
TOPIX Futures	21	09/12/24	3,668,376	42,240

TOTAL FUTURES CONTRACTS				$219,418

SWAP CONTRACTS — At June 30, 2024, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

6M GBP	4.403%	09/12/33	GBP 490	$21,081

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2024, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
12M IRS	MS & Co. Int. PLC	3.440%	01/24/2025	490,000	$490,000	$7,781	$17,588	$(9,807)
6M IRS	MS & Co. Int. PLC	3.750	08/14/2024	2,130,000	2,130,000	12,856	49,310	(36,454)
6M IRS	MS & Co. Int. PLC	4.500	09/13/2024	2,160,000	2,160,000	9,820	10,325	(505)
6M IRS	MS & Co. Int. PLC	3.200	09/13/2024	2,160,000	2,160,000	285	1,441	(1,156)
7M IRS	MS & Co. Int. PLC	3.100	09/13/2024	2,130,000	2,130,000	209	3,021	(2,812)
7M IRS	MS & Co. Int. PLC	4.150	09/13/2024	2,130,000	2,130,000	4,086	12,569	(8,483)
7M IRS	MS & Co. Int. PLC	3.500	10/16/2024	850,000	850,000	7,784	20,789	(13,005)

Total purchased option contracts				12,050,000	$12,050,000	$42,821	$115,043	$(72,222)

Written option contracts
Calls
12M IRS	MS & Co. Int. PLC	2.916	01/24/2025	(980,000)	(980,000)	(5,507)	(17,682)	12,175
6M IRS	MS & Co. Int. PLC	3.400	08/14/2024	(2,130,000)	(2,130,000)	(2,924)	(25,613)	22,689
6M IRS	MS & Co. Int. PLC	3.950	09/13/2024	(4,330,000)	(4,330,000)	(4,889)	(8,763)	3,874
7M IRS	MS & Co. Int. PLC	3.600	09/13/2024	(4,260,000)	(4,260,000)	(1,809)	(11,538)	9,729
7M IRS	MS & Co. Int. PLC	3.100	10/16/2024	(850,000)	(850,000)	(2,534)	(9,432)	6,898

				(12,550,000)	$(12,550,000)	$(17,663)	$(73,028)	$55,365

Puts
7M IRS	MS & Co. Int. PLC	4.260	10/16/2024	(850,000)	(850,000)	(6,618)	(11,357)	4,739

Total written option contracts				(13,400,000)	$(13,400,000)	$(24,281)	$(84,385)	$60,104

TOTAL				(1,350,000)	$(1,350,000)	$18,540	$30,658	$(12,118)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
SXPA Index	MS & Co. Int. PLC	$1,681.700	03/21/2025	245	$41,201,650	$7,661	$27,092	$(19,431)
EWW Index	MS & Co. Int. PLC	65.808	09/03/2024	3,620	23,822,496	581	2,896	(2,315)

Total purchased option contracts				3,865	$65,024,146	$8,242	$29,988	$(21,746)

Written option contracts
Calls
SXPA Index	MS & Co. Int. PLC	1,936.360	03/21/2025	(245)	(47,440,820)	(471)	(8,336)	7,865

Puts
EWW Index	MS & Co. Int. PLC	53.109	09/03/2024	(3,620)	(19,225,458)	(3,233)	(2,896)	(337)

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

SXPA Index	MS & Co. Int. PLC	$1,422.240	03/21/2025	(245)	$(34,844,880)	$(9,105)	$(12,504)	$3,399

				(3,865)	$(54,070,338)	$(12,338)	$(15,400)	$3,062

Total written option contracts				(4,110)	$(101,511,158)	$(12,809)	$(23,736)	$10,927

TOTAL				(245)	$(36,487,012)	$(4,567)	$6,252	$(10,819)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,560.000	07/01/2024	(10)	$(5,560,000)	$(25)	$(4,910)	$4,885
S&P 500 Index	5,500.000	07/03/2024	(8)	(4,400,000)	(6,840)	(8,869)	2,029
S&P 500 Index	5,565.000	07/03/2024	(10)	(5,565,000)	(250)	(2,484)	2,234
S&P 500 Index	5,550.000	07/10/2024	(8)	(4,440,000)	(6,520)	(17,173)	10,653
S&P 500 Index	5,700.000	07/17/2024	(7)	(3,990,000)	(735)	(5,131)	4,396
S&P 500 Index	5,650.000	07/24/2024	(7)	(3,955,000)	(4,480)	(6,587)	2,107
S&P 500 Index	5,470.000	07/31/2024	(1)	(547,000)	(8,090)	(4,689)	(3,401)
S&P 500 Index	5,475.000	07/31/2024	(2)	(1,095,000)	(15,520)	(9,513)	(6,007)
S&P 500 Index	5,490.000	07/31/2024	(2)	(1,098,000)	(13,780)	(5,418)	(8,362)
S&P 500 Index	5,525.000	07/31/2024	(1)	(552,500)	(5,060)	(3,419)	(1,641)

			(56)	$(31,202,500)	$(61,300)	$(68,193)	$6,893

Puts
S&P 500 Index	5,390.000	07/01/2024	(20)	(10,780,000)	(1,050)	(11,763)	10,713
S&P 500 Index	5,240.000	07/03/2024	(6)	(3,144,000)	(195)	(16,682)	16,487
S&P 500 Index	5,400.000	07/03/2024	(20)	(10,800,000)	(6,050)	(12,986)	6,936
S&P 500 Index	5,235.000	07/10/2024	(15)	(7,852,500)	(2,588)	(16,297)	13,709
S&P 500 Index	5,330.000	07/17/2024	(15)	(7,995,000)	(18,600)	(26,009)	7,409
S&P 500 Index	5,325.000	07/24/2024	(15)	(7,987,500)	(25,875)	(26,537)	662
S&P 500 Index	5,180.000	07/31/2024	(1)	(518,000)	(1,085)	(6,058)	4,973
S&P 500 Index	5,230.000	07/31/2024	(2)	(1,046,000)	(2,800)	(9,176)	6,376
S&P 500 Index	5,245.000	07/31/2024	(2)	(1,049,000)	(3,030)	(14,618)	11,588
S&P 500 Index	5,265.000	07/31/2024	(1)	(526,500)	(1,705)	(6,319)	4,614

			(97)	$(51,698,500)	$(62,978)	$(146,445)	$83,467

Total written option contracts			(153)	$(82,901,000)	$(124,278)	$(214,638)	$90,360

EXCHANGE TRADED OPTIONS ON FUTURES
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.250	09/13/2024	41	$102,500	$1,794	$166,212	$(164,418)

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.000	09/13/2024	77	$192,500	$1,925	$109,403	$(107,478)
3 Month SOFR	97.250	09/13/2024	130	325,000	1,625	175,116	(173,491)
3 Month SOFR	96.250	12/13/2024	88	220,000	7,700	138,541	(130,841)
3 Month SOFR	97.250	12/13/2024	247	617,500	9,263	401,161	(391,898)
3 Month SOFR	98.000	12/13/2024	126	315,000	1,575	25,492	(23,917)
3 Month SOFR	96.500	03/14/2025	93	232,500	19,181	157,479	(138,298)
3 Month SOFR	97.000	03/14/2025	177	442,500	21,019	234,936	(213,917)
3 Month SOFR	97.250	03/14/2025	222	555,000	19,425	408,508	(389,083)
3 Month SOFR	98.000	03/14/2025	84	210,000	3,150	26,445	(23,295)
3 Month SOFR	96.250	06/13/2025	90	225,000	51,187	124,334	(73,147)
3 Month SOFR	96.625	06/13/2025	94	235,000	35,837	161,968	(126,131)
3 Month SOFR	97.250	06/13/2025	231	577,500	46,200	285,979	(239,779)
3 Month SOFR	96.000	09/12/2025	74	185,000	80,475	72,322	8,153
3 Month SOFR	96.500	09/12/2025	138	345,000	93,150	183,733	(90,583)
3 Month SOFR	96.625	09/12/2025	88	220,000	52,800	163,686	(110,886)
3 Month SOFR	97.500	09/12/2025	265	662,500	66,250	298,740	(232,490)
3 Month SOFR	96.125	12/12/2025	119	297,500	149,494	134,151	15,343
3 Month SOFR	96.500	12/12/2025	123	307,500	111,469	188,398	(76,929)
3 Month SOFR	97.500	12/12/2025	245	612,500	85,750	294,568	(208,818)
3 Month SOFR	96.250	03/13/2026	112	280,000	150,500	140,260	10,240
3 Month SOFR	96.625	03/13/2026	92	230,000	90,850	137,063	(46,213)
3 Month SOFR	96.750	03/13/2026	37	92,500	32,838	60,211	(27,373)
3 Month SOFR	96.250	06/12/2026	101	252,500	154,025	143,604	10,421
3 Month SOFR	96.625	06/12/2026	87	217,500	98,962	137,227	(38,265)
3 Month SOFR	96.750	06/12/2026	38	95,000	38,950	58,988	(20,038)
3 Month SOFR	96.375	09/11/2026	101	252,500	153,394	145,422	7,972
3 Month SOFR	96.625	09/11/2026	83	207,500	104,787	138,180	(33,393)
3 Month SOFR	96.375	12/11/2026	96	240,000	154,800	149,023	5,777

TOTAL			3,499	$8,747,500	$1,838,375	$4,861,150	$(3,022,775)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard and Poor’s Depository Receipt

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
12M IRS	—12 Months Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
7M IRS	—7 Month Interest Rate Swaptions
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds – 95.8%

Dynamic(a) – 1.9%
1,690,280	Goldman Sachs Managed Futures Strategy Fund — Class R6	$17,511,302

Equity(a) – 25.1%
1,882,792	Goldman Sachs Large Cap Growth Insights Fund — Class R6	64,316,176
2,413,884	Goldman Sachs Large Cap Value Insights Fund — Class R6	58,657,380
3,547,042	Goldman Sachs International Equity Insights Fund — Class R6	53,347,513
2,599,604	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	23,240,462
513,431	Goldman Sachs Small Cap Equity Insights Fund — Class R6	14,422,258
700,722	Goldman Sachs International Small Cap Insights Fund — Class R6	8,969,244
420,894	Goldman Sachs Global Infrastructure Fund — Class R6	5,168,582
554,097	Goldman Sachs Global Real Estate Securities Fund — Class R6	5,103,235
20,107	Goldman Sachs Energy Infrastructure Fund — Class R6	256,160

		233,481,010

Exchange Traded Funds – 65.6%
3,000,608	Goldman Sachs MarketBeta U.S. Equity ETF(a)	224,325,454
1,102,159	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	117,875,905
1,747,922	Goldman Sachs MarketBeta International Equity ETF(a)	97,796,236
1,397,101	Goldman Sachs ActiveBeta International Equity ETF(a)	47,012,449
973,167	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	44,035,807
954,394	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	42,918,430
667,362	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	21,802,717
54,510	Industrial Select Sector SPDR Fund	6,643,134
307,344	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	4,318,183

Shares	Description	Value

Underlying Funds – (continued)

Exchange Traded Funds – (continued)
27,992	Energy Select Sector SPDR Fund	$2,551,471
8,390	iShares 7-10 Year Treasury Bond ETF	785,723
4,681	Consumer Staples Select Sector SPDR Fund	358,471
2,712	iShares MSCI Mexico ETF	153,526

		610,577,506

Fixed Income(a) – 3.2%
1,159,262	Goldman Sachs Emerging Markets Debt Fund — Class R6	11,001,390
1,040,706	Goldman Sachs High Yield Floating Rate Fund — Class R6	9,251,877
1,651,427	Goldman Sachs High Yield Fund — Class R6	9,214,961

		29,468,228

TOTAL UNDERLYING FUNDS – 95.8% (Cost $726,713,120)		$891,038,046

Shares	Dividend Rate	Value

Investment Company(a) – 0.9%

Goldman Sachs Financial Square Government Fund — Institutional Shares
8,155,538	5.213%	$8,155,538
(Cost $8,155,538)

TOTAL INVESTMENTS – 96.7% (Cost $734,868,658)		$899,193,584

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		30,996,738

NET ASSETS – 100.0%		$930,190,322

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	3,441,630	CHF	3,050,000	09/18/24	$14,132
	USD	1,025,820	DKK	7,040,000	09/18/24	10,179
	USD	16,112,901	EUR	14,840,000	09/18/24	158,863
	USD	11,076,701	GBP	8,700,000	09/18/24	72,570

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	514,755	HKD	4,010,000	09/19/24	$ 94
	USD	96,504	ILS	360,000	09/18/24	857
	USD	14,035,829	JPY	2,166,000,000	09/18/24	408,726
	USD	48,893	NZD	80,000	09/18/24	165
	USD	872,445	SEK	9,150,000	09/18/24	5,629
	USD	320,019	SGD	430,000	09/18/24	1,717

TOTAL						$672,932

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CHF	740,000	USD	838,960	09/18/24	$ (7,371)
	JPY	123,000,000	USD	797,473	09/18/24	(23,635)
	USD	1,947,887	AUD	2,950,000	09/18/24	(24,108)
	USD	159,181	NOK	1,700,000	09/18/24	(354)

TOTAL						$(55,468)

FUTURES CONTRACTS — At June 30, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	210	09/19/24	$23,096,719	$200,375
Euro Stoxx 50 Index	28	09/20/24	1,477,141	2,807
S&P 500 E-Mini Index	67	09/20/24	18,497,025	(43,053)
STOXX Europe 600	17	09/20/24	335,175	597
TOPIX Futures	22	09/12/24	3,843,060	44,252

TOTAL FUTURES CONTRACTS				$204,978

SWAP CONTRACTS — At June 30, 2024, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

12M GBP	4.404%	09/12/33	GBP 370	$15,918

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2024, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
12M IRS	MS & Co. Int. PLC	3.440%	01/24/2025	370,000	$370,000	$5,875	$13,281	$(7,406)
5M IRS	MS & Co. Int. PLC	3.200	09/13/2024	1,700,000	1,700,000	224	1,134	(910)
5M IRS	MS & Co. Int. PLC	4.500	09/13/2024	1,700,000	1,700,000	7,729	8,126	(397)
6M IRS	MS & Co. Int. PLC	3.750	08/14/2024	1,640,000	1,640,000	9,899	37,966	(28,067)
6M IRS	MS & Co. Int. PLC	3.100	09/13/2024	1,630,000	1,630,000	160	2,312	(2,152)
6M IRS	MS & Co. Int. PLC	4.150	09/13/2024	1,630,000	1,630,000	3,127	9,618	(6,491)
7M IRS	MS & Co. Int. PLC	3.500	10/16/2024	660,000	660,000	6,044	16,142	(10,098)

Total purchased option contracts				9,330,000	$9,330,000	$33,058	$88,579	$(55,521)

Written option contracts
Calls
12M IRS	MS & Co. Int. PLC	2.916	01/24/2025	(740,000)	(740,000)	(4,158)	(13,351)	9,193
5M IRS	MS & Co. Int. PLC	3.950	09/13/2024	(3,400,000)	(3,400,000)	(3,839)	(6,881)	3,042
6M IRS	MS & Co. Int. PLC	3.400	08/14/2024	(1,640,000)	(1,640,000)	(2,252)	(19,721)	17,469
6M IRS	MS & Co. Int. PLC	3.600	09/13/2024	(3,270,000)	(3,270,000)	(1,389)	(8,857)	7,468
7M IRS	MS & Co. Int. PLC	3.100	10/16/2024	(660,000)	(660,000)	(1,968)	(7,324)	5,356

				(9,710,000)	$(9,710,000)	$(13,606)	$(56,134)	$42,528

Puts
7M IRS	MS & Co. Int. PLC	4.260	10/16/2024	(660,000)	(660,000)	(5,138)	(8,818)	3,680

Total written option contracts				(10,370,000)	$(10,370,000)	$(18,744)	$(64,952)	$46,208

TOTAL				(1,040,000)	$(1,040,000)	$14,314	$23,627	$(9,313)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	MS & Co. Int. PLC	$1,681.700	03/21/2025	190	$31,952,300	$5,941	$21,010	$(15,069)
iShares MSCI Mexico ETF	MS & Co. Int. PLC	65.808	09/03/2024	2,880	18,952,704	462	2,304	(1,842)

Total purchased option contracts				3,070	$50,905,004	$6,403	$23,314	$(16,911)

Written option contracts
Calls
S&P 500 Index	MS & Co. Int. PLC	1,936.360	03/21/2025	(190)	(36,790,840)	(365)	(6,465)	6,100

Puts
iShares MSCI Mexico ETF	MS & Co. Int. PLC	53.109	09/03/2024	(2,880)	(15,295,392)	(2,572)	(2,304)	(268)

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	MS & Co. Int. PLC	$1,422.240	03/21/2025	(190)	$(27,022,560)	$(7,061)	$(9,697)	$2,636

				(3,070)	$(42,317,952)	$(9,633)	$(12,001)	$2,368

Total written option contracts				(3,260)	$(79,108,792)	$(9,998)	$(18,466)	$8,468

TOTAL				(190)	$(28,203,788)	$(3,595)	$4,848	$(8,443)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,560.000	07/01/2024	(13)	$(7,228,000)	$(33)	$(6,384)	$6,351
S&P 500 Index	5,500.000	07/03/2024	(10)	(5,500,000)	(8,550)	(11,086)	2,536
S&P 500 Index	5,565.000	07/03/2024	(13)	(7,234,500)	(325)	(3,229)	2,904
S&P 500 Index	5,550.000	07/10/2024	(10)	(5,550,000)	(8,150)	(21,466)	13,316
S&P 500 Index	5,700.000	07/17/2024	(10)	(5,700,000)	(1,050)	(7,330)	6,280
S&P 500 Index	5,650.000	07/24/2024	(10)	(5,650,000)	(6,400)	(9,410)	3,010
S&P 500 Index	5,425.000	07/31/2024	(1)	(542,500)	(11,095)	(4,239)	(6,856)
S&P 500 Index	5,470.000	07/31/2024	(1)	(547,000)	(8,090)	(4,689)	(3,401)
S&P 500 Index	5,475.000	07/31/2024	(2)	(1,095,000)	(15,520)	(9,513)	(6,007)
S&P 500 Index	5,490.000	07/31/2024	(2)	(1,098,000)	(13,780)	(5,398)	(8,382)
S&P 500 Index	5,525.000	07/31/2024	(2)	(1,105,000)	(10,120)	(6,838)	(3,282)

			(74)	$(41,250,000)	$(83,113)	$(89,582)	$6,469

Puts
S&P 500 Index	5,390.000	07/01/2024	(26)	(14,014,000)	(1,365)	(15,291)	13,926
S&P 500 Index	5,240.000	07/03/2024	(8)	(4,192,000)	(260)	(22,243)	21,983
S&P 500 Index	5,400.000	07/03/2024	(26)	(14,040,000)	(7,865)	(16,881)	9,016
S&P 500 Index	5,235.000	07/10/2024	(20)	(10,470,000)	(3,450)	(21,729)	18,279
S&P 500 Index	5,330.000	07/17/2024	(20)	(10,660,000)	(24,800)	(34,679)	9,879
S&P 500 Index	5,325.000	07/24/2024	(20)	(10,650,000)	(34,500)	(35,383)	883
S&P 500 Index	5,110.000	07/31/2024	(1)	(511,000)	(785)	(7,459)	6,674
S&P 500 Index	5,180.000	07/31/2024	(1)	(518,000)	(1,085)	(6,058)	4,973
S&P 500 Index	5,230.000	07/31/2024	(2)	(1,046,000)	(2,800)	(9,176)	6,376
S&P 500 Index	5,245.000	07/31/2024	(2)	(1,049,000)	(3,030)	(14,618)	11,588
S&P 500 Index	5,265.000	07/31/2024	(2)	(1,053,000)	(3,410)	(12,638)	9,228

			(128)	$(68,203,000)	$(83,350)	$(196,155)	$112,805

Total written option contracts			(202)	$(109,453,000)	$(166,463)	$(285,737)	$119,274

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.250	09/13/2024	50	$125,000	$2,188	$ 200,254	$ (198,066)
3 Month SOFR	95.375	09/13/2024	12	30,000	450	48,937	(48,487)
3 Month SOFR	96.000	09/13/2024	90	225,000	2,250	127,874	(125,624)
3 Month SOFR	97.250	09/13/2024	156	390,000	1,950	207,725	(205,775)
3 Month SOFR	96.250	12/13/2024	104	260,000	9,100	163,731	(154,631)
3 Month SOFR	97.250	12/13/2024	301	752,500	11,288	485,571	(474,283)
3 Month SOFR	98.000	12/13/2024	198	495,000	2,475	40,059	(37,584)
3 Month SOFR	96.500	03/14/2025	110	275,000	22,688	186,266	(163,578)
3 Month SOFR	97.000	03/14/2025	178	445,000	21,138	236,263	(215,125)
3 Month SOFR	97.250	03/14/2025	271	677,500	23,713	496,254	(472,541)
3 Month SOFR	98.000	03/14/2025	131	327,500	4,912	41,241	(36,329)
3 Month SOFR	96.250	06/13/2025	123	307,500	69,956	174,048	(104,092)
3 Month SOFR	96.625	06/13/2025	112	280,000	42,700	192,984	(150,284)
3 Month SOFR	97.250	06/13/2025	232	580,000	46,400	287,217	(240,817)
3 Month SOFR	96.000	09/12/2025	92	230,000	100,050	89,913	10,137
3 Month SOFR	96.500	09/12/2025	185	462,500	124,875	250,092	(125,217)
3 Month SOFR	96.625	09/12/2025	105	262,500	63,000	195,307	(132,307)
3 Month SOFR	97.500	09/12/2025	266	665,000	66,500	299,867	(233,367)
3 Month SOFR	96.125	12/12/2025	148	370,000	185,925	166,843	19,082
3 Month SOFR	96.500	12/12/2025	164	410,000	148,625	253,993	(105,368)
3 Month SOFR	97.500	12/12/2025	246	615,000	86,100	295,771	(209,671)
3 Month SOFR	96.250	03/13/2026	139	347,500	186,781	174,072	12,709
3 Month SOFR	96.625	03/13/2026	115	287,500	113,562	171,329	(57,767)
3 Month SOFR	96.750	03/13/2026	58	145,000	51,475	94,385	(42,910)
3 Month SOFR	96.250	06/12/2026	126	315,000	192,150	179,149	13,001
3 Month SOFR	96.625	06/12/2026	109	272,500	123,988	171,928	(47,940)
3 Month SOFR	96.750	06/12/2026	60	150,000	61,500	93,139	(31,639)
3 Month SOFR	96.375	09/11/2026	126	315,000	191,362	181,417	9,945
3 Month SOFR	96.625	09/11/2026	105	262,500	132,562	174,806	(42,244)
3 Month SOFR	96.375	12/11/2026	119	297,500	191,887	184,726	7,161

TOTAL			4,231	$10,577,500	$2,281,550	$5,865,161	$(3,583,611)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
12M IRS	—12 Months Interest Rate Swaptions
5M IRS	—5 Months Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
7M IRS	—7 Month Interest Rate Swaptions
SOFR	—Secured Overnight Financing Rate

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Assets and Liabilities June 30, 2024 (Unaudited)

	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio	Growth Strategy Portfolio

Assets:

Investments in affiliated issuers, at value (cost $479,787,038, $743,176,432 and $719,730,510, respectively)	$510,456,664	$847,986,546	$884,383,076
Investments in unaffiliated issuers, at value (cost $9,622,302, $15,079,925 and $15,138,148, respectively)	9,646,438	14,639,746	14,810,508
Purchased options, at value (premium paid $3,201,802, $5,006,181 and $5,977,054, respectively)	1,089,842	1,889,438	2,321,011
Cash	7,899,044	13,060,891	13,708,676
Foreign currencies, at value (cost $13,821, $32,680 and $44,131, respectively)	24,098	33,116	43,743
Unrealized gain on forward foreign currency exchange contracts	403,102	689,193	672,932
Receivables:
Collateral on certain derivative contracts(a)	5,805,253	11,983,928	14,770,056
Interest and dividends	604,409	550,180	191,876
Portfolio shares sold	577,786	280,160	380,165
Reimbursement from investment adviser	29,263	31,144	31,263
Other assets	63,373	68,555	71,472

Total assets	536,599,272	891,212,897	931,384,778

Liabilities:

Variation margin on futures contracts	122,845	142,502	127,986
Written option contracts, at value (premium received $166,772, $322,759 and $369,155, respectively)	76,287	161,368	195,205
Unrealized loss on forward foreign currency exchange contracts	46,596	66,574	55,468
Variation margin on swaps contracts	892	851	869
Payables:
Investments purchased	604,409	550,180	191,876
Portfolio shares redeemed	400,469	339,241	177,777
Management fees	65,943	108,918	114,325
Distribution and Service fees and Transfer Agency fees	50,141	108,067	145,276
Due to broker	41,596	88,788	106,836
Accrued expenses	70,930	71,096	78,838

Total liabilities	1,480,108	1,637,585	1,194,456

Net Assets:

Paid-in capital	517,057,301	764,179,387	722,289,565
Total distributable earnings	18,061,863	125,395,925	207,900,757

NET ASSETS	$535,119,164	$889,575,312	$930,190,322
Net Assets:
Class A	$ 85,250,870	$246,172,641	$341,845,121
Class C	2,597,786	5,522,646	13,338,471
Institutional	383,431,234	371,939,974	244,437,874
Service	256,117	1,915,406	2,493,180
Investor	3,082,879	11,622,166	9,496,279
Class R6	2,049,496	2,243,351	9,218,532
Class R	9,016,250	4,399,495	7,704,261
Class P	49,434,532	245,759,633	301,656,604
Total Net Assets	$535,119,164	$889,575,312	$930,190,322
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,130,536	15,671,481	17,456,545
Class C	216,702	362,793	664,780
Institutional	32,083,885	23,594,163	12,468,207
Service	21,106	122,269	127,805
Investor	259,165	744,312	492,461
Class R6	171,393	142,381	470,062
Class R	757,879	282,858	407,611
Class P	4,134,918	15,600,959	15,379,177
Net asset value, offering and redemption price per share:(b)
Class A	$11.96	$15.71	$19.58
Class C	11.99	15.22	20.06
Institutional	11.95	15.76	19.60
Service	12.13	15.67	19.51
Investor	11.90	15.61	19.28
Class R6	11.96	15.76	19.61
Class R	11.90	15.55	18.90
Class P	11.96	15.75	19.61

(a)	Segregated for initial margin and/or collateral as follows:

Portfolio	Futures	Swaps	Forwards	Options
Balanced Strategy Portfolio	$1,172,960	$34,562	$370,000	$ 4,227,731
Growth and Income Strategy Portfolio	1,237,679	44,278	340,000	10,361,971
Growth Strategy Portfolio	965,300	33,651	330,000	13,441,105

(b)

Maximum public offering price per share for Class A Shares of the Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios is $12.66, $16.62 and $20.72, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Operations For the Six Months Ended June 30, 2024 (Unaudited)

	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio	Growth Strategy Portfolio

Investment Income:

Dividends — affiliated issuers	$ 6,788,440	$ 8,798,474	$ 7,317,265
Dividends — unaffiliated issuers	42,115	61,437	57,963
Interest	29,750	32,025	25,241

Total investment income	6,860,305	8,891,936	7,400,469

Expenses:

Management fees	406,994	642,485	667,695
Transfer Agency fees(a)	162,255	304,850	362,152
Distribution and Service (12b-1) fees(a)	144,575	337,594	482,772
Registration fees	59,298	62,842	62,209
Professional fees	45,016	45,021	45,021
Custody, accounting and administrative services	37,026	36,890	34,692
Printing and mailing costs	29,249	41,353	48,017
Trustee fees	10,893	11,092	11,098
Service fees — Class C	3,423	7,128	16,312
Shareholder Administration fees — Service Class	409	2,291	2,974
Other	9,716	8,067	4,053

Total expenses	908,854	1,499,613	1,736,995

Less — expense reductions	(179,992)	(190,962)	(195,488)

Net expenses	728,862	1,308,651	1,541,507

NET INVESTMENT INCOME	6,131,443	7,583,285	5,858,962

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — affiliated issuers	1,347,467	3,859,441	1,460,560
Purchased options	(1,157,418)	(1,716,906)	(2,042,632)
Futures contracts	2,800,234	2,830,421	2,547,633
Written options	65,539	140,753	186,273
Swap contracts	(8,167)	(10,250)	(7,351)
Forward foreign currency exchange contracts	590,663	1,022,657	958,073
Foreign currency transactions	(318)	(534)	(981)
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	16,044,374	48,162,148	74,714,884
Investments — unaffiliated issuers	51,081	(448,263)	(322,889)
Purchased options	(485,606)	(721,223)	(829,491)
Futures contracts	(974,122)	(1,089,678)	(1,113,080)
Written options	104,658	208,492	227,888
Swap contracts	(34,286)	(44,211)	(33,384)
Forward foreign currency exchange contracts	720,897	1,274,926	1,198,697
Foreign currency translation	(24)	(2,178)	(2,174)

Net realized and unrealized gain	19,064,972	53,465,595	76,942,026

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,196,415	$61,048,880	$82,800,988

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Portfolio	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Balanced Strategy Portfolio	$107,751	$10,271	$ 409	$26,144	$ 64,651	$2,054	$77,540	$ 66	$2,270	$ 305	$7,843	$ 7,526
Growth and Income Strategy Portfolio	303,269	21,383	2,291	10,651	181,962	4,277	69,795	367	9,082	311	3,195	35,861
Growth Strategy Portfolio	414,091	48,937	2,974	16,770	248,455	9,787	46,458	476	7,827	1,326	5,031	42,792

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$ 6,131,443	$ 12,394,869	$ 7,583,285	$ 17,075,874
Net realized gain (loss)	3,638,000	(6,032,147)	6,125,582	29,429,508
Net change in unrealized gain	15,426,972	54,003,833	47,340,013	67,335,471

Net increase in net assets resulting from operations	25,196,415	60,366,555	61,048,880	113,840,853

Distributions to shareholders:

From distributable earnings:
Class A Shares	(874,944)	(1,613,472)	(1,899,693)	(4,013,808)
Class C Shares	(16,767)	(32,788)	(24,418)	(60,972)
Institutional Shares	(4,648,447)	(8,025,319)	(3,413,066)	(6,792,467)
Service Shares	(2,723)	(5,646)	(13,613)	(28,117)
Investor Shares	(34,928)	(63,769)	(103,423)	(177,199)
Class R6 Shares	(24,166)	(48,212)	(20,393)	(44,882)
Class R Shares	(84,880)	(159,345)	(29,006)	(61,789)
Class P Shares	(598,383)	(1,056,728)	(2,302,181)	(4,779,236)

Total distributions to shareholders	(6,285,238)	(11,005,279)	(7,805,793)	(15,958,470)

From share transactions:

Proceeds from sales of shares	49,917,912	97,664,775	58,142,398	76,142,659
Reinvestment of distributions	6,233,939	10,906,522	7,672,912	15,672,675
Cost of shares redeemed	(80,719,349)	(138,801,761)	(70,604,405)	(150,223,039)

Net decrease in net assets resulting from share transactions	(24,567,498)	(30,230,464)	(4,789,095)	(58,407,705)

TOTAL INCREASE (DECREASE)	(5,656,321)	19,130,812	48,453,992	39,474,678

Net assets:

Beginning of period	540,775,485	521,644,673	841,121,320	801,646,642

End of period	$535,119,164	$540,775,485	$889,575,312	$841,121,320

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Growth Strategy Portfolio
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$ 5,858,962	$ 14,065,277
Net realized gain	3,101,575	44,479,569
Net change in unrealized gain	73,840,451	72,335,987

Net increase in net assets resulting from operations	82,800,988	130,880,833

Distributions to shareholders:

From distributable earnings:
Class A Shares	—	(4,434,221)
Class C Shares	—	(53,034)
Institutional Shares	—	(3,637,458)
Service Shares	—	(28,354)
Investor Shares	—	(198,980)
Class R6 Shares	—	(139,776)
Class R Shares	—	(76,107)
Class P Shares	—	(4,636,157)

Total distributions to shareholders	—	(13,204,087)

From share transactions:

Proceeds from sales of shares	56,592,967	76,297,975
Reinvestment of distributions	—	12,846,013
Cost of shares redeemed	(58,100,249)	(120,204,973)

Net decrease in net assets resulting from share transactions	(1,507,282)	(31,060,985)

TOTAL INCREASE	81,293,706	86,615,761

Net assets:

Beginning of period	848,896,616	762,280,855

End of period	$930,190,322	$848,896,616

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Class A Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.54		$10.49	$12.82	$12.64	$11.64	$10.32

Net investment income(a)(b)	0.11		0.23	0.22	0.24	0.20	0.20

Net realized and unrealized gain (loss)	0.43		1.02	(2.02)	0.71	1.04	1.37

Total from investment operations	0.54		1.25	(1.80)	0.95	1.24	1.57

Distributions to shareholders from net investment income	(0.12)		(0.20)	(0.39)	(0.34)	(0.24)	(0.25)

Distributions to shareholders from net realized gains	—		—	(0.14)	(0.43)	—	—

Total distributions	(0.12)		(0.20)	(0.53)	(0.77)	(0.24)	(0.25)

Net asset value, end of period	$11.96		$11.54	$10.49	$12.82	$12.64	$11.64

Total return(c)	4.69%		12.07%	(14.09)%	7.53%	10.71%	15.24%

Net assets, end of period (in 000s)	$85,251		$88,066	$88,939	$113,820	$110,057	$106,285

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.56%	0.56%	0.56%	0.57%	0.58%

Ratio of total expenses to average net assets(d)	0.62	%(e)	0.63%	0.63%	0.61%	0.64%	0.67%

Ratio of net investment income to average net assets(b)	1.97	%(e)	2.12%	1.91%	1.84%	1.71%	1.76%

Portfolio turnover rate(f)	6%		40%	30%	9%	19%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Class C Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.57		$10.51	$12.83	$12.67	$11.66	$10.34

Net investment income(a)(b)	0.07		0.14	0.11	0.12	0.10	0.10

Net realized and unrealized gain (loss)	0.43		1.03	(1.99)	0.73	1.06	1.38

Total from investment operations	0.50		1.17	(1.88)	0.85	1.16	1.48

Distributions to shareholders from net investment income	(0.08)		(0.11)	(0.30)	(0.26)	(0.15)	(0.16)

Distributions to shareholders from net realized gains	—		—	(0.14)	(0.43)	—	—

Total distributions	(0.08)		(0.11)	(0.44)	(0.69)	(0.15)	(0.16)

Net asset value, end of period	$11.99		$11.57	$10.51	$12.83	$12.67	$11.66

Total return(c)	4.28%		11.24%	(14.70)%	6.73%	9.90%	14.30%

Net assets, end of period (in 000s)	$2,598		$2,801	$3,740	$6,678	$9,575	$10,978

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.31%	1.31%	1.31%	1.32%	1.33%

Ratio of total expenses to average net assets(d)	1.37	%(e)	1.38%	1.38%	1.36%	1.39%	1.42%

Ratio of net investment income to average net assets(b)	1.20	%(e)	1.31%	0.98%	0.91%	0.86%	0.93%

Portfolio turnover rate(f)	6%		40%	30%	9%	19%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Institutional Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.54		$10.49	$12.81	$12.63	$11.64	$10.32

Net investment income(a)(b)	0.14		0.27	0.27	0.29	0.25	0.25

Net realized and unrealized gain (loss)	0.41		1.02	(2.02)	0.71	1.02	1.36

Total from investment operations	0.55		1.29	(1.75)	1.00	1.27	1.61

Distributions to shareholders from net investment income	(0.14)		(0.24)	(0.43)	(0.39)	(0.28)	(0.29)

Distributions to shareholders from net realized gains	—		—	(0.14)	(0.43)	—	—

Total distributions	(0.14)		(0.24)	(0.57)	(0.82)	(0.28)	(0.29)

Net asset value, end of period	$11.95		$11.54	$10.49	$12.81	$12.63	$11.64

Total return(c)	4.78%		12.48%	(13.69)%	7.93%	11.05%	15.68%

Net assets, end of period (in 000s)	$383,431		$381,220	$355,310	$426,392	$388,941	$351,189

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.19%	0.19%	0.19%	0.20%

Ratio of total expenses to average net assets(d)	0.26	%(e)	0.27%	0.27%	0.25%	0.26%	0.28%

Ratio of net investment income to average net assets(b)	2.34	%(e)	2.49%	2.31%	2.23%	2.12%	2.19%

Portfolio turnover rate(f)	6%		40%	30%	9%	19%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Service Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.71		$10.64	$12.99	$12.79	$11.78	$10.45

Net investment income(a)(b)	0.10		0.22	0.21	0.22	0.16	0.17

Net realized and unrealized gain (loss)	0.43		1.04	(2.05)	0.73	1.07	1.39

Total from investment operations	0.53		1.26	(1.84)	0.95	1.23	1.56

Distributions to shareholders from net investment income	(0.11)		(0.19)	(0.37)	(0.32)	(0.22)	(0.23)

Distributions to shareholders from net realized gains	—		—	(0.14)	(0.43)	—	—

Total distributions	(0.11)		(0.19)	(0.51)	(0.75)	(0.22)	(0.23)

Net asset value, end of period	$12.13		$11.71	$10.64	$12.99	$12.79	$11.78

Total return(c)	4.52%		11.94%	(14.18)%	7.44%	10.52%	14.99%

Net assets, end of period (in 000s)	$256		$351	$319	$388	$421	$532

Ratio of net expenses to average net assets(d)	0.70	%(e)	0.69%	0.69%	0.69%	0.69%	0.70%

Ratio of total expenses to average net assets(d)	0.76	%(e)	0.77%	0.77%	0.75%	0.77%	0.78%

Ratio of net investment income to average net assets(b)	1.77	%(e)	2.00%	1.82%	1.67%	1.38%	1.47%

Portfolio turnover rate(f)	6%		40%	30%	9%	19%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Investor Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.48		$10.44	$12.76	$12.58	$11.59	$10.28

Net investment income(a)(b)	0.13		0.26	0.23	0.28	0.33	0.23

Net realized and unrealized gain (loss)	0.43		1.01	(1.99)	0.70	0.93	1.36

Total from investment operations	0.56		1.27	(1.76)	0.98	1.26	1.59

Distributions to shareholders from net investment income	(0.14)		(0.23)	(0.42)	(0.37)	(0.27)	(0.28)

Distributions to shareholders from net realized gains	—		—	(0.14)	(0.43)	—	—

Total distributions	(0.14)		(0.23)	(0.56)	(0.80)	(0.27)	(0.28)

Net asset value, end of period	$11.90		$11.48	$10.44	$12.76	$12.58	$11.59

Total return(c)	4.75%		12.32%	(13.79)%	7.75%	10.97%	15.49%

Net assets, end of period (in 000s)	$3,083		$2,967	$3,110	$5,430	$7,594	$3,663

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.31%	0.31%	0.31%	0.32%	0.33%

Ratio of total expenses to average net assets(d)	0.37	%(e)	0.38%	0.38%	0.36%	0.39%	0.42%

Ratio of net investment income to average net assets(b)	2.24	%(e)	2.36%	2.01%	2.13%	2.78%	2.07%

Portfolio turnover rate(f)	6%		40%	30%	9%	19%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Class R6 Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.54		$10.50	$12.82	$12.63	$11.64	$10.32

Net investment income(a)(b)	0.14		0.27	0.37	0.21	0.23	0.23

Net realized and unrealized gain (loss)	0.42		1.02	(2.12)	0.79	1.05	1.38

Total from investment operations	0.56		1.29	(1.75)	1.00	1.28	1.61

Distributions to shareholders from net investment income	(0.14)		(0.25)	(0.43)	(0.38)	(0.29)	(0.29)

Distributions to shareholders from net realized gains	—		—	(0.14)	(0.43)	—	—

Total distributions	(0.14)		(0.25)	(0.57)	(0.81)	(0.29)	(0.29)

Net asset value, end of period	$11.96		$11.54	$10.50	$12.82	$12.63	$11.64

Total return(c)	4.87%		12.38%	(13.66)%	8.00%	11.06%	15.70%

Net assets, end of period (in 000s)	$2,049		$2,217	$2,061	$277	$1,449	$1,766

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.19%

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.26%	0.26%	0.24%	0.26%	0.27%

Ratio of net investment income to average net assets(b)	2.33	%(e)	2.50%	3.28%	1.64%	1.89%	2.04%

Portfolio turnover rate(f)	6%		40%	30%	9%	19%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Class R Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.48		$10.44	$12.76	$12.58	$11.59	$10.28

Net investment income(a)(b)	0.10		0.21	0.19	0.22	0.16	0.18

Net realized and unrealized gain (loss)	0.42		1.01	(2.01)	0.70	1.04	1.35

Total from investment operations	0.52		1.22	(1.82)	0.92	1.20	1.53

Distributions to shareholders from net investment income	(0.10)		(0.18)	(0.36)	(0.31)	(0.21)	(0.22)

Distributions to shareholders from net realized gains	—		—	(0.14)	(0.43)	—	—

Total distributions	(0.10)		(0.18)	(0.50)	(0.74)	(0.21)	(0.22)

Net asset value, end of period	$11.90		$11.48	$10.44	$12.76	$12.58	$11.59

Total return(c)	4.56%		11.77%	(14.30)%	7.32%	10.39%	14.94%

Net assets, end of period (in 000s)	$9,016		$10,544	$8,693	$10,837	$9,435	$10,241

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.81%	0.81%	0.81%	0.82%	0.83%

Ratio of total expenses to average net assets(d)	0.87	%(e)	0.88%	0.88%	0.86%	0.90%	0.92%

Ratio of net investment income to average net assets(b)	1.67	%(e)	1.90%	1.67%	1.65%	1.40%	1.61%

Portfolio turnover rate(f)	6%		40%	30%	9%	19%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Class P Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.54		$10.49	$12.82	$12.64	$11.64	$10.32

Net investment income(a)(b)	0.14		0.27	0.28	0.29	0.25	0.24

Net realized and unrealized gain (loss)	0.42		1.03	(2.04)	0.71	1.04	1.37

Total from investment operations	0.56		1.30	(1.76)	1.00	1.29	1.61

Distributions to shareholders from net investment income	(0.14)		(0.25)	(0.43)	(0.39)	(0.29)	(0.29)

Distributions to shareholders from net realized gains	—		—	(0.14)	(0.43)	—	—

Total distributions	(0.14)		(0.25)	(0.57)	(0.82)	(0.29)	(0.29)

Net asset value, end of period	$11.96		$11.54	$10.49	$12.82	$12.64	$11.64

Total return(c)	4.79%		12.49%	(13.75)%	7.94%	11.15%	15.69%

Net assets, end of period (in 000s)	$49,435		$52,609	$59,472	$53,299	$41,545	$42,118

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.19%

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.26%	0.26%	0.24%	0.25%	0.27%

Ratio of net investment income to average net assets(b)	2.34	%(e)	2.50%	2.46%	2.24%	2.10%	2.17%

Portfolio turnover rate(f)	6%		40%	30%	9%	19%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Class A Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.77		$13.10	$16.35	$15.51	$14.26	$12.26

Net investment income(a)(b)	0.11		0.26	0.28	0.36	0.20	0.22

Net realized and unrealized gain (loss)	0.95		1.65	(2.80)	1.53	1.54	2.06

Total from investment operations	1.06		1.91	(2.52)	1.89	1.74	2.28

Distributions to shareholders from net investment income	(0.12)		(0.24)	(0.50)	(0.53)	(0.23)	(0.28)

Distributions to shareholders from net realized gains	—		—	(0.23)	(0.52)	(0.26)	—

Total distributions	(0.12)		(0.24)	(0.73)	(1.05)	(0.49)	(0.28)

Net asset value, end of period	$15.71		$14.77	$13.10	$16.35	$15.51	$14.26

Total return(c)	7.18%		14.70%	(15.50)%	12.27%	12.29%	18.60%

Net assets, end of period (in 000s)	$246,173		$242,239	$228,850	$297,996	$293,868	$286,721

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.56%	0.56%	0.56%	0.57%	0.58%

Ratio of total expenses to average net assets(d)	0.60	%(e)	0.61%	0.61%	0.59%	0.62%	0.64%

Ratio of net investment income to average net assets(b)	1.51	%(e)	1.85%	1.94%	2.15%	1.38%	1.65%

Portfolio turnover rate(f)	4%		48%	29%	8%	13%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Class C Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.32		$12.70	$15.88	$15.12	$13.92	$11.98

Net investment income(a)(b)	0.05		0.14	0.15	0.20	0.06	0.09

Net realized and unrealized gain (loss)	0.92		1.61	(2.71)	1.53	1.53	2.04

Total from investment operations	0.97		1.75	(2.56)	1.73	1.59	2.13

Distributions to shareholders from net investment income	(0.07)		(0.13)	(0.39)	(0.45)	(0.13)	(0.19)

Distributions to shareholders from net realized gains	—		—	(0.23)	(0.52)	(0.26)	—

Total distributions	(0.07)		(0.13)	(0.62)	(0.97)	(0.39)	(0.19)

Net asset value, end of period	$15.22		$14.32	$12.70	$15.88	$15.12	$13.92

Total return(c)	6.75%		13.88%	(16.16)%	11.44%	11.44%	17.78%

Net assets, end of period (in 000s)	$5,523		$5,857	$6,766	$10,130	$13,454	$19,069

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.31%	1.31%	1.31%	1.32%	1.33%

Ratio of total expenses to average net assets(d)	1.35	%(e)	1.36%	1.36%	1.34%	1.37%	1.39%

Ratio of net investment income to average net assets(b)	0.73	%(e)	1.04%	1.08%	1.23%	0.45%	0.66%

Portfolio turnover rate(f)	4%		48%	29%	8%	13%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Institutional Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.82		$13.14	$16.40	$15.56	$14.31	$12.29

Net investment income(a)(b)	0.14		0.31	0.33	0.44	0.25	0.27

Net realized and unrealized gain (loss)	0.95		1.66	(2.81)	1.52	1.54	2.08

Total from investment operations	1.09		1.97	(2.48)	1.96	1.79	2.35

Distributions to shareholders from net investment income	(0.15)		(0.29)	(0.55)	(0.60)	(0.28)	(0.33)

Distributions to shareholders from net realized gains	—		—	(0.23)	(0.52)	(0.26)	—

Total distributions	(0.15)		(0.29)	(0.78)	(1.12)	(0.54)	(0.33)

Net asset value, end of period	$15.76		$14.82	$13.14	$16.40	$15.56	$14.31

Total return(c)	7.34%		15.14%	(15.19)%	12.64%	12.68%	19.17%

Net assets, end of period (in 000s)	$371,940		$333,697	$331,731	$443,099	$364,206	$371,610

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.20%	0.19%	0.19%	0.19%	0.20%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.24%	0.24%	0.23%	0.24%	0.25%

Ratio of net investment income to average net assets(b)	1.90	%(e)	2.20%	2.29%	2.65%	1.77%	2.01%

Portfolio turnover rate(f)	4%		48%	29%	8%	13%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Service Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.73		$13.06	$16.30	$15.48	$14.23	$12.23

Net investment income(a)(b)	0.11		0.23	0.25	0.34	0.16	0.21

Net realized and unrealized gain (loss)	0.94		1.66	(2.78)	1.51	1.56	2.05

Total from investment operations	1.05		1.89	(2.53)	1.85	1.72	2.26

Distributions to shareholders from net investment income	(0.11)		(0.22)	(0.48)	(0.51)	(0.21)	(0.26)

Distributions to shareholders from net realized gains	—		—	(0.23)	(0.52)	(0.26)	—

Total distributions	(0.11)		(0.22)	(0.71)	(1.03)	(0.47)	(0.26)

Net asset value, end of period	$15.67		$14.73	$13.06	$16.30	$15.48	$14.23

Total return(c)	7.07%		14.58%	(15.61)%	12.03%	12.18%	18.51%

Net assets, end of period (in 000s)	$1,915		$1,723	$1,851	$2,755	$2,669	$2,920

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.70%	0.69%	0.69%	0.69%	0.70%

Ratio of total expenses to average net assets(d)	0.74	%(e)	0.74%	0.74%	0.73%	0.74%	0.75%

Ratio of net investment income to average net assets(b)	1.39	%(e)	1.69%	1.75%	2.07%	1.17%	1.53%

Portfolio turnover rate(f)	4%		48%	29%	8%	13%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Investor Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.68		$13.02	$16.26	$15.44	$14.19	$12.20

Net investment income(a)(b)	0.13		0.32	0.32	0.41	0.23	0.26

Net realized and unrealized gain (loss)	0.94		1.62	(2.80)	1.51	1.54	2.04

Total from investment operations	1.07		1.94	(2.48)	1.92	1.77	2.30

Distributions to shareholders from net investment income	(0.14)		(0.28)	(0.53)	(0.58)	(0.26)	(0.31)

Distributions to shareholders from net realized gains	—		—	(0.23)	(0.52)	(0.26)	—

Total distributions	(0.14)		(0.28)	(0.76)	(1.10)	(0.52)	(0.31)

Net asset value, end of period	$15.61		$14.68	$13.02	$16.26	$15.44	$14.19

Total return(c)	7.28%		15.01%	(15.30)%	12.48%	12.64%	18.91%

Net assets, end of period (in 000s)	$11,622		$13,017	$7,459	$8,948	$7,997	$7,670

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.31%	0.31%	0.31%	0.32%	0.33%

Ratio of total expenses to average net assets(d)	0.35	%(e)	0.36%	0.36%	0.34%	0.37%	0.39%

Ratio of net investment income to average net assets(b)	1.72	%(e)	2.28%	2.24%	2.50%	1.64%	1.92%

Portfolio turnover rate(f)	4%		48%	29%	8%	13%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Class R6 Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.81		$13.14	$16.40	$15.55	$14.30	$12.29

Net investment income(a)(b)	0.14		0.31	0.43	0.32	0.22	0.26

Net realized and unrealized gain (loss)	0.96		1.65	(2.91)	1.64	1.57	2.08

Total from investment operations	1.10		1.96	(2.48)	1.96	1.79	2.34

Distributions to shareholders from net investment income	(0.15)		(0.29)	(0.55)	(0.59)	(0.28)	(0.33)

Distributions to shareholders from net realized gains	—		—	(0.23)	(0.52)	(0.26)	—

Total distributions	(0.15)		(0.29)	(0.78)	(1.11)	(0.54)	(0.33)

Net asset value, end of period	$15.76		$14.81	$13.14	$16.40	$15.55	$14.30

Total return(c)	7.42%		15.08%	(15.17)%	12.69%	12.70%	19.10%

Net assets, end of period (in 000s)	$2,243		$2,201	$2,162	$923	$4,694	$6,300

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.19%	0.18%	0.18%	0.18%	0.19%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.23%	0.23%	0.22%	0.23%	0.24%

Ratio of net investment income to average net assets(b)	1.90	%(e)	2.23%	3.02%	1.94%	1.59%	1.92%

Portfolio turnover rate(f)	4%		48%	29%	8%	13%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Class R Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.62		$12.97	$16.20	$15.39	$14.15	$12.17

Net investment income(a)(b)	0.10		0.21	0.25	0.31	0.16	0.20

Net realized and unrealized gain (loss)	0.93		1.64	(2.79)	1.52	1.53	2.02

Total from investment operations	1.03		1.85	(2.54)	1.83	1.69	2.22

Distributions to shareholders from net investment income	(0.10)		(0.20)	(0.46)	(0.50)	(0.19)	(0.24)

Distributions to shareholders from net realized gains	—		—	(0.23)	(0.52)	(0.26)	—

Total distributions	(0.10)		(0.20)	(0.69)	(1.02)	(0.45)	(0.24)

Net asset value, end of period	$15.55		$14.62	$12.97	$16.20	$15.39	$14.15

Total return(c)	7.07%		14.39%	(15.73)%	11.94%	12.05%	18.30%

Net assets, end of period (in 000s)	$4,399		$4,230	$4,346	$5,579	$5,270	$4,991

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.81%	0.81%	0.81%	0.82%	0.83%

Ratio of total expenses to average net assets(d)	0.85	%(e)	0.86%	0.86%	0.84%	0.87%	0.89%

Ratio of net investment income to average net assets(b)	1.27	%(e)	1.57%	1.75%	1.87%	1.15%	1.46%

Portfolio turnover rate(f)	4%		48%	29%	8%	13%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Class P Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.81		$13.13	$16.39	$15.55	$14.30	$12.29

Net investment income(a)(b)	0.14		0.31	0.34	0.44	0.26	0.29

Net realized and unrealized gain (loss)	0.95		1.66	(2.82)	1.52	1.53	2.05

Total from investment operations	1.09		1.97	(2.48)	1.96	1.79	2.34

Distributions to shareholders from net investment income	(0.15)		(0.29)	(0.55)	(0.60)	(0.28)	(0.33)

Distributions to shareholders from net realized gains	—		—	(0.23)	(0.52)	(0.26)	—

Total distributions	(0.15)		(0.29)	(0.78)	(1.12)	(0.54)	(0.33)

Net asset value, end of period	$15.75		$14.81	$13.13	$16.39	$15.55	$14.30

Total return(c)	7.35%		15.17%	(15.19)%	12.66%	12.70%	19.10%

Net assets, end of period (in 000s)	$245,760		$238,157	$218,480	$260,202	$228,953	$212,702

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.19%	0.18%	0.18%	0.18%	0.19%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.23%	0.23%	0.22%	0.23%	0.24%

Ratio of net investment income to average net assets(b)	1.89	%(e)	2.23%	2.38%	2.62%	1.80%	2.12%

Portfolio turnover rate(f)	4%		48%	29%	8%	13%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Class A Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.87		$15.44	$19.62	$17.88	$16.18	$13.73

Net investment income(a)(b)	0.10		0.26	0.32	0.47	0.19	0.25

Net realized and unrealized gain (loss)	1.61		2.42	(3.68)	2.49	2.07	2.80

Total from investment operations	1.71		2.68	(3.36)	2.96	2.26	3.05

Distributions to shareholders from net investment income	—		(0.25)	(0.56)	(0.70)	(0.21)	(0.32)

Distributions to shareholders from net realized gains	—		—	(0.26)	(0.52)	(0.35)	(0.28)

Total distributions	—		(0.25)	(0.82)	(1.22)	(0.56)	(0.60)

Net asset value, end of period	$19.58		$17.87	$15.44	$19.62	$17.88	$16.18

Total return(c)	9.57%		17.33%	(17.14)%	16.54%	13.96%	22.24%

Net assets, end of period (in 000s)	$341,845		$325,376	$297,896	$387,436	$353,363	$338,384

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.56%	0.56%	0.56%	0.57%	0.58%

Ratio of total expenses to average net assets(d)	0.60	%(e)	0.61%	0.61%	0.60%	0.64%	0.65%

Ratio of net investment income to average net assets(b)	1.10	%(e)	1.54%	1.87%	2.40%	1.18%	1.61%

Portfolio turnover rate(f)	2%		67%	27%	5%	8%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Class C Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$18.38		$15.85	$20.09	$18.27	$16.51	$13.98

Net investment income(a)(b)	0.03		0.12	0.18	0.29	0.05	0.10

Net realized and unrealized gain (loss)	1.65		2.49	(3.74)	2.57	2.11	2.87

Total from investment operations	1.68		2.61	(3.56)	2.86	2.16	2.97

Distributions to shareholders from net investment income	—		(0.08)	(0.42)	(0.52)	(0.05)	(0.16)

Distributions to shareholders from net realized gains	—		—	(0.26)	(0.52)	(0.35)	(0.28)

Total distributions	—		(0.08)	(0.68)	(1.04)	(0.40)	(0.44)

Net asset value, end of period	$20.06		$18.38	$15.85	$20.09	$18.27	$16.51

Total return(c)	9.14%		16.47%	(17.76)%	15.67%	13.10%	21.31%

Net assets, end of period (in 000s)	$13,338		$12,068	$13,496	$19,334	$22,590	$29,424

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.31%	1.31%	1.31%	1.32%	1.33%

Ratio of total expenses to average net assets(d)	1.35	%(e)	1.36%	1.36%	1.35%	1.39%	1.40%

Ratio of net investment income to average net assets(b)	0.35	%(e)	0.71%	1.03%	1.44%	0.28%	0.64%

Portfolio turnover rate(f)	2%		67%	27%	5%	8%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Institutional Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.86		$15.42	$19.61	$17.86	$16.17	$13.72

Net investment income(a)(b)	0.14		0.32	0.38	0.57	0.25	0.24

Net realized and unrealized gain (loss)	1.60		2.43	(3.68)	2.47	2.06	2.87

Total from investment operations	1.74		2.75	(3.30)	3.04	2.31	3.11

Distributions to shareholders from net investment income	—		(0.31)	(0.63)	(0.77)	(0.27)	(0.38)

Distributions to shareholders from net realized gains	—		—	(0.26)	(0.52)	(0.35)	(0.28)

Total distributions	—		(0.31)	(0.89)	(1.29)	(0.62)	(0.66)

Net asset value, end of period	$19.60		$17.86	$15.42	$19.61	$17.86	$16.17

Total return(c)	9.74%		17.83%	(16.87)%	17.03%	14.29%	22.77%

Net assets, end of period (in 000s)	$244,438		$211,831	$195,963	$249,377	$169,166	$147,389

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.20%	0.19%	0.19%	0.19%	0.20%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.25%	0.24%	0.23%	0.26%	0.26%

Ratio of net investment income to average net assets(b)	1.48	%(e)	1.91%	2.24%	2.88%	1.58%	1.59%

Portfolio turnover rate(f)	2%		67%	27%	5%	8%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Service Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.82		$15.39	$19.56	$17.83	$16.13	$13.69

Net investment income(a)(b)	0.09		0.23	0.29	0.46	0.15	0.22

Net realized and unrealized gain (loss)	1.60		2.42	(3.66)	2.46	2.08	2.80

Total from investment operations	1.69		2.65	(3.37)	2.92	2.23	3.02

Distributions to shareholders from net investment income	—		(0.22)	(0.54)	(0.67)	(0.18)	(0.30)

Distributions to shareholders from net realized gains	—		—	(0.26)	(0.52)	(0.35)	(0.28)

Total distributions	—		(0.22)	(0.80)	(1.19)	(0.53)	(0.58)

Net asset value, end of period	$19.51		$17.82	$15.39	$19.56	$17.83	$16.13

Total return(c)	9.48%		17.23%	(17.27)%	16.41%	13.81%	22.10%

Net assets, end of period (in 000s)	$2,493		$2,277	$1,764	$2,413	$2,120	$2,266

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.70%	0.69%	0.69%	0.69%	0.70%

Ratio of total expenses to average net assets(d)	0.74	%(e)	0.75%	0.74%	0.73%	0.76%	0.77%

Ratio of net investment income to average net assets(b)	0.97	%(e)	1.41%	1.70%	2.36%	0.94%	1.47%

Portfolio turnover rate(f)	2%		67%	27%	5%	8%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Investor Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.58		$15.18	$19.29	$17.60	$15.93	$13.53

Net investment income(a)(b)	0.11		0.28	0.34	0.75	0.22	0.28

Net realized and unrealized gain (loss)	1.59		2.40	(3.60)	2.21	2.05	2.76

Total from investment operations	1.70		2.68	(3.26)	2.96	2.27	3.04

Distributions to shareholders from net investment income	—		(0.28)	(0.59)	(0.75)	(0.25)	(0.36)

Distributions to shareholders from net realized gains	—		—	(0.26)	(0.52)	(0.35)	(0.28)

Total distributions	—		(0.28)	(0.85)	(1.27)	(0.60)	(0.64)

Net asset value, end of period	$19.28		$17.58	$15.18	$19.29	$17.60	$15.93

Total return(c)	9.67%		17.67%	(16.92)%	16.86%	14.24%	22.50%

Net assets, end of period (in 000s)	$9,496		$12,556	$10,006	$13,836	$7,004	$7,204

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.31%	0.31%	0.31%	0.32%	0.33%

Ratio of total expenses to average net assets(d)	0.35	%(e)	0.36%	0.36%	0.35%	0.39%	0.40%

Ratio of net investment income to average net assets(b)	1.22	%(e)	1.73%	2.02%	3.83%	1.38%	1.85%

Portfolio turnover rate(f)	2%		67%	27%	5%	8%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Class R6 Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.87		$15.43	$19.62	$17.87	$16.17	$13.72

Net investment income(a)(b)	0.14		0.32	0.42	0.55	0.21	0.31

Net realized and unrealized gain (loss)	1.60		2.43	(3.72)	2.49	2.11	2.80

Total from investment operations	1.74		2.75	(3.30)	3.04	2.32	3.11

Distributions to shareholders from net investment income	—		(0.31)	(0.63)	(0.77)	(0.27)	(0.38)

Distributions to shareholders from net realized gains	—		—	(0.26)	(0.52)	(0.35)	(0.28)

Total distributions	—		(0.31)	(0.89)	(1.29)	(0.62)	(0.66)

Net asset value, end of period	$19.61		$17.87	$15.43	$19.62	$17.87	$16.17

Total return(c)	9.80%		17.76%	(16.85)%	17.02%	14.35%	22.72%

Net assets, end of period (in 000s)	$9,219		$8,211	$7,255	$6,263	$6,792	$7,554

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.19%	0.18%	0.18%	0.18%	0.19%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.24%	0.24%	0.22%	0.25%	0.26%

Ratio of net investment income to average net assets(b)	1.48	%(e)	1.92%	2.48%	2.79%	1.31%	2.00%

Portfolio turnover rate(f)	2%		67%	27%	5%	8%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Class R Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.27		$14.93	$19.01	$17.36	$15.74	$13.37

Net investment income(a)(b)	0.08		0.21	0.26	0.44	0.15	0.20

Net realized and unrealized gain (loss)	1.55		2.34	(3.56)	2.39	1.99	2.73

Total from investment operations	1.63		2.55	(3.30)	2.83	2.14	2.93

Distributions to shareholders from net investment income	—		(0.21)	(0.52)	(0.66)	(0.17)	(0.28)

Distributions to shareholders from net realized gains	—		—	(0.26)	(0.52)	(0.35)	(0.28)

Total distributions	—		(0.21)	(0.78)	(1.18)	(0.52)	(0.56)

Net asset value, end of period	$18.90		$17.27	$14.93	$19.01	$17.36	$15.74

Total return(c)	9.44%		17.07%	(17.38)%	16.31%	13.61%	21.98%

Net assets, end of period (in 000s)	$7,704		$6,350	$5,492	$7,788	$6,353	$6,400

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.81%	0.81%	0.81%	0.82%	0.83%

Ratio of total expenses to average net assets(d)	0.85	%(e)	0.86%	0.86%	0.85%	0.89%	0.90%

Ratio of net investment income to average net assets(b)	0.92	%(e)	1.31%	1.58%	2.31%	0.94%	1.36%

Portfolio turnover rate(f)	2%		67%	27%	5%	8%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Class P Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.87		$15.43	$19.62	$17.87	$16.17	$13.72

Net investment income(a)(b)	0.14		0.32	0.39	0.59	0.26	0.32

Net realized and unrealized gain (loss)	1.60		2.43	(3.69)	2.45	2.06	2.79

Total from investment operations	1.74		2.75	(3.30)	3.04	2.32	3.11

Distributions to shareholders from net investment income	—		(0.31)	(0.63)	(0.77)	(0.27)	(0.38)

Distributions to shareholders from net realized gains	—		—	(0.26)	(0.52)	(0.35)	(0.28)

Total distributions	—		(0.31)	(0.89)	(1.29)	(0.62)	(0.66)

Net asset value, end of period	$19.61		$17.87	$15.43	$19.62	$17.87	$16.17

Total return(c)	9.74%		17.83%	(16.85)%	17.03%	14.36%	22.72%

Net assets, end of period (in 000s)	$301,657		$270,227	$230,411	$277,169	$207,786	$183,763

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.19%	0.18%	0.18%	0.18%	0.19%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.24%	0.23%	0.22%	0.25%	0.26%

Ratio of net investment income to average net assets(b)	1.49	%(e)	1.93%	2.26%	2.98%	1.62%	2.08%

Portfolio turnover rate(f)	2%		67%	27%	5%	8%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements June 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified

All Portfolios	A, C, Institutional, Service, Investor, R6, R, P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

47

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Portfolio	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Balanced Strategy Portfolio, Growth and Income Strategy Portfolio	Quarterly	Annually

Growth Strategy Portfolio	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

48

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. Because the Portfolios invest primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

49

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

50

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of June 30, 2024:

BALANCED STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Dynamic	$11,452,427	$—	$—

Equity	82,217,602	—	—

Exchange Traded Funds	208,397,884	—	—

Fixed Income	213,150,248	—	—

Investment Company	4,884,941	—	—

Total	$520,103,102	$—	$—

Derivative Type

Assets

Centrally Cleared Interest Rate Swap Contracts(a)	$—	$16,349	$—

Forward Foreign Currency Exchange Contracts(a)	—	403,102	—

Futures Contracts(a)	186,757	—	—

Over-The-Counter Interest Rate Swaptions(a)	—	34,490	—

Purchased option contracts	1,048,775	6,577	—

Total	$1,235,532	$460,518	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(46,596)	$—

Futures Contracts(a)	(44,736)	—	—

Over-The-Counter Interest Rate Swaptions(a)	—	(19,484)	—

Written option contracts	(46,650)	(10,153)	—

Total	$(91,386)	$(76,233)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Dynamic	$17,847,553	$—	$—

Equity	174,364,175	—	—

Exchange Traded Funds	487,626,546	—	—

Fixed Income	177,443,035	—	—

Investment Company	5,344,983	—	—

Total	$862,626,292	$—	$—

51

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Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GROWTH AND INCOME STRATEGY PORTFOLIO (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Centrally Cleared Interest Rate Swap Contracts(a)	$—	$21,081	$—

Forward Foreign Currency Exchange Contracts(a)	—	689,193	—

Futures Contracts(a)	267,135	—	—

Over-The-Counter Interest Rate Swaptions	—	42,821	—

Purchased option contracts	1,838,375	8,242	—

Total	$2,105,510	$761,337	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(66,574)	$—

Futures Contracts(a)	(47,717)	—	—

Over-The-Counter Interest Rate Swaptions	—	(24,281)	—

Written option contracts	(124,278)	(12,809)	—

Total	$(171,995)	$(103,664)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Dynamic	$17,511,302	$—	$—

Equity	233,481,010	—	—

Exchange Traded Funds	610,577,506	—	—

Fixed Income	29,468,228	—	—

Investment Company	8,155,538	—	—

Total	$899,193,584	$—	$—

Derivative Type

Assets

Centrally Cleared Interest Rate Swap Contracts(a)	$—	$15,918	$—

Forward Foreign Currency Exchange Contracts(a)	—	672,932	—

Futures Contracts(a)	248,031	—	—

Over-The-Counter Interest Rate Swaptions	—	33,058	—

Purchased option contracts	2,281,550	6,403	—

Total	$2,529,581	$728,311	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GROWTH STRATEGY PORTFOLIO (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(55,468)	$—

Futures Contracts(a)	(43,053)	—	—

Over-The-Counter Interest Rate Swaptions	—	(18,744)	—

Written option contracts	(166,463)	(9,998)	—

Total	$(209,516)	$(84,210)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2024. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Balanced Strategy Portfolio

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency contracts	$403,102		Payable for unrealized loss on forward foreign currency exchange contracts	$(46,596)

Equity	Variation margin on futures contracts; Purchased options, at value	34,954	(a)	Payable for unrealized loss on swap contracts; Written options, at value	(101,539)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	1,257,994	(a)	Written Options, at value	(19,484)

Total		$1,696,050			$(167,619)

Growth and Income Strategy Portfolio

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$689,193		Payable for unrealized loss on forward foreign currency exchange contracts	$(66,574)

Equity	Variation margin on futures contracts; Purchased options, at value	53,927	(a)	Variation margin on futures contracts; Written options, at value	(184,804)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	2,123,727	(a)	Written options, at value	(24,281)

Total		$2,866,847			$(275,659)

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Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Growth Strategy Portfolio

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Payable for unrealized loss on forward foreign currency exchange contracts	$672,932		Payable for unrealized loss on forward foreign currency exchange contracts	$(55,468)

Equity	Variation margin on futures contracts; Purchased options, at value	54,059	(a)	Written options, at value	(219,514)

Interest rate	Receivable for unrealized gain on swap contracts; Variation margin on futures contracts	2,530,901	(a)	Written options, at value	(18,744)

Total		$3,257,892			$(293,726)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of June 30, 2024 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Balanced Strategy Portfolio

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain from forward foreign currency exchange contracts /Net change in unrealized gain on forward foreign currency exchange contracts	$ (551,357)	$ 720,897

Equity	Net realized gain (loss) from futures contracts, purchased option and written option contracts/Net change in unrealized gain on swap contracts, futures contracts purchased option and written option contracts	3,136,430	(653,400)

Interest rate	Net realized gain from futures contracts and purchased options /Net change in unrealized gain on futures contracts and purchased options	(294,222)	(735,956)

Total		$2,290,851	$(668,459)

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

Growth and Income Strategy Portfolio

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain from forward foreign currency exchange contracts/Net change in unrealized gain on forward foreign currency exchange contracts	$ 1,274,926	$ 1,022,657

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, Purchased options and written options	(493,132)	3,380,769

Interest rate	Net realized gain (loss) from futures contracts, purchased options and swap contracts /Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	(1,153,488)	(2,136,751)

Total		$ (371,694)	$ 2,266,675

Growth Strategy Portfolio

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain from forward foreign currency exchange contracts; purchased options /Net change in unrealized gain on forward foreign currency exchange contracts; purchased options and written options	$ 969,036	$ 1,198,697

Equity	Net realized gain (loss) from swap contracts; futures contracts; purchased options and written options/Net change in unrealized gain on futures contracts; written options	2,970,867	(444,379)

Interest rate	Net realized gain (loss) from swap contracts; futures contracts and purchased options, at value/Net change in unrealized gain on swap contracts; futures contracts; Purchased options, at value	(2,297,907)	(1,303,688)

Total		$1,641,996	$ (549,370)

For the six months ended June 30, 2024, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Portfolio	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Balanced Strategy Portfolio	262	$22,791,081	$480,044	6,455,687	$6,565,899	167,484	$7,912,092

Growth and Income Strategy Portfolio	349	38,113,957	619,005	9,894,833	8,109,428	221,201	9,806,569

Growth Strategy Portfolio	309	35,306,126	467,412	11,434,619	6,262,917	174,003	7,570,254

(a)

Amounts disclosed represent the average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of the volume for this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2024.

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of average daily net assets of 0.15% for each of the Portfolios.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolios, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Portfolio, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Portfolios, as set forth below.

The Trust, on behalf of Service Shares of each applicable Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Portfolios, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2024, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Portfolio	Class A	Class C

Balanced Strategy Portfolio	$2,511	$140

Growth and Income Strategy Portfolio	3,475	368

Growth Strategy Portfolio	5,778	417

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Portfolio, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Portfolios, respectively.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.004% for each Portfolio. These Other Expense limitations will remain in place through at least April 29, 2025 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Balanced Strategy Portfolio	$ 701	$179,291	$179,992

Growth and Income Strategy Portfolio	1,281	189,681	190,962

Growth Strategy Portfolio	2,824	192,664	195,488

G. Line of Credit Facility — As of June 30, 2024, the Portfolios participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2024, the Portfolios did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — The Portfolios invest primarily in Class R6 Shares of the Underlying Funds (except certain Underlying Funds that are ETFs). These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2024 (in thousands):

Balanced Strategy Portfolio

Underlying Fund	Market Value as of 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of 6/30/24	Shares as of 6/30/24	Dividend Income

Goldman Sachs Access Investment Grade Corporate Bond ETF	$53,319	$5,514	$(3,723)	$(430)	$(899)	$53,781	1,189	$958

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5,610	1,359	(512)	(108)	576	6,925	212	—

Goldman Sachs ActiveBeta International Equity ETF	14,525	—	(804)	(49)	475	14,147	420	249

57

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Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Balanced Strategy Portfolio (continued)

Underlying Fund	Market Value as of 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of 6/30/24	Shares as of 6/30/24	Dividend Income

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	$33,549	$1,080	$(7,536)	$3,186	$1,472	$31,751	297	$204

Goldman Sachs Emerging Markets Debt Fund — Class R6	5,568	143	—	—	(5)	5,706	601	143

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	7,373	—	(1,500)	72	668	6,613	740	—

Goldman Sachs Energy Infrastructure Fund — Class R6	217	4	—	—	34	255	20	5

Goldman Sachs Financial Square Government Fund — Institutional Shares	20,127	66,606	(81,848)	—	—	4,885	4,885	307

Goldman Sachs Global Core Fixed Income Fund — Class R6	191,269	8,375	(11,000)	(2,010)	(1,402)	185,232	16,421	3,072

Goldman Sachs Global Infrastructure Fund — Class R6	5,283	77	—	—	(76)	5,284	430	77

Goldman Sachs Global Real Estate Securities Fund — Class R6	4,894	112	—	—	(311)	4,695	510	112

Goldman Sachs High Yield Floating Rate Fund — Class R6	5,019	724	—	—	(7)	5,736	645	224

Goldman Sachs High Yield Fund — Class R6	5,398	426	—	—	(39)	5,785	1,037	173

Goldman Sachs Inflation Protected Securities Fund — Class R6	11,623	328	(1,000)	(13)	(247)	10,691	1,136	328

Goldman Sachs International Equity Insights Fund — Class R6	14,908	—	(1,000)	125	1,114	15,147	1,007	—

Goldman Sachs International Small Cap Insights Fund — Class R6	5,458	—	—	—	268	5,726	447	—

Goldman Sachs Large Cap Growth Insights Fund — Class R6	16,412	800	(1,800)	168	3,626	19,206	562	—

Goldman Sachs Large Cap Value Insights Fund — Class R6	16,906	108	(1,000)	(10)	1,323	17,327	713	108

Goldman Sachs Managed Futures Strategy Fund — Class R6	10,260	600	—	—	593	11,453	1,105	—

Goldman Sachs MarketBeta Emerging Markets Equity ETF	11,237	—	(537)	(104)	770	11,366	253	—

Goldman Sachs MarketBeta International Equity ETF	30,205	1,104	(3,287)	(45)	1,282	29,259	523	506

Goldman Sachs MarketBeta U.S. Equity ETF	48,738	3,338	(7,409)	587	6,269	51,523	689	322

Goldman Sachs Small Cap Equity Insights Fund — Class R6	8,426	—	(1,000)	(22)	560	7,964	284	—

Total	$526,324	$90,698	$(123,956)	$1,347	$16,044	$510,457		$6,788

Growth and Income Strategy Portfolio

Underlying Fund	Market Value as of 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of 6/30/24	Shares as of 6/30/24	Dividend Income

Goldman Sachs Access Investment Grade Corporate Bond ETF	$67,211	$12,175	$—	$—	$(1,643)	$77,743	1,718	$1,218

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	15,796	—	—	—	1,019	16,815	515	—

58

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth and Income Strategy Portfolio (continued)

Underlying Fund	Market Value as of 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of 6/30/24	Shares as of 6/30/24	Dividend Income

Goldman Sachs ActiveBeta International Equity ETF	$34,422	$—	$(2,163)	$(67)	$1,134	$33,326	990	$588

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	78,425	1,673	(8,745)	3,606	7,193	82,151	768	485

Goldman Sachs Emerging Markets Debt Fund — Class R6	8,858	226	—	—	(8)	9,076	956	226

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	15,975	1,000	(1,001)	(65)	1,789	17,698	1,980	—

Goldman Sachs Energy Infrastructure Fund — Class R6	252	6	—	—	39	297	23	6

Goldman Sachs Financial Square Government Fund — Institutional Shares	30,119	60,158	(84,933)	—	—	5,345	5,345	486

Goldman Sachs Global Core Fixed Income Fund — Class R6	138,968	6,259	(2,000)	(324)	(1,875)	141,028	12,503	2,259

Goldman Sachs Global Infrastructure Fund — Class R6	5,209	75	—	—	(75)	5,209	424	76

Goldman Sachs Global Real Estate Securities Fund — Class R6	5,213	119	—	—	(331)	5,001	543	119

Goldman Sachs High Yield Floating Rate Fund — Class R6	7,981	1,156	—	—	(10)	9,127	1,027	356

Goldman Sachs High Yield Fund — Class R6	8,397	267	—	—	(59)	8,605	1,542	267

Goldman Sachs Inflation Protected Securities Fund — Class R6	8,731	1,077	—	—	(201)	9,607	1,021	276

Goldman Sachs International Equity Insights Fund — Class R6	33,934	—	(1,999)	350	2,572	34,857	2,318	—

Goldman Sachs International Small Cap Insights Fund — Class R6	8,649	—	—	—	425	9,074	709	—

Goldman Sachs Large Cap Growth Insights Fund — Class R6	39,373	—	(1,500)	120	8,865	46,858	1,372	—

Goldman Sachs Large Cap Value Insights Fund — Class R6	39,772	257	(1,000)	(9)	3,127	42,147	1,734	257

Goldman Sachs Managed Futures Strategy Fund — Class R6	16,024	901	—	—	923	17,848	1,723	—

Goldman Sachs MarketBeta Emerging Markets Equity ETF	30,698	2,101	(2,397)	(472)	2,438	32,368	720	—

Goldman Sachs MarketBeta International Equity ETF	69,986	4,545	(3,842)	(73)	2,959	73,575	1,315	1,241

Goldman Sachs MarketBeta U.S. Equity ETF	139,663	5,199	(7,585)	756	18,975	157,008	2,100	938

Goldman Sachs Small Cap Equity Insights Fund — Class R6	13,280	—	(1,000)	37	906	13,223	471	—

Total	$816,936	$97,194	$(118,165)	$3,859	$48,162	$847,986		$8,798

Growth Strategy Portfolio

Underlying Fund	Market Value as of 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of 6/30/24	Shares as of 6/30/24	Dividend Income

Goldman Sachs Access Investment Grade Corporate Bond ETF	$42,394	$2,614	$—	$—	$(972)	$44,036	973	$748

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth Strategy Portfolio (continued)

Underlying Fund	Market Value as of 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of 6/30/24	Shares as of 6/30/24	Dividend Income

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$19,151	$1,300	$—	$—	$1,352	$21,803	667	$—

Goldman Sachs ActiveBeta International Equity ETF	46,496	—	(889)	(42)	1,447	47,012	1,397	821

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	106,388	—	(3,323)	1,627	13,184	117,876	1,102	687

Goldman Sachs Emerging Markets Debt Fund — Class R6	10,343	670	—	—	(12)	11,001	1,159	270

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	21,057	—	—	—	2,184	23,241	2,600	—

Goldman Sachs Energy Infrastructure Fund — Class R6	217	5	—	—	34	256	20	5

Goldman Sachs Financial Square Government Fund — Institutional Shares	26,041	69,543	(87,428)	—	—	8,156	8,156	572

Goldman Sachs Global Infrastructure Fund — Class R6	5,168	76	—	—	(75)	5,169	421	75

Goldman Sachs Global Real Estate Securities Fund — Class R6	5,319	122	—	—	(338)	5,103	554	122

Goldman Sachs High Yield Floating Rate Fund — Class R6	8,200	1,063	—	—	(11)	9,252	1,041	361

Goldman Sachs High Yield Fund — Class R6	8,497	779	—	—	(61)	9,215	1,651	279

Goldman Sachs International Equity Insights Fund — Class R6	46,373	3,000	—	—	3,975	53,348	3,547	—

Goldman Sachs International Small Cap Insights Fund — Class R6	8,549	—	—	—	420	8,969	701	—

Goldman Sachs Large Cap Growth Insights Fund — Class R6	53,522	—	(1,500)	61	12,233	64,316	1,883	—

Goldman Sachs Large Cap Value Insights Fund — Class R6	54,032	357	—	—	4,268	58,657	2,414	357

Goldman Sachs Managed Futures Strategy Fund — Class R6	16,252	1,300	(1,000)	(146)	1,105	17,511	1,690	—

Goldman Sachs MarketBeta Emerging Markets Equity ETF	39,565	2,544	(1,776)	(342)	2,928	42,918	954	—

Goldman Sachs MarketBeta International Equity ETF	94,335	3,560	(4,035)	(76)	4,012	97,796	1,748	1,660

Goldman Sachs MarketBeta U.S. Equity ETF	197,730	5,212	(7,081)	378	28,087	224,326	3,001	1,360

Goldman Sachs Short Duration Bond Fund — Class R6	25	—	(25)	—	—	—	—	—

Goldman Sachs Small Cap Equity Insights Fund — Class R6	13,467	—	—	—	955	14,422	513	—

Total	$823,121	$92,145	$(107,057)	$1,460	$74,715	$884,383		$7,317

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2024, were as follows:

Portfolio	Purchases	Sales

Balanced Strategy Portfolio	$33,675,643	$42,111,038

Growth and Income Strategy Portfolio	52,515,068	33,234,900

Growth Strategy Portfolio	38,834,586	19,631,824

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, December 31, 2023, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Balanced Strategy	Growth and Income Strategy	Growth Strategy

Capital loss carryforwards:

Perpetual Short-Term	$(8,463,071)	$—	$—

Perpetual Long-Term	(2,635,033)	—	—

Total capital loss carryforwards	(11,098,104)	—	—

Timing differences (Qualified Late Year Loss Deferral and Post October Capital Loss Deferral)	$(1,292,414)	$(1,555,657)	$(1,680,318)

As of June 30, 2024, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy	Growth and Income Strategy	Growth Strategy

Tax Cost	$495,159,385	$765,838,933	$741,448,484

Gross unrealized gain	47,440,344	119,175,637	165,635,093

Gross unrealized loss	(22,496,627)	(22,388,278)	(7,889,993)

Net unrealized gain	$24,943,717	$ 96,787,359	$157,745,100

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Portfolios’ allocations to the various asset classes and to the Underlying Managers may cause the Portfolios to underperform other funds with a similar investment objective.

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

8. OTHER RISKS (continued)

Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as (“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Expenses Risk — By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

Investments in the Underlying Funds Risk — The investments of a Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Portfolios’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolios are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

8. OTHER RISKS (continued)

to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Balanced Strategy Portfolio

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	206,460	$2,417,201	356,122	$3,907,507

Reinvestment of distributions	69,382	828,757	139,497	1,525,575

Shares redeemed	(775,873)	(9,100,046)	(1,340,030)	(14,609,063)

	(500,031)	(5,854,088)	(844,411)	(9,175,981)

Class C Shares

Shares sold	18,231	214,402	44,501	494,172

Reinvestment of distributions	1,399	16,750	3,013	32,764

Shares redeemed	(45,019)	(533,696)	(161,312)	(1,771,942)

	(25,389)	(302,544)	(113,798)	(1,245,006)

Institutional Shares

Shares sold	3,743,138	43,750,221	6,792,225	75,019,718

Reinvestment of distributions	389,170	4,646,075	732,619	8,020,129

Shares redeemed	(5,095,275)	(59,551,862)	(8,350,282)	(91,229,602)

	(962,967)	(11,155,566)	(825,438)	(8,189,755)

Service Shares

Shares sold	11	130	20	223

Shares redeemed	(8,854)	(106,600)	—	—

	(8,843)	(106,470)	20	223

Investor Shares

Shares sold	49,742	582,368	68,665	744,741

Reinvestment of distributions	2,939	34,928	5,857	63,769

Shares redeemed	(51,862)	(608,241)	(113,991)	(1,233,012)

	819	9,055	(39,469)	(424,502)

Class R6 Shares

Shares sold	1,267	14,908	10,490	114,657

Reinvestment of distributions	2,023	24,166	4,402	48,212

Shares redeemed	(23,956)	(277,016)	(19,185)	(210,340)

	(20,666)	(237,942)	(4,293)	(47,471)

Class R Shares

Shares sold	23,327	270,450	99,662	1,084,852

Reinvestment of distributions	7,144	84,880	14,654	159,345

Shares redeemed	(190,944)	(2,273,891)	(28,384)	(312,262)

	(160,473)	(1,918,561)	85,932	931,935

Class P Shares

Shares sold	228,665	2,668,232	1,493,382	16,298,905

Reinvestment of distributions	50,098	598,383	96,380	1,056,728

Shares redeemed	(702,588)	(8,267,997)	(2,698,580)	(29,435,540)

	(423,825)	(5,001,382)	(1,108,818)	(12,079,907)

NET DECREASE	(2,101,375)	$(24,567,498)	(2,850,275)	$(30,230,464)

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth and Income Strategy Portfolio

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	210,732	$3,214,228	427,446	$5,946,082

Reinvestment of distributions	113,869	1,781,586	269,158	3,758,983

Shares redeemed	(1,056,712)	(16,127,765)	(1,764,651)	(24,469,937)

	(732,111)	(11,131,951)	(1,068,047)	(14,764,872)

Class C Shares

Shares sold	15,597	230,094	49,506	660,902

Reinvestment of distributions	1,610	24,409	4,518	60,954

Shares redeemed	(63,521)	(940,444)	(177,570)	(2,403,096)

	(46,314)	(685,941)	(123,546)	(1,681,240)

Institutional Shares

Shares sold	2,983,859	45,740,587	3,334,538	46,992,629

Reinvestment of distributions	217,168	3,409,916	483,975	6,785,524

Shares redeemed	(2,126,811)	(32,569,142)	(6,540,479)	(91,418,397)

	1,074,216	16,581,361	(2,721,966)	(37,640,244)

Service Shares

Shares sold	7,383	110,960	148	2,097

Reinvestment of distributions	132	2,049	307	4,260

Shares redeemed	(2,231)	(33,791)	(25,182)	(350,957)

	5,284	79,218	(24,727)	(344,600)

Investor Shares

Shares sold	57,305	870,562	397,514	5,465,964

Reinvestment of distributions	6,652	103,423	12,673	177,199

Shares redeemed	(206,460)	(3,139,558)	(96,201)	(1,329,769)

	(142,503)	(2,165,573)	313,986	4,313,394

Class R6 Shares

Shares sold	28,101	433,819	34,925	479,838

Reinvestment of distributions	1,296	20,342	3,192	44,730

Shares redeemed	(35,648)	(537,855)	(54,084)	(747,946)

	(6,251)	(83,694)	(15,967)	(223,378)

Class R Shares

Shares sold	17,313	263,753	33,747	460,626

Reinvestment of distributions	1,872	29,006	4,473	61,789

Shares redeemed	(25,548)	(384,527)	(84,001)	(1,149,299)

	(6,363)	(91,768)	(45,781)	(626,884)

Class P Shares

Shares sold	480,300	7,278,395	1,151,308	16,134,521

Reinvestment of distributions	146,770	2,302,181	341,057	4,779,236

Shares redeemed	(1,109,620)	(16,871,323)	(2,044,701)	(28,353,638)

	(482,550)	(7,290,747)	(552,336)	(7,439,881)

NET DECREASE	(336,592)	$(4,789,095)	(4,238,384)	$(58,407,705)

65

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth Strategy Portfolio

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	306,070	$5,740,058	733,776	$12,308,989

Reinvestment of distributions	—	—	229,304	4,104,540

Shares redeemed	(1,054,806)	(19,727,156)	(2,055,329)	(34,159,101)

	(748,736)	(13,987,098)	(1,092,249)	(17,745,572)

Class C Shares

Shares sold	79,453	1,489,413	61,465	1,060,400

Reinvestment of distributions	—	—	2,860	52,650

Shares redeemed	(71,238)	(1,380,060)	(259,357)	(4,497,705)

	8,215	109,353	(195,032)	(3,384,655)

Institutional Shares

Shares sold	1,676,845	31,016,830	1,844,983	31,275,809

Reinvestment of distributions	—	—	202,885	3,627,575

Shares redeemed	(1,068,605)	(20,191,085)	(2,892,648)	(48,808,246)

	608,240	10,825,745	(844,780)	(13,904,862)

Service Shares

Shares sold	3,369	62,675	28,872	477,880

Reinvestment of distributions	—	—	656	11,700

Shares redeemed	(3,361)	(62,829)	(16,339)	(270,811)

	8	(154)	13,189	218,769

Investor Shares

Shares sold	81,481	1,504,437	663,722	10,572,179

Reinvestment of distributions	—	—	11,306	198,980

Shares redeemed	(303,321)	(5,571,349)	(619,975)	(10,232,600)

	(221,840)	(4,066,912)	55,053	538,559

Class R6 Shares

Shares sold	52,421	972,290	62,561	1,050,120

Reinvestment of distributions	—	—	7,731	138,304

Shares redeemed	(41,950)	(794,736)	(80,947)	(1,355,181)

	10,471	177,554	(10,655)	(166,757)

Class R Shares

Shares sold	61,084	1,128,243	55,207	893,163

Reinvestment of distributions	—	—	4,402	76,107

Shares redeemed	(21,147)	(382,477)	(59,748)	(974,553)

	39,937	745,766	(139)	(5,283)

Class P Shares

Shares sold	794,633	14,679,021	1,134,314	18,659,435

Reinvestment of distributions	—	—	259,148	4,636,157

Shares redeemed	(538,204)	(9,990,557)	(1,202,254)	(19,906,776)

	256,429	4,688,464	191,208	3,388,816

NET DECREASE	(47,276)	$(1,507,282)	(1,883,405)	$(31,060,985)

66

GOLDMAN SACHS FUND OF FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, and Goldman Sachs Growth Strategy Portfolio (the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Portfolio, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Portfolio and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Portfolio and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Underlying Funds invest;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Portfolio’s peer group and/or benchmark index had high, medium, or low relevance given the Portfolio’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Portfolio;
(e)	fee and expense information for the Portfolio, including:
(i)	the relative management fee and expense levels of the Portfolio as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Portfolio’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Portfolio, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Portfolio;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Portfolio and the Underlying Funds;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Portfolio to the Investment Adviser and its affiliates;

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GOLDMAN SACHS FUND OF FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Portfolio’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolio and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Portfolio and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Portfolio and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)

with respect to the applicable Underlying Funds, information regarding commissions paid by the Underlying Funds that are equity funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Portfolio shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Portfolio and/or the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Portfolio’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Portfolios’ distribution arrangements. They received information regarding the Portfolios’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Portfolio shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Portfolios and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Portfolios. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Portfolios and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Portfolios, the Underlying Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Portfolios and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios, the Underlying Funds, and the Investment Adviser and its affiliates.

68

GOLDMAN SACHS FUND OF FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Portfolios and the Underlying Funds. In this regard, they compared the investment performance of each Portfolio to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Portfolio’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Portfolio’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Portfolio performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the portfolio management teams of certain Underlying Funds to continue to enhance the investment models used in managing those Underlying Funds.

The Trustees observed that the Balanced Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the ten-year period, and in the third quartile for the one-, three-, and five-year periods, and had outperformed the Portfolio’s benchmark index for the one-, three-, and five-year periods and underperformed for the ten-year period ended March 31, 2024. They considered that the Growth and Income Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Portfolio’s benchmark index for the one-, three-, and five-year periods and underperformed for the ten-year period ended March 31, 2024. The Trustees observed that the Growth Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Portfolio’s benchmark index for the one-, three-, and five-year periods and underperformed for the ten-year period ended March 31, 2024. They noted that the Portfolios had experienced certain portfolio management changes in early 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Portfolio thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of each Portfolio’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Portfolio’s overall net and gross expenses to a peer group and a category universe; and data comparing each Portfolio’s net expenses to the peer and category medians. The analyses also compared each Portfolio’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Portfolios and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Portfolios, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Portfolios differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Profitability

The Trustees reviewed each Portfolio’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions

69

GOLDMAN SACHS FUND OF FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Portfolio was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Portfolios.

The Trustees noted that, although the Portfolios themselves do not have breakpoints in their management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Portfolios at the specified asset levels. The Trustees considered the amounts of assets in the Portfolios; the Portfolios’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Portfolios and Underlying Funds that exceed specified levels. They also considered the services provided to the Portfolios under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Portfolios were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolios and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of certain Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which those Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (h) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Portfolios’ and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Portfolios and Their Shareholders

The Trustees also noted that the Portfolios and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) with respect to the Underlying Funds, enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) with respect to certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Portfolios’ and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with

70

GOLDMAN SACHS FUND OF FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Portfolios’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Portfolio and its shareholders and that the Management Agreement should be approved and continued with respect to each Portfolio until June 30, 2025.

71

TRUSTEES

OFFICERS

Gregory G. Weaver, Chair

James A. McNamara, President

Cheryl K. Beebe

Joseph F. DiMaria, Principal Financial Officer, Principal

Dwight L. Bush

Accounting Officer and Treasurer

Kathryn A. Cassidy

Robert Griffith, Secretary

John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener
PaulC.Wirth
GOLDMAN SACHS & CO. LLC

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

Distributor and Transfer Agent

Investment Adviser

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282
© 2024 Goldman Sachs. All rights reserved. FFSAR-24

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2024 Alternative Funds II Goldman Sachs Absolute Return Tracker Fund Goldman Sachs Commodity Strategy Fund

Goldman Sachs Alternative Funds II

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 27.5%

Aerospace & Defense – 0.4%
8,673	Chemring Group PLC	$40,839
1,118	Dassault Aviation SA	202,456
18,675	General Dynamics Corp.	5,418,365
2,149	Huntington Ingalls Industries, Inc.	529,363
4,037	L3Harris Technologies, Inc.	906,629
1,199	Rheinmetall AG	611,029
62,061	RTX Corp.	6,230,304
7,842	Textron, Inc.	673,314
2,339	TransDigm Group, Inc.	2,988,330

		17,600,629

Air Freight & Logistics – 0.2%
8,120	CH Robinson Worldwide, Inc.	715,534
109,918	Deutsche Post AG	4,463,431
5,290	Expeditors International of Washington, Inc.	660,139
6,682	FedEx Corp.	2,003,531
31,806	International Distribution Services PLC*	128,406
2,500	NIPPON EXPRESS HOLDINGS, Inc.	115,701
1,700	SG Holdings Co. Ltd.	15,721
5,502	Yamato Holdings Co. Ltd.	60,631

		8,163,094

Automobile Components – 0.1%
3,500	Aisin Corp.	114,341
11,622	Aptiv PLC*	818,421
13,518	BorgWarner, Inc.	435,820
2,000	Bridgestone Corp.	78,919
56,138	Cie Generale des Etablissements Michelin SCA	2,169,795
8,263	Continental AG	467,993
92,528	Dowlais Group PLC	85,458
20,263	Forvia SE	241,776
6,300	JTEKT Corp.	44,024
1,100	Niterra Co. Ltd.	32,077
11,200	Sumitomo Electric Industries Ltd.	175,106
3,700	Sumitomo Rubber Industries Ltd.	37,122
15,378	TI Fluid Systems PLC(a)	25,310
3,400	Toyo Tire Corp.	54,565
2,000	Toyoda Gosei Co. Ltd.	35,343
4,300	Toyota Boshoku Corp.	57,111
24,930	Valeo SE	266,585
2,500	Yokohama Rubber Co. Ltd.	55,607

		5,195,373

Automobiles – 0.1%
18,900	Mazda Motor Corp.	182,215
37,439	Mercedes-Benz Group AG	2,591,209

Shares	Description	Value

Common Stocks – (continued)

Automobiles – (continued)
113,804	Stellantis NV	$2,249,758
12,100	Subaru Corp.	257,311

		5,280,493

Banks – 1.2%
71,334	Banca Monte dei Paschi di Siena SpA	336,308
69,255	Banco Bilbao Vizcaya Argentaria SA	695,216
424,888	Banco Santander SA	1,976,907
283,771	Bank of America Corp.	11,285,573
981	Bank of Georgia Group PLC	49,908
14,714	Bankinter SA	120,402
722	BAWAG Group AG(a)	45,641
62,092	BPER Banca SpA	314,329
28,158	Citigroup, Inc.	1,786,907
16,493	Citizens Financial Group, Inc.	594,243
9,799	Close Brothers Group PLC	52,471
11,646	Comerica, Inc.	594,412
2,282	Erste Group Bank AG	108,019
7,270	Fifth Third Bancorp	265,282
12,290	FinecoBank Banca Fineco SpA	182,620
72,456	HSBC Holdings PLC	625,440
144,247	Huntington Bancshares, Inc.	1,901,175
2,800	Iyogin Holdings, Inc.	26,092
77,074	JPMorgan Chase & Co.	15,588,987
4,656	M&T Bank Corp.	704,732
9,600	Mebuki Financial Group, Inc.	37,646
30,200	Mitsubishi UFJ Financial Group, Inc.	325,919
31,143	Mizuho Financial Group, Inc.	655,479
31,445	Nordea Bank Abp	374,856
5,129	Raiffeisen Bank International AG	88,611
30,271	Regions Financial Corp.	606,631
31,200	Seven Bank Ltd.	52,336
14,600	Sumitomo Mitsui Financial Group, Inc.	980,023
865	TBC Bank Group PLC	28,101
27,880	UniCredit SpA	1,031,728
153,543	Wells Fargo & Co.	9,118,919

		50,554,913

Beverages – 0.6%
15,255	Anheuser-Busch InBev SA	885,641
5,898	Asahi Group Holdings Ltd.	208,698
10,516	C&C Group PLC	21,110
124,546	Coca-Cola Co.	7,927,353
7,810	Constellation Brands, Inc. Class A	2,009,357
1,740	Heineken Holding NV	137,146

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Beverages – (continued)
2,500	Ito En Ltd.	$54,255
12,016	Molson Coors Beverage Co. Class B	610,773
70,627	PepsiCo, Inc.	11,648,511

		23,502,844

Biotechnology – 0.5%
71,092	AbbVie, Inc.	12,193,700
2,422	Amgen, Inc.	756,754
3,956	Biogen, Inc.*	917,080
1,452	Genus PLC	30,140
21,625	Gilead Sciences, Inc.	1,483,691
1,316	GRAIL, Inc.*	20,232
41,706	Grifols SA*	352,709
11,354	Incyte Corp.*	688,279
2,941	Moderna, Inc.*	349,244
900	PeptiDream, Inc.*	13,988
1,655	Regeneron Pharmaceuticals, Inc.*	1,739,455
1,298	Vertex Pharmaceuticals, Inc.*	608,398

		19,153,670

Broadline Retail – 1.1%
219,481	Amazon.com, Inc.*	42,414,703
14,611	eBay, Inc.	784,903
23,548	Etsy, Inc.*	1,388,861
6,018	J Front Retailing Co. Ltd.	62,818
5,663	Next PLC	646,250
1,700	Pan Pacific International Holdings Corp.	39,766
39,600	Rakuten Group, Inc.*	205,145
9,500	Ryohin Keikaku Co. Ltd.	158,099
3,400	Takashimaya Co. Ltd.	57,422

		45,757,967

Building Products – 0.2%
2,696	A O Smith Corp.	220,479
1,000	AGC, Inc.	32,539
8,635	Allegion PLC	1,020,225
3,526	Armstrong World Industries, Inc.	399,284
6,335	Builders FirstSource, Inc.*	876,827
52,296	Carrier Global Corp.	3,298,832
11,371	Cie de Saint-Gobain SA	884,370
800	Daikin Industries Ltd.	111,372
3,250	Genuit Group PLC	17,610
1,317	Kingspan Group PLC	111,929
12,258	Masco Corp.	817,241
2,800	Sanwa Holdings Corp.	51,383
1,300	TOTO Ltd.	30,627

		7,872,718

Capital Markets – 0.8%
34,054	3i Group PLC	1,312,471

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
3,819	AJ Bell PLC	$18,321
3,073	Ameriprise Financial, Inc.	1,312,755
1,641	Amundi SA(a)	106,135
10,844	Ashmore Group PLC	23,247
11,644	Azimut Holding SpA	274,427
18,544	Bank of New York Mellon Corp.	1,110,600
2,115	BlackRock, Inc.	1,665,182
4,741	Blackstone, Inc.	586,936
1,472	Cboe Global Markets, Inc.	250,328
15,068	CME Group, Inc.	2,962,369
99,864	Deutsche Bank AG	1,596,082
1,843	Deutsche Boerse AG	376,703
621	FactSet Research Systems, Inc.	253,536
26,650	Franklin Resources, Inc.	595,627
9,164	Hargreaves Lansdown PLC	130,628
23,316	IG Group Holdings PLC	241,512
23,350	Intercontinental Exchange, Inc.	3,196,381
6,143	Intermediate Capital Group PLC	168,467
14,735	Investec PLC	106,517
2,200	Japan Exchange Group, Inc.	51,597
21,174	Man Group PLC	64,696
1,001	MarketAxess Holdings, Inc.	200,731
10,646	Moody’s Corp.	4,481,221
20,851	Morgan Stanley	2,026,509
5,200	Nihon M&A Center Holdings, Inc.	26,931
4,358	Ninety One PLC	9,222
177,100	Nomura Holdings, Inc.	1,022,988
8,413	Northern Trust Corp.	706,524
3,834	Plus500 Ltd.	110,224
22,550	Quilter PLC(a)	34,235
8,486	Raymond James Financial, Inc.	1,048,954
11,521	S&P Global, Inc.	5,138,366
6,000	SBI Holdings, Inc.	152,283
37,538	Schroders PLC	171,794
5,408	SEI Investments Co.	349,844
10,768	State Street Corp.	796,832
9,127	T Rowe Price Group, Inc.	1,052,434
23,976	TP ICAP Group PLC	60,555

		33,794,164

Chemicals – 0.6%
6,600	Air Water, Inc.	89,683
2,297	Akzo Nobel NV	140,001
16,147	Albemarle Corp.	1,542,361
1,723	Arkema SA	150,148
12,500	Asahi Kasei Corp.	80,264
59,020	Axalta Coating Systems Ltd.*	2,016,713
14,890	BASF SE	719,821

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
4,387	Celanese Corp.	$591,762
11,150	CF Industries Holdings, Inc.	826,438
16,415	Corteva, Inc.	885,425
3,222	Covestro AG*(a)	188,864
3,422	Croda International PLC	170,241
700	Denka Co. Ltd.	9,440
10,026	DuPont de Nemours, Inc.	806,993
1,792	Ecolab, Inc.	426,496
14,592	Element Solutions, Inc.	395,735
17,817	Elementis PLC	32,838
38,059	Evonik Industries AG	776,585
3,157	FMC Corp.	181,685
10,084	Johnson Matthey PLC	199,748
14,265	K&S AG	192,274
4,300	Kansai Paint Co. Ltd.	69,525
5,300	Kuraray Co. Ltd.	61,322
7,335	Lanxess AG	180,432
15,534	Linde PLC	6,816,475
8,275	LyondellBasell Industries NV Class A	791,587
25,600	Mitsubishi Chemical Group Corp.	142,638
19,721	Mosaic Co.	569,937
4,200	Nippon Paint Holdings Co. Ltd.	27,455
600	Nitto Denko Corp.	47,590
8,174	PPG Industries, Inc.	1,029,025
14,166	Sherwin-Williams Co.	4,227,559
500	Sumitomo Bakelite Co. Ltd.	14,690
13,400	Sumitomo Chemical Co. Ltd.	28,772
1,815	Syensqo SA	162,003
3,100	Teijin Ltd.	25,837
5,300	Tokai Carbon Co. Ltd.	30,393
2,000	Tokuyama Corp.	36,843
5,100	Tosoh Corp.	66,758
7,400	UBE Corp.	130,441

		24,882,797

Commerical Services & Supplies – 0.3%
4,694	Cintas Corp.	3,287,020
45,395	Copart, Inc.*	2,458,593
3,188	Elis SA	69,178
27,290	Mitie Group PLC	40,086
1,388	MSA Safety, Inc.	260,514
5,400	Park24 Co. Ltd.*	54,091
101,880	Rentokil Initial PLC	591,678
14,530	Republic Services, Inc.	2,823,760
5,119	Rollins, Inc.	249,756
71,410	Serco Group PLC	161,746
3,531	SPIE SA	127,930
31,914	Stericycle, Inc.*	1,855,161
3,500	TOPPAN Holdings, Inc.	97,091
2,962	Veralto Corp.	282,782

Shares	Description	Value

Common Stocks – (continued)

Commerical Services & Supplies – (continued)
2,158	Waste Management, Inc.	$460,388

		12,819,774

Communications Equipment – 0.2%
105,332	Cisco Systems, Inc.	5,004,323
9,585	F5, Inc.*	1,650,825
223,359	Nokia OYJ	850,119

		7,505,267

Construction & Engineering – 0.1%
505	Ackermans & van Haaren NV	87,239
17,266	ACS Actividades de Construccion y Servicios SA	745,752
7,802	AECOM	687,668
16,212	Balfour Beatty PLC	74,843
10,305	Bouygues SA	331,248
9,100	COMSYS Holdings Corp.	175,667
3,475	Eiffage SA	319,375
2,456	HOCHTIEF AG	279,782
5,900	Kajima Corp.	102,341
3,643	Keller Group PLC	56,551
22,937	Kier Group PLC	38,365
900	Kyudenko Corp.	33,176
12,829	MDU Resources Group, Inc.	322,008
1,189	Morgan Sindall Group PLC	38,113
3,358	Quanta Services, Inc.	853,234
14,317	Vinci SA	1,509,074

		5,654,436

Construction Materials – 0.0%
14,291	Breedon Group PLC	69,522
3,076	Buzzi SpA	123,864
7,280	Heidelberg Materials AG	752,563
10,758	Marshalls PLC	39,592
1,800	Taiheiyo Cement Corp.	45,285

		1,030,826

Consumer Finance – 0.3%
3,100	AEON Financial Service Co. Ltd.	25,484
29,698	American Express Co.	6,876,572
23,507	Capital One Financial Corp.	3,254,544
3,300	Credit Saison Co. Ltd.	68,708
1,000	Marui Group Co. Ltd.	14,115
23,261	Synchrony Financial	1,097,686

		11,337,109

Consumer Staples Distribution & Retail – 0.7%
32,480	Carrefour SA	460,250
2,700	Cosmos Pharmaceutical Corp.	217,742
13,415	Costco Wholesale Corp.	11,402,616
2,417	Dollar Tree, Inc.*	258,063
57,329	HelloFresh SE*	276,869

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples Distribution & Retail – (continued)
79,317	J Sainsbury PLC	$255,548
4,752	Jeronimo Martins SGPS SA	92,873
13,225	Kesko OYJ Class B	232,655
36,199	Koninklijke Ahold Delhaize NV	1,065,231
23,664	Kroger Co.	1,181,544
107,552	Marks & Spencer Group PLC	388,879
21,000	MatsukiyoCocokara & Co.	301,568
21,416	Seven & i Holdings Co. Ltd.	261,707
700	Sugi Holdings Co. Ltd.	9,620
3,400	Sundrug Co. Ltd.	85,781
25,137	Sysco Corp.	1,794,530
25,908	Target Corp.	3,835,420
214,078	Tesco PLC	826,933
112,556	Walmart, Inc.	7,621,167

		30,568,996

Containers & Packaging – 0.1%
1,028	Avery Dennison Corp.	224,772
33,346	DS Smith PLC	176,733
49,862	Graphic Packaging Holding Co.	1,306,883
3,402	Huhtamaki OYJ	136,050
1,290	Packaging Corp. of America	235,503
12,103	Smurfit Kappa Group PLC	539,253

		2,619,194

Distributors – 0.1%
518	D’ieteren Group	109,687
4,135	Genuine Parts Co.	571,953
9,857	Inchcape PLC	92,626
14,211	LKQ Corp.	591,036
2,062	Pool Corp.	633,714

		1,999,016

Diversified REITs – 0.0%
23,744	Balanced Commercial Property Trust Ltd.	23,835
1,997	Covivio SA	95,493

		119,328

Diversified Telecommunication Services – 0.2%
322,388	BT Group PLC	571,546
203,842	Deutsche Telekom AG	5,123,672
8,154	Elisa OYJ	373,313
9,200	Internet Initiative Japan, Inc.	136,288
222,430	Koninklijke KPN NV	852,515
174,000	Nippon Telegraph & Telephone Corp.	164,535
70,352	Orange SA	705,666
189,661	Telefonica SA	803,449

		8,730,984

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – 0.1%
650	Acciona SA	$76,925
18,260	Alliant Energy Corp.	929,434
8,500	Chugoku Electric Power Co., Inc.	55,706
2,096	Constellation Energy Corp.	419,766
18,450	Endesa SA	346,657
128,700	Enel SpA	893,022
21,996	Exelon Corp.	761,281
8,200	Kyushu Electric Power Co., Inc.	84,591
12,909	NRG Energy, Inc.	1,005,095
58,387	SSE PLC	1,318,587
7,700	Tohoku Electric Power Co., Inc.	69,602
2,663	Verbund AG	210,703

		6,171,369

Electrical Equipment – 0.2%
16,112	AMETEK, Inc.	2,686,031
21,376	Emerson Electric Co.	2,354,780
9,100	Fujikura Ltd.	180,082
5,249	Generac Holdings, Inc.*	694,023
2,900	GS Yuasa Corp.	57,841
2,460	Legrand SA	244,168
6,300	Mitsubishi Electric Corp.	100,958
1,149	Nexans SA	126,457
1,700	NIDEC Corp.	76,499
3,880	Prysmian SpA	239,539
3,601	Schneider Electric SE	863,325
33,109	Siemens Energy AG*	863,303
7,778	Signify NV(a)	193,171

		8,680,177

Electronic Equipment, Instruments & Components – 0.3%
6,500	Alps Alpine Co. Ltd.	62,325
2,000	Amano Corp.	51,843
12,427	CDW Corp.	2,781,660
44,237	Corning, Inc.	1,718,607
1,400	Daiwabo Holdings Co. Ltd.	25,146
400	Dexerials Corp.	18,678
8,686	Halma PLC	296,067
7,100	Hamamatsu Photonics KK	190,732
7,373	Jabil, Inc.	802,109
4,454	Keysight Technologies, Inc.*	609,084
1,700	Macnica Holdings, Inc.	71,438
46,400	Murata Manufacturing Co. Ltd.	960,868
1,100	Omron Corp.	38,091
5,687	Spectris PLC	199,530
7,100	TDK Corp.	436,592
8,831	TE Connectivity Ltd.	1,328,447
1,660	Teledyne Technologies, Inc.*	644,047
13,489	Trimble, Inc.*	754,305

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
719	Zebra Technologies Corp. Class A*	$222,121

		11,211,690

Energy Equipment & Services – 0.2%
26,496	Baker Hughes Co.	931,864
31,851	Halliburton Co.	1,075,927
96,097	Schlumberger NV	4,533,857
4,201	Technip Energies NV	94,381
32,244	Tenaris SA	495,988
10,181	Vallourec SACA*	160,046

		7,292,063

Entertainment – 0.4%
8,639	Bollore SE	50,719
8,807	Electronic Arts, Inc.	1,227,079
1,800	Koei Tecmo Holdings Co. Ltd.	15,625
500	Konami Group Corp.	36,152
14,901	Netflix, Inc.*	10,056,387
2,500	Nexon Co. Ltd.	46,511
3,200	Nintendo Co. Ltd.	170,885
4,600	Square Enix Holdings Co. Ltd.	138,602
1,841	Take-Two Interactive Software, Inc.*	286,257
5,400	Toho Co. Ltd.	157,972
5,516	Universal Music Group NV	164,091
23,755	Walt Disney Co.	2,358,634
94,712	Warner Bros Discovery, Inc.*	704,657

		15,413,571

Financial Services – 1.5%
456	Adyen NV*(a)	541,580
25,332	Apollo Global Management, Inc.	2,990,949
56,444	Berkshire Hathaway, Inc. Class B*	22,961,419
1,008	Corpay, Inc.*	268,541
4,539	Eurazeo SE	361,933
2,553	EXOR NV	266,679
17,940	Fiserv, Inc.*	2,673,778
7,606	Global Payments, Inc.	735,500
600	GMO Payment Gateway, Inc.	33,220
1,287	Groupe Bruxelles Lambert NV	91,636
1,307	Jack Henry & Associates, Inc.	216,988
234,687	M&G PLC	603,337
26,736	Mastercard, Inc. Class A	11,794,854
10,700	Mitsubishi HC Capital, Inc.	70,796
10,700	ORIX Corp.	237,154
17,258	OSB Group PLC	93,216

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
5,086	Paragon Banking Group PLC	$47,198
76,602	PayPal Holdings, Inc.*	4,445,214
49,276	Visa, Inc. Class A	12,933,472
9,319	WEX, Inc.*	1,650,768

		63,018,232

Food Products – 0.3%
1,800	Ajinomoto Co., Inc.	63,351
20,459	Archer-Daniels-Midland Co.	1,236,747
20,928	Associated British Foods PLC	653,453
9,273	Bunge Global SA	990,078
4,600	Calbee, Inc.	88,456
22,220	Conagra Brands, Inc.	631,492
42,874	Danone SA	2,626,023
12,212	General Mills, Inc.	772,531
5,036	Glanbia PLC	98,158
24,556	Greencore Group PLC*	51,638
985	Hilton Food Group PLC	11,194
15,413	Hormel Foods Corp.	469,942
2,000	House Foods Group, Inc.	35,392
12,735	Ingredion, Inc.	1,460,705
4,589	J M Smucker Co.	500,385
2,423	JDE Peet’s NV	48,327
4,726	Kerry Group PLC Class A	382,991
26,663	Kraft Heinz Co.	859,082
11,546	McCormick & Co., Inc.	819,073
12,100	MEIJI Holdings Co. Ltd.	261,700
1,200	NH Foods Ltd.	36,036
2,300	Nichirei Corp.	50,755
4,400	Nisshin Seifun Group, Inc.	50,779
1,300	Nissin Foods Holdings Co. Ltd.	33,053
5,500	Nissui Corp.	29,565
13,370	Premier Foods PLC	26,839
10,565	Tyson Foods, Inc. Class A	603,684
1,800	Yakult Honsha Co. Ltd.	32,250
1,000	Yamazaki Baking Co. Ltd.	20,644

		12,944,323

Gas Utilities – 0.0%
23,014	Enagas SA(b)	342,216
35,446	Italgas SpA	175,045
13,298	Naturgy Energy Group SA	289,029
1,500	Osaka Gas Co. Ltd.	33,151
2,680	Rubis SCA	75,501
174,898	Snam SpA	772,352
1,800	Tokyo Gas Co. Ltd.	38,750

		1,726,044

Ground Transportation – 0.3%
8,900	Central Japan Railway Co.	192,926
104,908	CSX Corp.	3,509,173
16,087	Firstgroup PLC	32,191

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – (continued)
6,200	Hankyu Hanshin Holdings, Inc.	$165,387
1,479	JB Hunt Transport Services, Inc.	236,640
3,300	Keikyu Corp.	24,163
13,200	Kintetsu Group Holdings Co. Ltd.	287,912
1,000	Kyushu Railway Co.	21,708
28,895	Mobico Group PLC	18,591
1,600	Nishi-Nippon Railroad Co. Ltd.	25,732
1,937	Old Dominion Freight Line, Inc.	342,074
1,800	Seino Holdings Co. Ltd.	24,371
2,500	Sotetsu Holdings, Inc.	37,949
34,852	Union Pacific Corp.	7,885,614

		12,804,431

Health Care Equipment & Supplies – 1.0%
89,430	Abbott Laboratories	9,292,671
5,326	Align Technology, Inc.*	1,285,856
18,770	Baxter International, Inc.	627,857
14,915	Becton Dickinson & Co.	3,485,785
2,248	BioMerieux	213,760
49,326	Boston Scientific Corp.*	3,798,595
42,896	ConvaTec Group PLC(a)	127,089
3,385	Dexcom, Inc.*	383,791
2,024	EssilorLuxottica SA	434,924
28,308	GE HealthCare Technologies, Inc.	2,205,759
30,061	Hologic, Inc.*	2,232,029
1,100	Hoya Corp.	128,633
673	IDEXX Laboratories, Inc.*	327,886
11,571	Intuitive Surgical, Inc.*	5,147,359
4,300	Jeol Ltd.	195,274
30,800	Koninklijke Philips NV*	774,575
50,957	Medtronic PLC	4,010,826
1,555	ResMed, Inc.	297,658
14,151	Siemens Healthineers AG(a)	814,943
40,987	Smith & Nephew PLC	507,923
8,842	STERIS PLC	1,941,173
10,620	Stryker Corp.	3,613,455
2,451	Teleflex, Inc.	515,519
6,058	Zimmer Biomet Holdings, Inc.	657,475

		43,020,815

Health Care Providers & Services – 0.9%
5,600	Alfresa Holdings Corp.	76,968
10,806	Cardinal Health, Inc.	1,062,446
13,798	Centene Corp.*	914,807
5,025	Cigna Group	1,661,114
82,588	CVS Health Corp.	4,877,647
5,716	DaVita, Inc.*	792,066
8,892	Elevance Health, Inc.	4,818,219

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
5,603	Fresenius Medical Care AG	$214,129
13,518	Fresenius SE & Co. KGaA*	403,841
13,680	HCA Healthcare, Inc.	4,395,110
11,344	Henry Schein, Inc.*	727,150
9,309	Humana, Inc.	3,478,308
1,900	Medipal Holdings Corp.	28,966
2,157	Molina Healthcare, Inc.*	641,276
4,488	Quest Diagnostics, Inc.	614,318
4,400	Suzuken Co. Ltd.	134,166
23,162	UnitedHealth Group, Inc.	11,795,480
3,494	Universal Health Services, Inc. Class B	646,146

		37,282,157

Health Care REITs – 0.1%
1,674	Aedifica SA	101,916
5,875	Alexandria Real Estate Equities, Inc.	687,199
27,251	Healthpeak Properties, Inc.	534,119
50,413	Primary Health Properties PLC	58,344
12,772	Ventas, Inc.	654,693

		2,036,271

Health Care Technology – 0.0%
56,400	M3, Inc.	539,636

Hotel & Resort REITs – 0.0%
36,356	Host Hotels & Resorts, Inc.	653,681

Hotels, Restaurants & Leisure – 0.6%
19,346	Accor SA	791,619
12,541	Airbnb, Inc. Class A*	1,901,592
26,960	Aramark	917,179
1,852	Booking Holdings, Inc.	7,336,698
17,380	Caesars Entertainment, Inc.*	690,681
46,917	Carnival Corp.*	878,286
9,594	Carnival PLC*	164,848
8,950	Chipotle Mexican Grill, Inc.*	560,717
1,643	Darden Restaurants, Inc.	248,619
12,883	Domino’s Pizza Group PLC	49,910
587	Domino’s Pizza, Inc.	303,086
52,826	Entain PLC	418,893
6,058	Expedia Group, Inc.*	763,247
5,500	Food & Life Cos. Ltd.	89,158
1,351	Greggs PLC	47,340
3,337	J D Wetherspoon PLC*	30,878
24,753	Just Eat Takeaway.com NV*(a)	295,838
936	La Francaise des Jeux SAEM(a)	31,880
17,512	Las Vegas Sands Corp.	774,906
19,015	McDonald’s Corp.	4,845,783
16,482	MGM Resorts International*	732,460

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
4,560	Playtech PLC*	$26,804
198	PPHE Hotel Group Ltd.	3,254
5,300	Skylark Holdings Co. Ltd.	70,602
2,425	Sodexo SA	218,446
54,988	SSP Group PLC	102,446
7,315	Starbucks Corp.	569,473
1,900	Toridoll Holdings Corp.	43,800
6,989	Trainline PLC*(a)	27,777
12,869	TUI AG*	90,967
6,864	Whitbread PLC	257,602
6,048	Wynn Resorts Ltd.	541,296
600	Yoshinoya Holdings Co. Ltd.	11,441
2,489	Yum! Brands, Inc.	329,693

		24,167,219

Household Durables – 0.2%
128,554	Barratt Developments PLC	763,498
4,253	Bellway PLC	135,419
2,941	Berkeley Group Holdings PLC	169,930
5,300	Casio Computer Co. Ltd.	39,681
16,830	DR Horton, Inc.	2,371,852
3,100	Haseko Corp.	34,332
6,038	Lennar Corp. Class A	904,915
4,363	Mohawk Industries, Inc.*	495,593
279	NVR, Inc.*	2,117,208
38,500	Panasonic Holdings Corp.	316,489
5,879	PulteGroup, Inc.	647,278
2,286	SEB SA	234,621
13,800	Sharp Corp.*	79,850
2,700	Sumitomo Forestry Co. Ltd.	86,555

		8,397,221

Household Products – 0.0%
3,700	Lion Corp.	28,839
25,295	Reckitt Benckiser Group PLC	1,368,439

		1,397,278

Independent Power and Renewable Electricity Producers – 0.0%
10,469	AES Corp.	183,940
22,684	Drax Group PLC	141,272
2,200	Electric Power Development Co. Ltd.	34,396
10,063	Vistra Corp.	865,217

		1,224,825

Industrial Conglomerates – 0.2%
4,231	3M Co.	432,366
5,569	DCC PLC	388,671
300	Hikari Tsushin, Inc.	56,196
11,500	Hitachi Ltd.	258,938
19,589	Honeywell International, Inc.	4,183,035

Shares	Description	Value

Common Stocks – (continued)

Industrial Conglomerates – (continued)
13,389	Siemens AG	$2,492,034
8,767	Smiths Group PLC	188,636

		7,999,876

Industrial REITs – 0.0%
11,377	First Industrial Realty Trust, Inc.	540,521
29,930	Urban Logistics REIT PLC	44,453

		584,974

Insurance – 1.1%
3,625	Admiral Group PLC	119,788
15,275	Aflac, Inc.	1,364,210
4,442	Allianz SE	1,233,681
12,876	Allstate Corp.	2,055,782
47,229	American International Group, Inc.	3,506,281
9,906	Aon PLC Class A	2,908,204
11,933	Arch Capital Group Ltd.*	1,203,920
12,199	Arthur J Gallagher & Co.	3,163,323
68,061	Assicurazioni Generali SpA	1,694,309
7,667	Assurant, Inc.	1,274,639
101,324	Aviva PLC	610,305
71,129	AXA SA	2,330,985
49,850	Beazley PLC	445,237
2,606	Brown & Brown, Inc.	233,003
21,878	Chubb Ltd.	5,580,640
7,622	Cincinnati Financial Corp.	900,158
12,900	Dai-ichi Life Holdings, Inc.	345,460
109,520	Direct Line Insurance Group PLC	277,700
2,347	Everest Group Ltd.	894,254
8,514	Globe Life, Inc.	700,532
660	Hannover Rueck SE	167,071
1,759	Hanover Insurance Group, Inc.	220,649
10,723	Hartford Financial Services Group, Inc.	1,078,090
30,605	Hiscox Ltd.	444,236
23,900	Japan Post Holdings Co. Ltd.	237,560
3,488	Japan Post Insurance Co. Ltd.	67,835
24,836	Just Group PLC	32,967
10,968	Lancashire Holdings Ltd.	85,129
8,426	Loews Corp.	629,759
2,652	Marsh & McLennan Cos., Inc.	558,830
13,489	MetLife, Inc.	946,793
4,400	MS&AD Insurance Group Holdings, Inc.	98,234
9,047	NN Group NV	420,491
46,742	Phoenix Group Holdings PLC	307,700
11,747	Poste Italiane SpA(a)	149,475

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
19,105	Principal Financial Group, Inc.	$1,498,787
7,869	Prudential Financial, Inc.	922,168
83,207	Prudential PLC	754,439
3,664	Sampo OYJ Class A	158,007
4,463	SCOR SE	113,129
3,300	Sompo Holdings, Inc.	70,698
2,400	T&D Holdings, Inc.	41,921
1,551	Talanx AG	123,599
5,000	Tokio Marine Holdings, Inc.	187,895
4,684	Travelers Cos., Inc.	952,445
23,499	Unipol Gruppo SpA	233,047
46,077	W R Berkley Corp.	3,620,731

		44,964,096

Interactive Media & Services – 1.1%
216,842	Alphabet, Inc. Class A	39,497,770
13,292	Auto Trader Group PLC(a)	133,786
58,000	LY Corp.	140,051
23,259	Match Group, Inc.*	706,608
7,431	Meta Platforms, Inc. Class A	3,746,859
65,550	Pinterest, Inc. Class A*	2,888,789
64,309	Rightmove PLC	434,089
8,661	Trustpilot Group PLC*(a)	23,539

		47,571,491

IT Services – 0.5%
8,124	Accenture PLC Class A	2,464,903
7,059	Akamai Technologies, Inc.*	635,875
500	Alten SA	55,053
2,700	Bechtle AG	127,005
1,800	BIPROGY, Inc.	49,996
8,495	Capgemini SE	1,687,425
13,086	Cognizant Technology Solutions Corp. Class A	889,848
3,078	Computacenter PLC	111,220
4,424	EPAM Systems, Inc.*	832,199
6,300	Fujitsu Ltd.	98,806
685	Gartner, Inc.*	307,606
67,190	International Business Machines Corp.	11,620,510
2,041	Kainos Group PLC	27,297
13,254	NEC Corp.	1,092,879
5,200	Otsuka Corp.	100,298
831	Reply SpA	122,530
2,400	SCSK Corp.	48,016
5,146	Softcat PLC	118,201
400	Sopra Steria Group	77,785
11,700	TIS, Inc.	227,308
1,500	VeriSign, Inc.*	266,700

		20,961,460

Shares	Description	Value

Common Stocks – (continued)

Leisure Products – 0.0%
2,600	Bandai Namco Holdings, Inc.	$50,937
321	Games Workshop Group PLC	43,235
32,800	Mattel, Inc.*	533,328
2,300	Sankyo Co. Ltd.	25,010
4,900	Sega Sammy Holdings, Inc.	72,801
300	Shimano, Inc.	46,363
2,000	Tomy Co. Ltd.	39,461

		811,135

Life Sciences Tools & Services – 0.5%
2,815	Agilent Technologies, Inc.	364,908
49,499	Avantor, Inc.*	1,049,379
1,796	Bio-Rad Laboratories, Inc. Class A*	490,506
2,638	Charles River Laboratories International, Inc.*	544,958
11,189	Eurofins Scientific SE	560,221
2,451	Gerresheimer AG	263,392
7,898	Illumina, Inc.*	824,393
12,728	IQVIA Holdings, Inc.*	2,691,208
1,715	Mettler-Toledo International, Inc.*	2,396,867
12,974	Qiagen NV*	536,061
9,179	Revvity, Inc.	962,510
14,821	Thermo Fisher Scientific, Inc.	8,196,013
899	Waters Corp.*	260,818
840	West Pharmaceutical Services, Inc.	276,688

		19,417,922

Machinery – 0.6%
747	Aalberts NV	30,248
6,505	Bodycote PLC	55,872
6,310	Caterpillar, Inc.	2,101,861
4,684	Cummins, Inc.	1,297,140
4,186	Deere & Co.	1,564,015
1,100	DMG Mori Co. Ltd.	28,773
5,282	Dover Corp.	953,137
3,300	FANUC Corp.	90,594
59,863	Fortive Corp.	4,435,848
5,267	GEA Group AG	218,967
22,219	Graco, Inc.	1,761,522
500	Hoshizaki Corp.	15,904
1,102	IDEX Corp.	221,722
1,848	Illinois Tool Works, Inc.	437,902
12,148	Ingersoll Rand, Inc.	1,103,524
4,925	Interpump Group SpA	218,508
27,803	Iveco Group NV	311,334
8,299	KION Group AG	346,677
859	Knorr-Bremse AG	65,658
1,710	Konecranes OYJ	96,891
3,000	Makita Corp.	82,134

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
1,700	Minebea Mitsumi, Inc.	$35,021
2,100	MISUMI Group, Inc.	36,038
2,700	NGK Insulators Ltd.	34,669
826	Nordson Corp.	191,582
38,000	NSK Ltd.	185,375
21,500	NTN Corp.	42,886
2,200	OKUMA Corp.	99,674
27,595	Otis Worldwide Corp.	2,656,295
10,411	PACCAR, Inc.	1,071,708
38	Rational AG	31,507
9,854	Rotork PLC	41,905
2,263	Snap-on, Inc.	591,526
22,897	Stanley Black & Decker, Inc.	1,829,241
1,600	Sumitomo Heavy Industries Ltd.	41,756
900	THK Co. Ltd.	16,143
6,919	Vesuvius PLC	40,356
4,977	Weir Group PLC	124,473
4,795	Westinghouse Air Brake Technologies Corp.	757,850
1,200	Yaskawa Electric Corp.	43,271

		23,309,507

Marine Transportation – 0.0%
437	Clarkson PLC	22,870

Media – 0.2%
281	4imprint Group PLC	20,621
3,484	Charter Communications, Inc. Class A*	1,041,577
55,958	Comcast Corp. Class A	2,191,315
4,100	CyberAgent, Inc.	25,696
19,954	Fox Corp. Class A	685,819
3,827	Future PLC	50,657
74,878	Informa PLC	808,079
15,565	Interpublic Group of Cos., Inc.	452,786
131,376	ITV PLC	133,592
31,411	News Corp. Class A	866,001
2,900	Nippon Television Holdings, Inc.	42,121
6,510	Omnicom Group, Inc.	583,947
65,331	Paramount Global Class B	678,789
9,400	TBS Holdings, Inc.	237,992
67,860	Vivendi SE	709,247
38,267	WPP PLC	350,398

		8,878,637

Metals & Mining – 0.2%
32,415	ArcelorMittal SA	742,604
73,031	Centamin PLC	111,605
1,000	Dowa Holdings Co. Ltd.	35,757
7,048	Evraz PLC*(c)	—
65,450	Freeport-McMoRan, Inc.	3,180,870

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – (continued)
217,641	Glencore PLC	$1,238,436
1,696	Hill & Smith PLC	42,063
12,800	JFE Holdings, Inc.	184,738
11,300	Kobe Steel Ltd.	140,572
2,200	Mitsui Mining & Smelting Co. Ltd.	70,499
14,800	Nippon Steel Corp.	313,737
7,992	Nucor Corp.	1,263,375
2,937	Reliance, Inc.	838,807
7,567	Steel Dynamics, Inc.	979,926
2,008	voestalpine AG	54,286

		9,197,275

Multi-Utilities – 0.1%
165,248	A2A SpA	328,048
16,838	Ameren Corp.	1,197,350
8,080	CenterPoint Energy, Inc.	250,318
431,867	Centrica PLC	736,115
3,889	CMS Energy Corp.	231,512
12,015	DTE Energy Co.	1,333,785
70,634	Engie SA	1,011,504
32,921	Hera SpA	112,527
7,177	NiSource, Inc.	206,769
3,091	WEC Energy Group, Inc.	242,520

		5,650,448

Office REITs – 0.0%
9,822	Boston Properties, Inc.	604,642
2,563	Derwent London PLC	73,221
3,063	Workspace Group PLC	22,951

		700,814

Oil, Gas & Consumable Fuels – 1.2%
17,601	APA Corp.	518,174
220,166	BP PLC	1,325,568
72,022	Chevron Corp.	11,265,681
38,160	ConocoPhillips	4,364,741
1,100	Cosmo Energy Holdings Co. Ltd.	55,528
23,172	Devon Energy Corp.	1,098,353
6,018	Diversified Energy Co. PLC	79,809
42,900	ENEOS Holdings, Inc.	221,083
118,095	Eni SpA	1,813,308
3,820	EOG Resources, Inc.	480,823
159,896	Exxon Mobil Corp.	18,407,228
37,970	Harbour Energy PLC	149,081
17,200	Idemitsu Kosan Co. Ltd.	111,792
22,900	Inpex Corp.	336,297
5,442	Ithaca Energy PLC	8,558
46,830	Kinder Morgan, Inc.	930,512
25,529	Marathon Oil Corp.	731,916
7,407	Marathon Petroleum Corp.	1,284,966
23,474	Occidental Petroleum Corp.	1,479,566
7,939	Phillips 66	1,120,749
59,856	TotalEnergies SE	4,007,583

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
7,365	Valero Energy Corp.	$1,154,537

		50,945,853

Paper & Forest Products – 0.0%
48,719	Mondi PLC	935,178
22,300	Oji Holdings Corp.	88,031
18,798	UPM-Kymmene OYJ	660,234

		1,683,443

Passenger Airlines – 0.2%
65,857	American Airlines Group, Inc.*	746,160
7,500	ANA Holdings, Inc.	138,624
63,708	Delta Air Lines, Inc.	3,022,307
123,326	Deutsche Lufthansa AG	756,443
47,617	easyJet PLC	274,676
13,000	Japan Airlines Co. Ltd.	205,400
30,499	Southwest Airlines Co.	872,576
17,298	United Airlines Holdings, Inc.*	841,721

		6,857,907

Personal Products – 0.1%
2,701	Estee Lauder Cos., Inc. Class A	287,386
1,500	Kao Corp.	60,731
185,840	Kenvue, Inc.	3,378,571
12,000	Kobayashi Pharmaceutical Co. Ltd.	389,717
1,600	Kose Corp.	101,575
6,451	PZ Cussons PLC	8,032
11,792	Unilever PLC	647,231

		4,873,243

Pharmaceuticals – 0.7%
72,962	Bayer AG	2,056,654
36,263	Bristol-Myers Squibb Co.	1,506,002
2,800	Chugai Pharmaceutical Co. Ltd.	99,703
1,200	Eisai Co. Ltd.	49,396
124,689	GSK PLC	2,398,294
11,682	Hikma Pharmaceuticals PLC	278,335
2,100	Hisamitsu Pharmaceutical Co., Inc.	48,635
1,085	Ipsen SA	133,302
28,584	Jazz Pharmaceuticals PLC*	3,050,770
109,159	Johnson & Johnson	15,954,680
19,500	Kyowa Kirin Co. Ltd.	334,242
6,800	Ono Pharmaceutical Co. Ltd.	92,911
16,701	Otsuka Holdings Co. Ltd.	705,563
5,157	Recordati Industria Chimica e Farmaceutica SpA	268,411
17,411	Sanofi SA	1,679,171

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
6,300	Santen Pharmaceutical Co. Ltd.	$64,452
3,100	Shionogi & Co. Ltd.	120,741
13,243	Takeda Pharmaceutical Co. Ltd.	343,500
63,155	Viatris, Inc.	671,338

		29,856,100

Professional Services – 0.3%
11,905	Automatic Data Processing, Inc.	2,841,604
18,600	BayCurrent Consulting, Inc.	376,548
6,425	Booz Allen Hamilton Holding Corp.	988,807
6,174	Broadridge Financial Solutions, Inc.	1,216,278
1,862	FTI Consulting, Inc.*	401,317
68,794	Hays PLC	81,958
16,142	Leidos Holdings, Inc.	2,354,795
8,974	Pagegroup PLC	48,358
18,857	Paychex, Inc.	2,235,686
1,491	Paycom Software, Inc.	213,273
141,300	Persol Holdings Co. Ltd.	195,791
5,524	Randstad NV	250,804
3,700	Recruit Holdings Co. Ltd.	199,086
11,039	Robert Half, Inc.	706,275
4,671	SThree PLC	24,223
8,700	TechnoPro Holdings, Inc.	142,497
3,250	Teleperformance SE	343,358
17,361	TransUnion	1,287,492

		13,908,150

Real Estate Management & Development – 0.1%
3,000	Aeon Mall Co. Ltd.	35,468
8,384	CBRE Group, Inc. Class A*	747,098
26,599	CoStar Group, Inc.*	1,972,050
3,700	Daito Trust Construction Co. Ltd.	382,992
6,990	Grainger PLC	21,516
36,800	Hulic Co. Ltd.	327,089
23,016	International Workplace Group PLC	50,177
4,600	Mitsubishi Estate Co. Ltd.	72,420
1,000	Nomura Real Estate Holdings, Inc.	25,173
4,300	Relo Group, Inc.	45,954
2,939	Savills PLC	41,387
4,428	TAG Immobilien AG*	64,721
38,300	Tokyu Fudosan Holdings Corp.	257,090

		4,043,135

Residential REITs – 0.1%
5,780	Camden Property Trust	630,656

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Residential REITs – (continued)
15,365	Empiric Student Property PLC	$17,629
19,276	Equity Residential	1,336,598
4,142	Mid-America Apartment Communities, Inc.	590,690
11,660	UNITE Group PLC	131,540

		2,707,113

Retail REITs – 0.0%
1,619	Federal Realty Investment Trust	163,470
85,966	Hammerson PLC	30,101
36,838	Kimco Realty Corp.	716,867
7,788	Klepierre SA	207,924
7,948	Regency Centers Corp.	494,366
2,211	Simon Property Group, Inc.	335,630

		1,948,358

Semiconductors & Semiconductor Equipment – 1.1%
14,592	Applied Materials, Inc.	3,443,566
2,606	BE Semiconductor Industries NV	435,336
14,767	First Solar, Inc.*	3,329,368
57,935	Intel Corp.	1,794,247
4,208	KLA Corp.	3,469,538
8,871	Lam Research Corp.	9,446,284
15,266	Microchip Technology, Inc.	1,396,839
3,800	Mitsui High-Tec, Inc.	148,721
7,136	MKS Instruments, Inc.	931,819
6,299	NXP Semiconductors NV	1,694,998
10,768	ON Semiconductor Corp.*	738,146
8,742	Qorvo, Inc.*	1,014,422
44,135	QUALCOMM, Inc.	8,790,809
27,950	Renesas Electronics Corp.	530,062
900	Sanken Electric Co. Ltd.	38,536
10,621	Skyworks Solutions, Inc.	1,131,986
7,500	Socionext, Inc.	178,452
20,500	STMicroelectronics NV	803,391
2,149	Teradyne, Inc.	318,675
27,136	Texas Instruments, Inc.	5,278,766
1,300	Tokyo Electron Ltd.	284,570

		45,198,531

Software – 2.5%
16,203	Adobe, Inc.*	9,001,415
11,768	Autodesk, Inc.*	2,911,992
21,447	Cadence Design Systems, Inc.*	6,600,314
17,223	Darktrace PLC*	125,222
3,332	Dolby Laboratories, Inc. Class A	263,994
5,886	Fortinet, Inc.*	354,749
27,999	Gen Digital, Inc.	699,415
3,543	HubSpot, Inc.*	2,089,626
15,680	Intuit, Inc.	10,305,053

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
96,725	Microsoft Corp.	$43,231,239
536	Nemetschek SE	52,328
52,843	Oracle Corp.	7,446,993
7,716	PTC, Inc.*	1,401,766
6,240	Roper Technologies, Inc.	3,517,238
42,296	Salesforce, Inc.	10,874,301
8,642	SAP SE	1,735,967
6,964	ServiceNow, Inc.*	5,478,370
13,461	TeamViewer SE*(a)	150,666
700	Trend Micro, Inc.	28,532

		106,269,180

Specialized REITs – 0.1%
2,611	American Tower Corp.	507,526
3,373	Big Yellow Group PLC	49,882
22,726	Crown Castle, Inc.	2,220,330
639	Equinix, Inc.	483,468
4,024	Safestore Holdings PLC	39,029
1,498	SBA Communications Corp.	294,057
8,489	Weyerhaeuser Co.	241,003

		3,835,295

Specialty Retail – 0.9%
1,000	ABC-Mart, Inc.	17,550
9,583	Bath & Body Works, Inc.	374,216
10,112	Burlington Stores, Inc.*	2,426,880
32,298	Currys PLC*	29,436
1,429	Dunelm Group PLC	19,182
600	Fast Retailing Co. Ltd.	151,764
2,520	Frasers Group PLC*	28,107
47,455	Home Depot, Inc.	16,335,909
41,022	Industria de Diseno Textil SA	2,035,651
167,085	JD Sports Fashion PLC	250,901
139,034	Kingfisher PLC	435,965
2,600	K’s Holdings Corp.	24,495
21,115	Lowe’s Cos., Inc.	4,655,013
13,863	Moonpig Group PLC*	33,310
400	Nitori Holdings Co. Ltd.	42,347
2,595	O’Reilly Automotive, Inc.*	2,740,476
18,499	Pets at Home Group PLC	69,078
2,542	Ross Stores, Inc.	369,403
1,408	Shimamura Co. Ltd.	64,112
50,788	TJX Cos., Inc.	5,591,759
6,422	Tractor Supply Co.	1,733,940
1,702	Ulta Beauty, Inc.*	656,751
29,700	USS Co. Ltd.	250,098
13,222	Watches of Switzerland Group PLC*(a)	68,977
4,651	WH Smith PLC	66,554
13,700	Yamada Holdings Co. Ltd.	36,853
25,905	Zalando SE*(a)	608,110

		39,116,837

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Technology Hardware, Storage & Peripherals – 1.4%
247,025	Apple, Inc.	$52,028,405
4,000	Brother Industries Ltd.	70,657
3,200	Canon, Inc.	86,808
3,600	FUJIFILM Holdings Corp.	84,444
46,719	Hewlett Packard Enterprise Co.	989,041
34,481	HP, Inc.	1,207,525
15,000	Konica Minolta, Inc.	41,742
18,218	NetApp, Inc.	2,346,478
6,604	Ricoh Co. Ltd.	56,604
2,939	Seagate Technology Holdings PLC	303,511
5,500	Seiko Epson Corp.	85,982

		57,301,197

Textiles, Apparel & Luxury Goods – 0.1%
2,298	adidas AG	548,686
3,600	Asics Corp.	55,505
34,541	Burberry Group PLC	383,580
9,961	Carter’s, Inc.	617,283
47,128	Coats Group PLC	47,183
271	Deckers Outdoor Corp.*	262,315
4,616	HUGO BOSS AG	207,550
1,233	Lululemon Athletica, Inc.*	368,297
6,803	NIKE, Inc. Class B	512,742
1,080	Ralph Lauren Corp.	189,065
11,520	Tapestry, Inc.	492,941

		3,685,147

Trading Companies & Distributors – 0.2%
4,213	Azelis Group NV	75,433
6,909	Brenntag SE	466,081
26,810	Bunzl PLC	1,018,621
1,597	Diploma PLC	83,478
5,459	Fastenal Co.	343,044
9,876	Howden Joinery Group PLC	109,228
9,947	ITOCHU Corp.	488,976
16,032	Marubeni Corp.	297,274
3,000	MonotaRO Co. Ltd.	35,135
9,711	Rexel SA	251,209
28,273	RS Group PLC	249,860
3,800	Sojitz Corp.	92,824
9,900	Sumitomo Corp.	248,707
7,800	Toyota Tsusho Corp.	152,436
7,326	Travis Perkins PLC	71,216
527	United Rentals, Inc.	340,827
2,547	WW Grainger, Inc.	2,298,005

		6,622,354

Transportation Infrastructure – 0.0%
3,587	Aena SME SA(a)	726,357
500	Japan Airport Terminal Co. Ltd.	17,095

Shares	Description	Value

Common Stocks – (continued)

Transportation Infrastructure – (continued)
800	Mitsubishi Logistics Corp.	$ 26,326

		769,778

Wireless Telecommunication Services – 0.1%
48,747	Airtel Africa PLC(a)	73,748
6,503	Freenet AG	172,914
16,600	KDDI Corp.	439,759
1,726,227	Vodafone Group PLC	1,527,431

		2,213,852

TOTAL COMMON STOCKS (Cost $1,002,878,349)		$1,154,030,573

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%

Auto Manufacturers – 0.0%
Porsche Automobil Holding SE
14,905	6.084%	$ 672,690

Chemicals – 0.0%
FUCHS SE
473	2.609	21,623

Household Products – 0.0%
Henkel AG & Co. KGaA
7,849	2.236	698,850

TOTAL PREFERRED STOCKS (Cost $1,545,670)		$ 1,393,163

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(d)(e) – 2.4%

U.S. Treasury Bills
$100,000,000	0.000%	08/29/24	$99,137,991

(Cost $99,163,183)

Shares	Description	Value

Exchange Traded Funds – 20.7%
811,773	Invesco Senior Loan ETF	$17,079,704
3,881,005	iShares 5-10 Year Investment Grade Corporate Bond ETF	198,940,316
8,220,327	iShares Core MSCI Emerging Markets ETF	440,034,104
1,675,114	SPDR Blackstone Senior Loan ETF	70,019,765
1,739,922	SPDR Bloomberg Convertible Securities ETF	125,378,780

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Exchange Traded Funds – (continued)
45,457	VanEck Fallen Angel High
	Yield Bond ETF	$1,286,433
203,900	Vanguard Real Estate ETF	17,078,664

TOTAL EXCHANGE TRADED FUNDS (Cost $818,767,433)		$869,817,766

Shares	Dividend Rate	Value

Investment Company(f) – 45.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,889,053,538	5.213%	$1,889,053,538

(Cost $1,889,053,538)

Securities Lending Reinvestment Vehicle(f) – 0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
315,400	5.213%	$315,400

(Cost $315,400)

TOTAL INVESTMENTS – 95.6% (Cost $3,811,723,573)		$4,013,748,431

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.4%		185,664,304

NET ASSETS – 100.0%		$4,199,412,735

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.
(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	6,880,000	USD	4,581,296	09/18/24	$17,800
	INR	382,750,000	USD	4,569,642	09/18/24	9,365
	USD	14,061,356	BRL	77,500,000	09/18/24	320,928
	USD	25,570,384	CAD	34,870,000	09/18/24	33,356
	USD	38,405,125	CHF	33,990,000	09/18/24	208,192
	USD	10,358,069	CZK	241,650,000	09/18/24	9,011
	USD	229,177,262	EUR	211,750,000	09/18/24	1,531,198
	USD	61,928,660	GBP	48,840,000	09/18/24	153,745
	USD	8,334,618	HUF	3,079,580,000	09/18/24	7,898
	USD	21,374,455	IDR	348,834,540,000	09/18/24	83,804
	USD	10,556,088	ILS	39,700,000	09/18/24	8,350
	USD	48,721,754	JPY	7,494,240,000	09/18/24	1,572,732
	USD	29,369,107	KRW	40,183,110,000	09/19/24	124,964
	USD	10,841,241	MXN	200,450,000	09/18/24	19,584
	USD	7,164,701	PLN	28,840,000	09/18/24	7,486

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	40,196,215	TWD	1,296,850,000	09/18/24	$185,417

TOTAL						$4,293,830

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	CHF	4,890,000	USD	5,516,522	09/18/24	$(21,288)
	CZK	163,250,000	USD	7,217,422	09/18/24	(225,973)
	HUF	2,426,050,000	USD	6,731,836	09/18/24	(172,163)
	MXN	92,340,000	USD	5,179,303	09/18/24	(194,160)
	NZD	12,200,000	USD	7,541,830	09/18/24	(110,900)
	PLN	43,730,000	USD	11,055,153	09/18/24	(202,690)
	USD	27,072,664	CAD	37,020,000	09/18/24	(38,916)
	USD	53,727,249	JPY	8,542,880,000	09/18/24	(19,154)
	USD	23,088,048	PHP	1,358,980,000	09/18/24	(152,152)
	ZAR	235,610,000	USD	12,890,855	09/18/24	(18,873)

TOTAL						$(1,156,269)

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	393	09/26/24	$48,471,906	$(54,603)
10 Year U.S. Treasury Notes	461	09/19/24	50,702,797	(6,310)
2 Year German Euro-Schatz	240	09/06/24	27,167,871	(10,413)
20 Year U.S. Treasury Bonds	289	09/19/24	34,192,313	(64,632)
30 Year German Euro-Buxl	57	09/06/24	7,950,394	(135,862)
3M SARON	52	12/17/24	14,319,606	2,651
3M SARON	47	03/18/25	12,955,145	4,453
3M SARON	45	06/17/25	12,412,001	6,279
5 Year German Euro-Bund	955	09/06/24	134,615,368	32,425
5 Year U.S. Treasury Notes	483	09/30/24	51,477,234	(145,837)
ASX 90 Day Bank Accepted Bills	32	09/12/24	21,112,928	(6,908)
Brent Crude	176	08/30/24	14,817,440	(214)
CAC40 Index	131	07/19/24	10,511,566	(210,366)
Cattle Feeder	83	08/29/24	10,760,950	(3,592)
Coffee	79	12/18/24	6,650,813	3,951
Copper	19	09/26/24	2,085,963	(45,035)
Corn	446	12/13/24	9,382,725	(1,472)
Cotton No.2	71	03/07/25	2,639,780	1,061
DAX Index	43	09/20/24	21,186,854	89,597
Dollar Index	235	09/16/24	24,803,075	(713)
E-Mini Nasdaq 100 Index	331	09/20/24	131,918,395	(155,698)
E-Mini Russell 2000 Index	38	09/20/24	3,923,500	66,490
Euro BTP	247	09/06/24	30,497,060	(379,949)
Euro Stoxx 50 Index	3,529	09/20/24	186,172,466	(1,115,579)
Euro-Bobl	145	09/06/24	18,081,714	(27,810)

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
FTSE 100 Index	816	09/20/24	$84,707,203	$ (285,237)
FTSE/JSE Top 40 Index	68	09/19/24	2,756,142	18,026
FTSE/MIB Index	63	09/20/24	11,256,000	(45,679)
Gasoil	30	08/12/24	2,352,000	11,887
Gasoline RBOB	45	09/30/24	4,316,004	(746)
Gasoline RBOB	75	07/31/24	7,879,725	(747)
Gold	94	08/28/24	21,992,240	(117,424)
Hang Seng Index	91	07/30/24	10,272,248	(192,278)
HSCEI	203	07/30/24	8,143,084	(146,031)
IBEX 35 Index	107	07/19/24	12,462,993	(165,160)
Ice 3M Sonia Index	10	09/15/26	3,039,369	(2,578)
Japan 10 Year Government Bond	109	09/12/24	96,785,008	(355,974)
Lead	70	08/19/24	3,872,313	30,182
Lead	101	07/15/24	5,527,579	(172,687)
Lean Hogs	116	10/14/24	3,513,640	(373)
Live Cattle	92	10/31/24	6,803,400	(426)
LME Nickel	21	07/15/24	2,153,748	(368,371)
LME Zinc	45	08/19/24	3,279,994	86,993
LME Zinc	69	07/15/24	4,985,854	(139,316)
Natural Gas	138	03/27/25	4,168,980	(381)
NY Harbor ULSD	36	02/28/25	3,827,628	(734)
NY Harbor ULSD	63	07/31/24	6,702,583	(584)
Omxs30 Index	606	07/19/24	14,739,768	49,762
Primary Aluminum	86	08/19/24	5,394,737	(103,744)
Primary Aluminum	105	07/15/24	6,537,615	(235,994)
S&P 500 E-Mini Index	123	09/20/24	33,957,225	33,131
S&P Mid 400 Emini	7	09/20/24	2,070,670	(7,933)
S&P Toronto Stock Exchange 60 Index	97	09/19/24	18,583,897	155,989
Silver	33	09/26/24	4,877,400	(33,339)
Soybean Oil	39	12/13/24	1,024,686	(891)
Soybean Oil	558	01/14/25	21,014,658	(555)
Sugar 11	215	02/28/25	4,958,072	4,464
TOPIX Futures	233	09/12/24	40,701,504	439,237
Wheat	271	12/13/24	8,122,163	(4,301)
WTI Crude	28	07/22/24	2,283,120	12,203
WTI Crude	172	09/20/24	13,718,720	(475)

Total				$(3,698,170)

Short position contracts:
2 Year U.S. Treasury Notes	(75)	09/30/24	(15,316,406)	(384)
3 Month SOFR	(477)	06/17/25	(113,806,237)	(67,031)
3 Month SOFR	(540)	12/17/24	(128,047,500)	27,874
3 Month SOFR	(552)	03/18/25	(131,300,100)	(48,118)
3 Month SOFR	(398)	09/16/25	(95,206,575)	(74,244)
3 Month SOFR	(173)	06/16/26	(41,578,388)	(40,964)
3 Month SOFR	(88)	09/15/26	(21,165,100)	(13,042)
3 Month SOFR	(320)	12/16/25	(76,704,000)	(62,930)
3 Month SOFR	(249)	03/17/26	(59,778,675)	(52,853)
3M Euribor	(195)	09/16/24	(50,365,863)	30,583
3M Euribor	(167)	12/16/24	(43,236,680)	4,880
3M Euribor	(157)	03/17/25	(40,735,930)	(21,452)

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
3M Euribor	(143)	06/16/25	$(37,166,600)	$ (29,326)
3M Euribor	(117)	09/15/25	(30,446,627)	(30,633)
3M Euribor	(86)	12/15/25	(22,400,295)	(32,316)
3M Euribor	(58)	03/16/26	(15,115,716)	(16,671)
3M Euribor	(32)	06/15/26	(8,342,704)	(4,146)
5 Year German Euro-Oat	(71)	09/06/24	(9,361,735)	93,617
ASX 90 Day Bank Accepted Bills	(60)	12/12/24	(39,585,775)	12,206
ASX 90 Day Bank Accepted Bills	(81)	03/13/25	(53,451,224)	15,978
Australian 10 Year Government Bonds	(820)	09/16/24	(62,124,710)	546,136
Brent Crude	(59)	07/31/24	(5,015,000)	(119)
Canada 10 Year Government Bonds	(6)	09/18/24	(526,604)	1,303
CBOE Volatility Index	(306)	07/17/24	(4,290,977)	518,260
CBOE Volatility Index	(359)	08/21/24	(5,363,532)	(14,039)
CBOE Volatility Index	(338)	09/18/24	(5,343,003)	(432)
Coffee	(83)	09/18/24	(7,059,150)	(6,138)
Corn	(855)	09/13/24	(17,420,625)	620,424
Cotton No.2	(18)	12/06/24	(654,210)	1,743
Gasoline RBOB	(40)	08/30/24	(4,151,280)	(110)
Ice 3M Sonia Index	(62)	12/17/24	(18,622,681)	(15,017)
Ice 3M Sonia Index	(51)	03/18/25	(15,355,727)	(22,217)
Ice 3M Sonia Index	(44)	06/17/25	(13,277,974)	(23,515)
Ice 3M Sonia Index	(32)	09/16/25	(9,676,428)	(18,771)
Ice 3M Sonia Index	(22)	12/16/25	(6,664,016)	(13,303)
Ice 3M Sonia Index	(10)	03/17/26	(3,033,365)	(2,310)
Lead	(64)	08/19/24	(3,540,400)	(65,832)
Lead	(101)	07/15/24	(5,527,579)	(40,711)
Lean Hogs	(202)	08/14/24	(7,231,600)	36,660
Live Cattle	(14)	08/30/24	(1,038,380)	(49)
LME Nickel	(21)	07/15/24	(2,153,748)	118,771
LME Nickel	(40)	08/19/24	(4,125,658)	45,943
LME Zinc	(22)	08/19/24	(1,603,553)	(34,808)
LME Zinc	(69)	07/15/24	(4,985,854)	(148,150)
MSCI EAFE Index	(244)	09/20/24	(28,587,040)	6,915
MSCI Emerging Markets Index	(172)	09/20/24	(9,358,520)	2,717
Natural Gas	(56)	07/29/24	(1,456,560)	78,615
Natural Gas	(138)	08/28/24	(3,585,240)	(381)
NY Harbor ULSD	(34)	08/30/24	(3,639,829)	(94)
Primary Aluminum	(60)	08/19/24	(3,763,770)	(7,732)
Primary Aluminum	(105)	07/15/24	(6,537,615)	146,733
Soybean Oil	(259)	11/14/24	(14,296,800)	423,570
Soybean Oil	(354)	12/13/24	(11,876,700)	4,652
Sugar 11	(28)	09/30/24	(636,608)	(44,619)
Wheat	(582)	09/13/24	(16,754,513)	48,681
WTI Crude	(172)	08/20/24	(13,870,080)	(475)

Total				$ 1,833,329

TOTAL FUTURES CONTRACTS				$(1,864,841)

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 42	5.000%	3.441%	06/20/29		$63,850	$4,103,472	$4,325,620	$ (222,148)
CDX.NA.IG Index 42	1.000	0.538	06/20/29		176,100	3,651,026	3,843,941	(192,915)
ICE CD ITXEB 41	1.000	0.609	06/20/29	EUR	163,150	3,180,060	3,810,824	(630,764)
ICE CD ITXEX 41	5.000	3.190	06/20/29		20,200	1,649,793	1,951,173	(301,380)

TOTAL						$12,584,351	$13,931,558	$(1,347,207)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Application/ (Depreciation)*

M1WO Index	12M SOFR-0.15%	Bank of America Securities LLC	01/13/25		$44,689	$ 11,692
M1WO Index	12M SOFR+0.14	Bank of America Securities LLC	04/09/25		23,321	7,170
NDUGWI Index	12M SOFR+0.46	Bank of America Securities LLC	04/11/25		22,022	(52,801)
TUKXG Index	12M SONIA+0.23	Bank of America Securities LLC	02/11/25	GBP	18,305	(49,356)
M1WO Index	12M SOFR+0.17	Citibank NA	05/13/25		12,399	3,926
AMZX Index	12M SOFR+0.47	JPMorgan Securities, Inc.	12/11/24		2,442	87,455
BCOMRS Index	0.105	JPMorgan Securities, Inc.	11/29/24		3,873	(34)
JPGSGLHN Index	12M SOFR-0.01	JPMorgan Securities, Inc.	11/22/24		62,645	230,217
JPGSGLMN Index	12M SOFR+0.31	JPMorgan Securities, Inc.	05/22/25		21,233	2,411
JPGSGLTN Index	12M SOFR+0.18	JPMorgan Securities, Inc.	11/22/24		46,148	(590,214)
JPGSMARB Index	12M SOFR+0.89	JPMorgan Securities, Inc.	07/30/24		45,572	20,480
JPOSSVHY Index	12M SOFR	JPMorgan Securities, Inc.	07/02/25		83,300	—
M1WO Index	12M SOFR+0.07	JPMorgan Securities, Inc.	02/26/25		115,853	33,142
M1WO Index	12M SOFR+0.12	JPMorgan Securities, Inc.	03/11/25		57,530	17,336
M1WOMOM Index	12M SOFR+0.45	JPMorgan Securities, Inc.	07/11/24		6,401	(24,276)
Russell 1000 TR Index	12M SOFR+0.47	JPMorgan Securities, Inc.	02/04/25		95,781	261,998
SXXGT Index	1M EURO+0.6	JPMorgan Securities, Inc.	06/19/25	EUR	84,136	79,774
TUKXG Index	12M SONIA+0.36	JPMorgan Securities, Inc.	03/17/25	GBP	7,123	(18,821)

TOTAL						$ 20,099

#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.

A basket (JPMBKTL3) of Corporate Obligations

Corporate Obligations	Sector	Shares	Value	Weight

Eli Lilly & Co	Health Care	31	$ 23,974	7.2

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPMBKTL3) of Corporate Obligations (continued)

Corporate Obligations	Sector	Shares	Value	Weight

UnitedHealth Group Inc	Health Care	42	$20,986	6.3
Novo Nordisk A/S	Health Care	21	18,893	5.7
Johnson & Johnson	Health Care	110	17,466	5.3
Merck & Co Inc	Health Care	116	15,336	4.6
AbbVie Inc	Health Care	81	14,746	4.4
Thermo Fisher Scientific Inc	Health Care	18	10,300	3.1
AstraZeneca PLC	Health Care	1	9,587	2.9
Novartis AG	Health Care	105	9,216	2.8
Abbott Laboratories	Health Care	80	9,050	2.7
Roche Holding AG	Health Care	36	8,214	2.5
Danaher Corp	Health Care	30	7,532	2.3
Pfizer Inc	Health Care	259	7,187	2.2
Amgen Inc	Health Care	25	6,977	2.1
Intuitive Surgical Inc	Health Care	16	6,449	1.9
Elevance Health Inc	Health Care	11	5,588	1.7
Stryker Corp	Health Care	16	5,550	1.7
Medtronic PLC	Health Care	61	5,315	1.6
Bristol-Myers Squibb Co	Health Care	93	5,061	1.5
Sanofi SA	Health Care	55	5,011	1.5
Vertex Pharmaceuticals Inc	Health Care	12	4,941	1.5
Cigna Group/The	Industrials	13	4,872	1.5
Regeneron Pharmaceuticals Inc	Health Care	5	4,664	1.4
CVS Health Corp	Health Care	58	4,604	1.4
Boston Scientific Corp	Health Care	67	4,602	1.4
Gilead Sciences Inc	Health Care	57	4,186	1.3
CSL Ltd	Health Care	14	4,164	1.3
GSK PLC	Health Care	2	4,055	1.2
Zoetis Inc	Health Care	21	3,563	1.1
Becton Dickinson & Co	Health Care	13	3,279	1.0
McKesson Corp	Health Care	6	3,236	1.0
HCA Healthcare Inc	Health Care	9	3,030	0.9
EssilorLuxottica SA	Health Care	14	2,966	0.9
Daiichi Sankyo Co Ltd	Health Care	1	2,820	0.8
Edwards Lifesciences Corp	Health Care	28	2,658	0.8
Dexcom Inc	Health Care	18	2,452	0.7
IQVIA Holdings Inc	Health Care	8	2,117	0.6
IDEXX Laboratories Inc	Health Care	4	2,057	0.6
Lonza Group AG	Health Care	4	2,048	0.6
Takeda Pharmaceutical Co Ltd	Health Care	—	2,007	0.6
Hoya Corp	Health Care	—	1,994	0.6
Agilent Technologies Inc	Health Care	13	1,956	0.6
Humana Inc	Health Care	6	1,944	0.6
Centene Corp	Health Care	25	1,924	0.6
Alcon Inc	Health Care	25	1,901	0.6
Cencora Inc	Health Care	8	1,845	0.6
GE HealthCare Technologies Inc	Health Care	19	1,690	0.5
Moderna Inc	Health Care	15	1,621	0.5
Biogen Inc	Health Care	7	1,433	0.4
Bayer AG	Health Care	49	1,382	0.4

A basket (JPGSMARB) of common stocks

Nuvei Corp	Financials	97	4,308	4.0
ANSYS Inc	Information Technology	15	4,849	4.5
Axonics Inc	Health Care	72	4,851	4.5
Neoen SA	Utilities	130	4,884	4.5
McGrath RentCorp	Industrials	46	4,891	4.5
Squarespace Inc	Information Technology	112	4,899	4.5
Catalent Inc	Health Care	87	4,900	4.5
Hibbett Inc	Consumer Discretionary	56	4,901	4.5
Perficient Inc	Information Technology	66	4,916	4.5

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSMARB) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

SilverBow Resources Inc	Energy	130	$4,918	4.5
Silk Road Medical Inc	Health Care	182	4,918	4.5
Everbridge Inc	Information Technology	141	4,921	4.5
Endeavor Group Holdings Inc	Communication Services	182	4,922	4.5
Altium Ltd	Information Technology	72	4,929	4.5
HashiCorp Inc	Information Technology	146	4,929	4.5
Stericycle Inc	Industrials	85	4,932	4.5
Hawaiian Holdings Inc	Industrials	399	4,960	4.6
Juniper Networks Inc	Information Technology	138	5,028	4.6
Cerevel Therapeutics Holdings Inc	Health Care	124	5,057	4.7
Capri Holdings Ltd	Consumer Discretionary	153	5,073	4.7
United States Steel Corp	Industrials	139	5,252	4.8
iRobot Corp	Consumer Discretionary	594	5,409	5.0

A basket (JPGSGLTN) of common stocks

Microsoft Corp	Information Technology	(82)	(36,478)	7.1
Apple Inc	Information Technology	(170)	(35,805)	7.0
NVIDIA Corp	Information Technology	(269)	(33,193)	6.5
Broadcom Inc	Information Technology	(20)	(32,447)	6.3
ASML Holding NV	Information Technology	(26)	(24,739)	4.8
Advanced Micro Devices Inc	Information Technology	(97)	(15,707)	3.1
Salesforce Inc	Information Technology	(58)	(14,960)	2.9
Adobe Inc	Information Technology	(27)	(14,910)	2.9
Oracle Corp	Information Technology	(95)	(13,485)	2.6
QUALCOMM Inc	Information Technology	(67)	(13,341)	2.6
SAP SE	Information Technology	(65)	(12,408)	2.4
Applied Materials Inc	Information Technology	(50)	(11,747)	2.3
Cisco Systems Inc	Information Technology	(243)	(11,525)	2.2
Accenture PLC	Information Technology	(38)	(11,428)	2.2
Intuit Inc	Information Technology	(17)	(11,023)	2.2
Texas Instruments Inc	Information Technology	(55)	(10,611)	2.1
ServiceNow Inc	Information Technology	(12)	(9,661)	1.9
International Business Machines Corp	Information Technology	(55)	(9,518)	1.9
Micron Technology Inc	Information Technology	(66)	(8,726)	1.7
Lam Research Corp	Information Technology	(8)	(8,340)	1.6
Intel Corp	Information Technology	(255)	(7,898)	1.5
Analog Devices Inc	Information Technology	(30)	(6,781)	1.3
KLA Corp	Information Technology	(8)	(6,651)	1.3
Palo Alto Networks Inc	Information Technology	(19)	(6,562)	1.3
Tokyo Electron Ltd	Information Technology	—	(6,135)	1.2
Synopsys Inc	Information Technology	(9)	(5,438)	1.1
Arista Networks Inc	Information Technology	(15)	(5,329)	1.0
Crowdstrike Holdings Inc	Information Technology	(14)	(5,295)	1.0
Keyence Corp	Information Technology	—	(5,244)	1.0
Cadence Design Systems Inc	Information Technology	(16)	(5,017)	1.0
Amphenol Corp	Information Technology	(72)	(4,848)	0.9
Shopify Inc	Information Technology	(53)	(4,794)	0.9
NXP Semiconductors NV	Information Technology	(15)	(4,122)	0.8
Motorola Solutions Inc	Information Technology	(10)	(3,857)	0.8
Roper Technologies Inc	Information Technology	(6)	(3,615)	0.7
Constellation Software Inc/Canada	Information Technology	(1)	(3,406)	0.7
Autodesk Inc	Information Technology	(13)	(3,171)	0.6
Microchip Technology Inc	Information Technology	(32)	(2,962)	0.6
Infineon Technologies AG	Information Technology	(84)	(2,877)	0.6
TE Connectivity Ltd	Information Technology	(18)	(2,760)	0.5
Super Micro Computer Inc	Information Technology	(3)	(2,472)	0.5
Monolithic Power Systems Inc	Information Technology	(3)	(2,396)	0.5
Murata Manufacturing Co Ltd	Information Technology	(1)	(2,335)	0.5
Fortinet Inc	Information Technology	(38)	(2,289)	0.4

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSGLTN) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Fair Isaac Corp	Information Technology	(1)	$(2,204)	0.4
ASM International NV	Information Technology	(3)	(2,101)	0.4
Gartner Inc	Information Technology	(5)	(2,088)	0.4
Cognizant Technology Solutions Corp	Information Technology	(30)	(2,025)	0.4
Disco Corp	Information Technology	—	(2,022)	0.4
Xiaomi Corp	Information Technology	(118)	(1,936)	0.4

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index	$20.000	07/17/2024	2,800	$5,600,000	$67,200	$328,220	$(261,020)
CBOE Volatility Index	16.000	08/21/2024	3,590	5,744,000	446,955	508,890	(61,935)
CBOE Volatility Index	18.000	09/18/2024	3,380	6,084,000	479,960	505,100	(25,140)

Total purchased option contracts			9,770	$17,428,000	$994,115	$1,342,210	$(348,095)

Written option contracts
Calls
S&P 500 Index	5,575.000	07/05/2024	(45)	(25,087,500)	(10,480)	(10,480)	—
S&P 500 Index	5,700.000	07/17/2024	(33)	(18,810,000)	(3,465)	(4,010)	545
S&P 500 Index	5,650.000	07/24/2024	(33)	(18,645,000)	(27,440)	(27,439)	(1)

			(111)	$(62,542,500)	$(41,385)	$(41,929)	$ 544

Puts
S&P 500 Index	5,400.000	07/03/2024	(89)	(48,060,000)	(26,922)	(17,636)	(9,286)
S&P 500 Index	5,420.000	07/05/2024	(90)	(48,780,000)	(60,335)	(60,335)	—
S&P 500 Index	5,235.000	07/10/2024	(68)	(35,598,000)	(9,589)	(9,589)	—
S&P 500 Index	5,330.000	07/17/2024	(67)	(35,711,000)	(83,080)	(69,177)	(13,903)
S&P 500 Index	5,325.000	07/24/2024	(67)	(35,677,500)	(115,575)	(101,748)	(13,827)

			(381)	$(203,826,500)	$(295,501)	$(258,485)	$ (37,016)

Total written option contracts			(492)	$(266,369,000)	$(336,886)	$(300,414)	$ (36,472)

TOTAL			9,278	$(248,941,000)	$657,229	$1,041,796	$(384,567)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Abbreviations:
CDX.NA.HY Ind 42	—CDX North America High Yield Index 42
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
ICE CD ITXEX	—iTraxx Europe Crossover Index
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments June 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 8.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
33,305,950	5.213%	$33,305,950

(Cost $33,305,950)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 92.0%

U.S. Treasury Obligations – 92.0%
U.S. Treasury Bills
$32,200,000	0.000%	07/09/24	$32,162,571
35,000,000	0.000	07/30/24	34,852,540
11,400,000	0.000	08/06/24	11,340,407
7,000,000	0.000	09/10/24	6,927,605
13,000,000	0.000	09/19/24	12,849,352
57,900,000	0.000	09/24/24	57,187,064
22,700,000	0.000	10/03/24	22,392,499
87,000,000	0.000	10/17/24	85,642,545
14,300,000	0.000	11/14/24	14,021,623

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)

U.S. Treasury Obligations – (continued)
$55,300,000	0.000%	11/29/24	$54,113,367
32,000,000	0.000	12/05/24	31,284,434

TOTAL SHORT-TERM INVESTMENTS (Cost $362,767,697)			$362,774,007

TOTAL INVESTMENTS – 100.4% (Cost $396,073,647)			$396,079,957

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(1,513,650)

NET ASSETS – 100.0%			$394,566,307

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	400	07/31/24	$34,000,000	$ 1,271,529
Copper	38	09/26/24	4,171,925	(94,552)
Gold	151	08/28/24	35,327,960	(417,836)
KC HRW Wheat	314	09/13/24	9,204,125	(1,149,547)
Lead	28	07/15/24	1,532,398	12,969
Lean Hogs	55	07/15/24	1,970,650	(200,940)
LME Nickel	63	07/15/24	6,461,245	(248,197)
LME Zinc	178	07/15/24	12,862,057	340,635
Low Sulphur Gas Oil	156	07/11/24	12,253,800	1,191,199
Natural Gas	207	09/26/24	5,572,440	(606,983)
Natural Gas	97	10/29/24	2,988,570	(168,205)
NY Harbor ULSD	13	07/31/24	1,383,073	32,040
Platinum	18	10/29/24	912,690	25,530
Silver	139	09/26/24	20,544,200	(430,556)
Soybean	324	12/13/24	10,870,200	(608,440)
Soybean Oil	375	12/13/24	9,852,750	(54,972)
Wheat	116	09/13/24	3,326,300	(378,432)

Total				$(1,484,758)

Short position contracts:
Cocoa	(67)	09/13/24	(5,179,770)	(305,344)
Cocoa	(141)	12/13/24	(9,293,310)	(535,992)
Coffee	(47)	09/18/24	(3,997,350)	(71,309)
Coffee	(13)	12/18/24	(1,094,438)	(144,409)
Corn	(41)	09/13/24	(835,375)	92,955
Corn	(285)	12/13/24	(5,995,688)	964,662
Cotton No.2	(323)	12/06/24	(11,739,435)	1,338,332

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
FCOJ-A	(42)	09/10/24	$ (2,603,160)	$ 141,065
FCOJ-A	(3)	11/08/24	(184,590)	(13,202)
Gasoline RBOB	(1)	07/31/24	(105,063)	(2,893)
Gasoline RBOB	(87)	10/31/24	(8,130,515)	(540,286)
Live Cattle	(154)	08/30/24	(11,422,180)	(229,431)
Live Cattle	(38)	12/31/24	(2,825,680)	62,599
LME Nickel	(1)	07/15/24	(102,559)	1,939
LME PRI	(42)	09/16/24	(2,649,738)	56,603
LME Zinc	(4)	07/15/24	(289,035)	(15,534)
NY Harbor ULSD	(103)	10/31/24	(11,063,312)	(790,688)
Robusta Coffee	(175)	09/24/24	(7,019,250)	349,429
Soybean Oil	(83)	11/14/24	(4,581,600)	243,103
Sugar 11	(289)	09/30/24	(6,570,704)	(335,495)
WTI Crude	(40)	07/22/24	(3,261,600)	(147,061)
WTI Crude	(717)	10/22/24	(56,643,000)	(4,414,463)

Total				$(4,295,420)

TOTAL FUTURES CONTRACTS				$(5,780,178)

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/ Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Application/ (Depreciation)*

CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.24%	Citibank NA	01/31/25	$65,902	$—
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.21	Citibank NA	01/31/25	45,764	—
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.25	Merrill Lynch International Bank Ltd.	01/31/25	34,725	—
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.21	Merrill Lynch International Bank Ltd.	01/31/25	49,589	—
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.25	UBS AG (London)	01/31/25	181,041	—

TOTAL					$—

#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.

Currency Abbreviations:
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Statements of Assets and Liabilities(a) June 30, 2024 (Unaudited)

	Absolute Return Tracker Fund	Commodity Strategy Fund

Assets:
Investments in unaffiliated issuers, at value (cost $1,922,354,635 and $362,767,697, respectively)(b)	$2,124,379,493	$362,774,007
Investments in affiliated issuers, at value (cost $1,889,053,538 and $33,305,950, respectively)	1,889,053,538	33,305,950
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	315,400	—
Purchased options, at value (premium paid $1,342,210 and $0, respectively)	994,115	—
Cash	131,972,484	676,983
Foreign currencies, at value (cost $8,249,725 and $0, respectively)	8,030,135	—
Unrealized gain on swap contracts	755,601	—
Unrealized gain on forward foreign currency exchange contracts	4,293,830	—
Variation margin on swaps contracts	164,977	—
Receivables:
Collateral on certain derivative contracts(c)	37,000,537	—
Investments sold	14,037,266	—
Interest and dividends	9,168,759	133,760
Fund shares sold	2,512,113	178,035
Foreign tax reclaims	285,992	—
Reimbursement from investment adviser	72,331	19,743
Securities lending income	1,358	—
Other assets	112,214	268,043

Total assets	4,223,150,143	397,356,521

Liabilities:
Variation margin on futures contracts	6,148,548	16,917
Unrealized loss on forward foreign currency exchange contracts	1,156,269	—
Unrealized loss on swap contracts	735,502	—
Written option contracts, at value (premium received $300,414 and $0, respectively)	336,886	—
Payables:
Investments purchased	8,128,212	133,760
Fund shares redeemed	3,650,690	254,490
Management fees	1,930,698	161,083
Due to broker	529,224	—
Payable upon return of securities loaned	315,400	—
Distribution and Service fees and Transfer Agency fees	208,155	22,174
Due to broker — upfront payment	—	209,238
Interest payable	—	1,752,970
Accrued expenses	597,824	239,582

Total liabilities	23,737,408	2,790,214

Net Assets:
Paid-in capital	4,094,742,045	353,325,878
Total distributable earnings	104,670,690	41,240,429

NET ASSETS	$4,199,412,735	$394,566,307
Net Assets:
Class A	$ 41,441,164	$21,754,281
Class C	4,763,184	3,172,829
Institutional	2,441,017,741	128,619,170
Investor	698,320,130	13,126,839
Class R6	794,072,052	105,459,538
Class R	695,056	2,236,859
Class P	219,103,408	120,196,791
Total Net Assets	$4,199,412,735	$394,566,307
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	4,400,134	2,602,344
Class C	569,736	416,206
Institutional	247,419,829	15,114,231
Investor	71,884,929	1,540,354
Class R6	80,639,743	12,359,060
Class R	76,854	274,854
Class P	22,214,459	14,092,137
Net asset value, offering and redemption price per share:(d)
Class A	$9.42	$8.36
Class C	8.36	7.62
Institutional	9.87	8.51
Investor	9.71	8.52
Class R6	9.85	8.53
Class R	9.04	8.14
Class P	9.86	8.53

(a)

Statements of Assets and Liabilities for the Absolute Return Tracker and Commodity Strategy Fund are consolidated and include the balances of Cayman Commodity-ART LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having a market value of $300,365 and $0, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Options
Absolute Return Tracker Fund	$12,354,147	$24,396,390	$250,000

(d)

Maximum public offering price per share for Class A Shares of the Absolute Return Tracker and Commodity Strategy Funds is $9.97 and $8.75, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Statements of Operations(a) For the Six Months Ended June 30, 2024 (Unaudited)

	Absolute Return Tracker Fund	Commodity Strategy Fund

Investment Income:

Dividends — affiliated issuers	$52,239,599	$1,010,449
Dividends — unaffiliated issuers (net of tax withholding of $445,135 and $0, respectively)	22,380,264	—
Interest	2,060,165	11,331,829
Securities lending income, net of rebates received or paid to borrowers	35,470	—

Total investment income	76,715,498	12,342,278

Expenses:

Management fees	13,458,080	1,380,466
Transfer Agency fees(b)	1,168,899	98,829
Custody, accounting and administrative services	311,911	107,109
Printing and mailing costs	185,946	69,621
Registration fees	108,834	59,285
Professional fees	106,072	82,515
Distribution and Service (12b-1) fees(b)	72,973	46,227
Trustee fees	13,263	10,993
Shareholder meeting expense	9,342	—
Prime broker fees	5,863	—
Service fees — Class C	5,579	4,225
Other	30,713	7,614

Total expenses	15,477,475	1,866,884

Less — expense reductions	(2,250,070)	(397,228)

Net expenses	13,227,405	1,469,656

NET INVESTMENT INCOME	63,488,093	10,872,622

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	88,649,399	45,132
Purchased options	(2,056,440)	—
Futures contracts	32,296,269	(17,115,267)
Written options	1,401,129	—
Swap contracts	(13,541,691)	41,956,746
Forward foreign currency exchange contracts	2,239,203	—
Foreign currency transactions	(10,758)	—
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	41,115,177	(252,493)
Purchased options	193,107	—
Futures contracts	(14,332,518)	(11,272,086)
Written options	(91,271)	—
Swap contracts	(6,554,064)	1,266
Forward foreign currency exchange contracts	4,035,633	—
Foreign currency translation	(480,681)	—

Net realized and unrealized gain	132,862,494	13,363,298

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$196,350,587	$24,235,920

(a)

Statement of Operations for the Absolute Return Tracker Fund and Commodity Strategy Fund are consolidated and include the balances of a wholly-owned subsidiary, Cayman Commodity-ART, LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Absolute Return Tracker Fund	$54,351	$16,736	$1,886	$32,611	$3,347	$504,141	$483,480	$112,729	$ 566	$32,025
Commodity Strategy Fund	27,454	12,674	6,099	13,178	2,028	35,244	10,238	16,726	1,464	19,951

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Statements of Changes in Net Assets(a)

	Absolute Return Tracker Fund		Commodity Strategy Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$ 63,488,093	$ 119,987,112	$ 10,872,622	$ 34,004,149

Net realized gain (loss)	108,977,111	81,003,574	24,886,611	(170,282,439)

Net change in unrealized gain (loss)	23,885,383	174,476,188	(11,523,313)	46,296,743

Net increase (decrease) in net assets resulting from operations	196,350,587	375,466,874	24,235,920	(89,981,547)

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(1,046,509)	(447,312)	(885,543)

Class C Shares	—	(85,982)	(60,092)	(133,500)

Institutional Shares	—	(68,348,253)	(2,776,159)	(10,781,821)

Investor Shares	—	(15,254,586)	(277,553)	(1,319,802)

Class R6 Shares	—	(19,406,054)	(2,296,791)	(5,217,537)

Class R Shares	—	(17,140)	(44,288)	(105,058)

Class P Shares	—	(5,843,481)	(2,606,414)	(8,841,293)

Total distributions to shareholders	—	(110,002,005)	(8,508,609)	(27,284,554)

From share transactions:

Proceeds from sales of shares	713,399,111	2,250,892,693	48,921,694	211,913,755

Reinvestment of distributions	—	75,564,966	7,324,449	24,407,653

Cost of shares redeemed	(841,299,839)	(1,944,143,493)	(261,919,200)	(490,787,071)

Net increase (decrease) in net assets resulting from share transactions	(127,900,728)	382,314,166	(205,673,057)	(254,465,663)

TOTAL INCREASE (DECREASE)	68,449,859	647,779,035	(189,945,746)	(371,731,764)

Net assets:

Beginning of period	4,130,962,876	3,483,183,841	584,512,053	956,243,817

End of period	$4,199,412,735	$ 4,130,962,876	$ 394,566,307	$ 584,512,053

(a)

Statements of Changes in Net Assets for the Absolute Return Tracker Fund and Commodity Strategy Fund are consolidated and include the balances of Cayman Commodity-ART LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class A Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.01		$8.36	$9.40	$9.69	$9.44	$8.84

Net investment income (loss)(a)	0.12		0.26	0.07	(0.01)	(0.01)	0.10

Net realized and unrealized gain (loss)	0.29		0.61	(0.69)	0.59	0.32	0.81

Total from investment operations	0.41		0.87	(0.62)	0.58	0.31	0.91

Distributions to shareholders from net investment income	—		(0.22)	(0.31)	—	(0.01)	(0.09)

Distributions to shareholders from net realized gains	—		—	(0.11)	(0.87)	(0.05)	(0.22)

Total distributions	—		(0.22)	(0.42)	(0.87)	(0.06)	(0.31)

Net asset value, end of period	$9.42		$9.01	$8.36	$9.40	$9.69	$9.44

Total return(b)	4.55%		10.45%	(6.62)%	6.09%	3.29%	10.36%

Net assets, end of period (in 000s)	$41,441		$42,676	$41,001	$57,882	$61,642	$80,596

Ratio of net expenses to average net assets	0.97	%(c)	0.97%	1.00%	1.04%	0.96%	0.97%

Ratio of total expenses to average net assets	1.07	%(c)	1.09%	1.09%	1.09%	1.11%	1.11%

Ratio of net investment income (loss) to average net assets	2.70	%(c)	2.92%	0.80%	(0.10)%	(0.10)%	1.08%

Portfolio turnover rate(d)	61%		126%	184%	133%	193%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class C Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.02		$7.47	$8.43	$8.84	$8.69	$8.14

Net investment income (loss)(a)	0.08		0.17	0.00 (b)	(0.08)	(0.07)	0.03

Net realized and unrealized gain (loss)	0.26		0.54	(0.61)	0.54	0.28	0.75

Total from investment operations	0.34		0.71	(0.61)	0.46	0.21	0.78

Distributions to shareholders from net investment income	—		(0.16)	(0.24)	—	(0.01)	(0.01)

Distributions to shareholders from net realized gains	—		—	(0.11)	(0.87)	(0.05)	(0.22)

Total distributions	—		(0.16)	(0.35)	(0.87)	(0.06)	(0.23)

Net asset value, end of period	$8.36		$8.02	$7.47	$8.43	$8.84	$8.69

Total return(c)	4.24%		9.45%	(7.23)%	5.31%	2.43%	9.69%

Net assets, end of period (in 000s)	$4,763		$4,497	$5,574	$7,973	$9,638	$15,761

Ratio of net expenses to average net assets	1.72	%(d)	1.72%	1.75%	1.79%	1.71%	1.72%

Ratio of total expenses to average net assets	1.82	%(d)	1.84%	1.84%	1.84%	1.86%	1.86%

Ratio of net investment income (loss) to average net assets	1.96	%(d)	2.12%	0.06%	(0.84)%	(0.84)%	0.34%

Portfolio turnover rate(e)	61%		126%	184%	133%	193%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Institutional Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.42		$8.73	$9.80	$10.03	$9.74	$9.10

Net investment income(a)	0.15		0.30	0.11	0.03	0.03	0.14

Net realized and unrealized gain (loss)	0.30		0.65	(0.72)	0.61	0.32	0.85

Total from investment operations	0.45		0.95	(0.61)	0.64	0.35	0.99

Distributions to shareholders from net investment income	—		(0.26)	(0.35)	—	(0.01)	(0.13)

Distributions to shareholders from net realized gains	—		—	(0.11)	(0.87)	(0.05)	(0.22)

Total distributions	—		(0.26)	(0.46)	(0.87)	(0.06)	(0.35)

Net asset value, end of period	$9.87		$9.42	$8.73	$9.80	$10.03	$9.74

Total return(b)	4.78%		10.83%	(6.27)%	6.48%	3.60%	10.91%

Net assets, end of period (in 000s)	$2,441,018		$2,553,196	$2,795,272	$2,955,943	$2,928,949	$2,852,690

Ratio of net expenses to average net assets	0.61	%(c)	0.61%	0.63%	0.68%	0.58%	0.59%

Ratio of total expenses to average net assets	0.71	%(c)	0.72%	0.72%	0.72%	0.73%	0.73%

Ratio of net investment income to average net assets	3.05	%(c)	3.25%	1.23%	0.30%	0.28%	1.46%

Portfolio turnover rate(d)	61%		126%	184%	133%	193%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Investor Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.28		$8.61	$9.67	$9.92	$9.64	$9.02

Net investment income(a)	0.14		0.30	0.10	0.02	0.02	0.13

Net realized and unrealized gain (loss)	0.29		0.62	(0.71)	0.60	0.32	0.83

Total from investment operations	0.43		0.92	(0.61)	0.62	0.34	0.96

Distributions to shareholders from net investment income	—		(0.25)	(0.34)	—	(0.01)	(0.12)

Distributions to shareholders from net realized gains	—		—	(0.11)	(0.87)	(0.05)	(0.22)

Total distributions	—		(0.25)	(0.45)	(0.87)	(0.06)	(0.34)

Net asset value, end of period	$9.71		$9.28	$8.61	$9.67	$9.92	$9.64

Total return(b)	4.63%		10.68%	(6.37)%	6.35%	3.54%	10.66%

Net assets, end of period (in 000s)	$698,320		$581,118	$248,085	$243,761	$246,694	$370,779

Ratio of net expenses to average net assets	0.72	%(c)	0.72%	0.75%	0.79%	0.71%	0.72%

Ratio of total expenses to average net assets	0.82	%(c)	0.83%	0.84%	0.84%	0.86%	0.87%

Ratio of net investment income to average net assets	2.96	%(c)	3.31%	1.12%	0.16%	0.16%	1.33%

Portfolio turnover rate(d)	61%		126%	184%	133%	193%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class R6 Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.40		$8.72	$9.78	$10.02	$9.72	$9.09

Net investment income(a)	0.15		0.33	0.11	0.05	0.03	0.14

Net realized and unrealized gain (loss)	0.30		0.61	(0.71)	0.58	0.33	0.84

Total from investment operations	0.45		0.94	(0.60)	0.63	0.36	0.98

Distributions to shareholders from net investment income	—		(0.26)	(0.35)	—	(0.01)	(0.13)

Distributions to shareholders from net realized gains	—		—	(0.11)	(0.87)	(0.05)	(0.22)

Total distributions	—		(0.26)	(0.46)	(0.87)	(0.06)	(0.35)

Net asset value, end of period	$9.85		$9.40	$8.72	$9.78	$10.02	$9.72

Total return(b)	4.79%		10.74%	(6.17)%	6.38%	3.71%	10.82%

Net assets, end of period (in 000s)	$794,072		$728,607	$169,335	$153,588	$9,353	$9,284

Ratio of net expenses to average net assets	0.60	%(c)	0.60%	0.62%	0.66%	0.57%	0.58%

Ratio of total expenses to average net assets	0.70	%(c)	0.71%	0.71%	0.70%	0.72%	0.72%

Ratio of net investment income to average net assets	3.08	%(c)	3.54%	1.23%	0.51%	0.29%	1.47%

Portfolio turnover rate(d)	61%		126%	184%	133%	193%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class R Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.66		$8.04	$9.06	$9.40	$9.18	$8.61

Net investment income (loss)(a)	0.11		0.22	0.05	(0.03)	(0.03)	0.08

Net realized and unrealized gain (loss)	0.27		0.59	(0.66)	0.56	0.31	0.78

Total from investment operations	0.38		0.81	(0.61)	0.53	0.28	0.86

Distributions to shareholders from net investment income	—		(0.19)	(0.30)	—	(0.01)	(0.07)

Distributions to shareholders from net realized gains	—		—	(0.11)	(0.87)	(0.05)	(0.22)

Total distributions	—		(0.19)	(0.41)	(0.87)	(0.06)	(0.29)

Net asset value, end of period	$9.04		$8.66	$8.04	$9.06	$9.40	$9.18

Total return(b)	4.39%		10.11%	(6.79)%	5.73%	3.06%	10.06%

Net assets, end of period (in 000s)	$695		$787	$1,486	$1,536	$1,562	$2,347

Ratio of net expenses to average net assets	1.22	%(c)	1.22%	1.25%	1.29%	1.21%	1.22%

Ratio of total expenses to average net assets	1.32	%(c)	1.34%	1.34%	1.34%	1.36%	1.37%

Ratio of net investment income (loss) to average net assets	2.46	%(c)	2.63%	0.60%	(0.33)%	(0.35)%	0.83%

Portfolio turnover rate(d)	61%		126%	184%	133%	193%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class P Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.41		$8.73	$9.79	$10.02	$9.73	$9.09

Net investment income(a)	0.15		0.30	0.11	0.03	0.03	0.14

Net realized and unrealized gain (loss)	0.30		0.64	(0.71)	0.61	0.32	0.85

Total from investment operations	0.45		0.94	(0.60)	0.64	0.35	0.99

Distributions to shareholders from net investment income	—		(0.26)	(0.35)	—	(0.01)	(0.13)

Distributions to shareholders from net realized gains	—		—	(0.11)	(0.87)	(0.05)	(0.22)

Total distributions	—		(0.26)	(0.46)	(0.87)	(0.06)	(0.35)

Net asset value, end of period	$9.86		$9.41	$8.73	$9.79	$10.02	$9.73

Total return(b)	4.78%		10.72%	(6.16)%	6.48%	3.61%	10.93%

Net assets, end of period (in 000s)	$219,103		$220,082	$222,431	$245,233	$211,794	$219,701

Ratio of net expenses to average net assets	0.60	%(c)	0.60%	0.62%	0.66%	0.57%	0.58%

Ratio of total expenses to average net assets	0.70	%(c)	0.71%	0.71%	0.71%	0.72%	0.72%

Ratio of net investment income to average net assets	3.07	%(c)	3.28%	1.23%	0.33%	0.29%	1.48%

Portfolio turnover rate(d)	61%		126%	184%	133%	193%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class A Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.06		$9.30		$8.90		$7.79	$10.17	$9.66

Net investment income (loss)(a)	0.18		0.34		0.05		(0.09)	(0.03)	0.14

Net realized and unrealized gain (loss)	0.29		(1.27)		1.32		2.67	(2.33)	1.44

Total from investment operations	0.47		(0.93)		1.37		2.58	(2.36)	1.58

Distributions to shareholders from net investment income	(0.17)		(0.31)		(0.97)		(1.47)	(0.02)	(0.18)

Distributions to shareholders from return of capital	—		—		—		—	—	(0.89)

Total distributions	(0.17)		(0.31)		(0.97)		(1.47)	(0.02)	(1.07)

Net asset value, end of period	$8.36		$8.06		$9.30		$8.90	$7.79	$10.17

Total return(b)	5.88%		(9.95)%		15.36%		33.03%	(23.16)%	16.31%

Net assets, end of period (in 000s)	$21,754		$22,253		$35,334		$40,183	$15,324	$22,569

Ratio of net expenses to average net assets	0.94	%(c)	0.94%		0.92%		0.92%	0.80%	0.84%

Ratio of total expenses to average net assets	1.02	%(c)	1.01%		0.95%		1.08%	1.28%	1.09%

Ratio of net investment income (loss) to average net assets	4.36	%(c)	4.00%		0.50%		(0.90)%	(0.39)%	1.34%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	83%	70%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the six months ended June 30, 2024 and fiscal year ended December 31, 2023 and December 31, 2022, respectively.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class C Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021	2020	2019

Per Share Data

Net asset value, beginning of period	$7.37		$8.52		$8.25		$7.32	$9.61	$9.17

Net investment income (loss)(a)	0.14		0.26		(0.01)		(0.15)	(0.08)	0.08

Net realized and unrealized gain (loss)	0.26		(1.16)		1.21		2.50	(2.21)	1.35

Total from investment operations	0.40		(0.90)		1.20		2.35	(2.29)	1.43

Distributions to shareholders from net investment income	(0.15)		(0.25)		(0.93)		(1.42)	—	(0.17)

Distributions to shareholders from return of capital	—		—		—		—	—	(0.82)

Total distributions	(0.15)		(0.25)		(0.93)		(1.42)	—	(0.99)

Net asset value, end of period	$7.62		$7.37		$8.52		$8.25	$7.32	$9.61

Total return(b)	5.38%		(10.58)%		14.51%		32.04%	(23.77)%	15.54%

Net assets, end of period (in 000s)	$3,173		$3,496		$6,197		$3,125	$1,340	$2,271

Ratio of net expenses to average net assets	1.69	%(c)	1.69%		1.67%		1.67%	1.55%	1.59%

Ratio of total expenses to average net assets	1.77	%(c)	1.76%		1.70%		1.83%	2.03%	1.84%

Ratio of net investment income (loss) to average net assets	3.61	%(c)	3.25%		(0.05)%		(1.65)%	(1.12)%	0.81%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	83%	70%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the six months ended June 30, 2024 and fiscal year ended December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Institutional Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.20		$9.46		$9.04		$7.88	$10.28	$9.74

Net investment income (loss)(a)	0.20		0.38		0.11		(0.06)	(0.01)	0.09

Net realized and unrealized gain (loss)	0.30		(1.30)		1.32		2.71	(2.36)	1.56

Total from investment operations	0.50		(0.92)		1.43		2.65	(2.37)	1.65

Distributions to shareholders from net investment income	(0.19)		(0.34)		(1.01)		(1.49)	(0.03)	(0.19)

Distributions to shareholders from return of capital	—		—		—		—	—	(0.92)

Total distributions	(0.19)		(0.34)		(1.01)		(1.49)	(0.03)	(1.11)

Net asset value, end of period	$8.51		$8.20		$9.46		$9.04	$7.88	$10.28

Total return(b)	6.06%		(9.65)%		15.75%		33.52%	(22.96)%	16.77%

Net assets, end of period (in 000s)	$128,619		$253,289		$339,164		$206,782	$127,172	$156,673

Ratio of net expenses to average net assets	0.61	%(c)	0.61%		0.59%		0.59%	0.47%	0.50%

Ratio of total expenses to average net assets	0.68	%(c)	0.68%		0.62%		0.75%	0.96%	0.74%

Ratio of net investment income (loss) to average net assets	4.70	%(c)	4.36%		1.04%		(0.57)%	(0.10)%	0.81%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	83%	70%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the six months ended June 30, 2024 and fiscal year ended December 31, 2023 and December 31, 2022, respectively.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Investor Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.21		$9.47		$9.04		$7.89	$10.29	$9.75

Net investment income (loss)(a)	0.19		0.36		0.11		(0.07)	(0.01)	(0.04)

Net realized and unrealized gain (loss)	0.30		(1.29)		1.32		2.71	(2.37)	1.68

Total from investment operations	0.49		(0.93)		1.43		2.64	(2.38)	1.64

Distributions to shareholders from net investment income	(0.18)		(0.33)		(1.00)		(1.49)	(0.02)	(0.18)

Distributions to shareholders from return of capital	—		—		—		—	—	(0.92)

Total distributions	(0.18)		(0.33)		(1.00)		(1.49)	(0.02)	(1.10)

Net asset value, end of period	$8.52		$8.21		$9.47		$9.04	$7.89	$10.29

Total return(b)	6.00%		(9.78)%		15.79%		33.33%	(22.99)%	16.73%

Net assets, end of period (in 000s)	$13,127		$22,575		$115,918		$33,337	$3,115	$6,651

Ratio of net expenses to average net assets	0.69	%(c)	0.69%		0.67%		0.67%	0.55%	0.59%

Ratio of total expenses to average net assets	0.76	%(c)	0.75%		0.70%		0.81%	1.02%	0.83%

Ratio of net investment income (loss) to average net assets	4.61	%(c)	4.14%		1.01%		(0.66)%	(0.09)%	(0.36)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	83%	70%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the six months ended June 30, 2024 and fiscal year ended December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class R6 Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.22		$9.49		$9.06		$7.90	$10.30	$9.76

Net investment income (loss)(a)	0.20		0.38		0.12		(0.05)	(0.01)	0.38

Net realized and unrealized gain (loss)	0.30		(1.30)		1.32		2.70	(2.36)	1.27

Total from investment operations	0.50		(0.92)		1.44		2.65	(2.37)	1.65

Distributions to shareholders from net investment income	(0.19)		(0.35)		(1.01)		(1.49)	(0.03)	(0.19)

Distributions to shareholders from return of capital	—		—		—		—	—	(0.92)

Total distributions	(0.19)		(0.35)		(1.01)		(1.49)	(0.03)	(1.11)

Net asset value, end of period	$8.53		$8.22		$9.49		$9.06	$7.90	$10.30

Total return(b)	6.05%		(9.71)%		15.84%		33.44%	(22.92)%	16.87%

Net assets, end of period (in 000s)	$105,460		$117,106		$155,511		$94,836	$83,227	$85,170

Ratio of net expenses to average net assets	0.60	%(c)	0.60%		0.58%		0.58%	0.46%	0.49%

Ratio of total expenses to average net assets	0.68	%(c)	0.67%		0.61%		0.75%	0.96%	0.75%

Ratio of net investment income (loss) to average net assets	4.70	%(c)	4.36%		1.14%		(0.55)%	(0.09)%	3.52%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	83%	70%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the six months ended June 30, 2024 and fiscal year ended December 31, 2023 and December 31, 2022, respectively.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class R Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021	2020	2019

Per Share Data

Net asset value, beginning of period	$7.85		$9.07		$8.71		$7.64	$9.99	$9.50

Net investment income (loss)(a)	0.17		0.31		0.04		(0.11)	(0.05)	0.16

Net realized and unrealized gain (loss)	0.28		(1.24)		1.27		2.62	(2.29)	1.38

Total from investment operations	0.45		(0.93)		1.31		2.51	(2.34)	1.54

Distributions to shareholders from net investment income	(0.16)		(0.29)		(0.95)		(1.44)	(0.01)	(0.18)

Distributions to shareholders from return of capital	—		—		—		—	—	(0.87)

Total distributions	(0.16)		(0.29)		(0.95)		(1.44)	(0.01)	(1.05)

Net asset value, end of period	$8.14		$7.85		$9.07		$8.71	$7.64	$9.99

Total return(b)	5.78%		(10.19)%		15.07%		32.73%	(23.36)%	16.11%

Net assets, end of period (in 000s)	$2,237		$2,630		$4,208		$3,271	$1,903	$2,280

Ratio of net expenses to average net assets	1.19	%(c)	1.19%		1.17%		1.17%	1.05%	1.09%

Ratio of total expenses to average net assets	1.27	%(c)	1.26%		1.20%		1.33%	1.54%	1.34%

Ratio of net investment income (loss) to average net assets	4.11	%(c)	3.77%		0.33%		(1.15)%	(0.68)%	1.53%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	83%	70%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the six months ended June 30, 2024 and fiscal year ended December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class P Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.22		$9.49		$9.06		$7.90	$10.29	$9.76

Net investment income (loss)(a)	0.20		0.38		0.12		(0.06)	— (b)	(0.25)

Net realized and unrealized gain (loss)	0.30		(1.30)		1.32		2.71	(2.36)	1.89

Total from investment operations	0.50		(0.92)		1.44		2.65	(2.36)	1.64

Distributions to shareholders from net investment income	(0.19)		(0.35)		(1.01)		(1.49)	(0.03)	(0.19)

Distributions to shareholders from return of capital	—		—		—		—	—	(0.92)

Total distributions	(0.19)		(0.35)		(1.01)		(1.49)	(0.03)	(1.11)

Net asset value, end of period	$8.53		$8.22		$9.49		$9.06	$7.90	$10.29

Total return(c)	6.06%		(9.72)%		15.84%		33.46%	(22.84)%	16.73%

Net assets, end of period (in 000s)	$120,197		$163,164		$299,911		$139,858	$684	$977

Ratio of net expenses to average net assets	0.60	%(d)	0.60%		0.58%		0.58%	0.45%	0.48%

Ratio of total expenses to average net assets	0.68	%(d)	0.67%		0.61%		0.72%	0.94%	0.72%

Ratio of net investment income (loss) to average net assets	4.70	%(d)	4.34%		1.04%		(0.57)%	(0.04)%	(2.28)%

Portfolio turnover rate(e)	—	%(f)	—	%(f)	—	%(f)	83%	70%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	There were no long-term transactions for the six months ended June 30, 2024 and fiscal year ended December 31, 2023 and December 31, 2022, respectively.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements June 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Absolute Return Tracker Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Commodity Strategy Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares of the Absolute Return Tracker Fund are sold with a front-end sales charge of up to 5.50%. Class A Shares of the Commodity Strategy Fund are sold with a front-end sales charge of up to 4.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. Core Commodity Management, LLC (“Core Commodity” or the “Sub-Adviser”) serves as a sub-adviser to the Commodity Strategy Fund. GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Commodity Strategy Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for Absolute Return Tracker Fund and Commodity Strategy Fund — Cayman Commodity-ART, LLC., and Cayman Commodity-CSF, LTD., (each a “Subsidiary” and collectively, the “Subsidiaries”), Cayman Islands exempted companies, are currently wholly-owned subsidiaries of the Absolute Return Tracker and Commodity Strategy Funds, respectively. The Subsidiaries act as investment vehicles for the Funds to enable the Funds to gain exposure to certain types of commodity-linked derivative instruments. The Funds are the sole shareholders of the Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its respective Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

As of June 30, 2024, the Fund and Subsidiary net assets were as follows:

Fund	Fund Net Assets	Subsidiary Net Assets	% Represented by Subsidiary’s Net Assets

Goldman Sachs Absolute Return Tracker Fund	$4,199,412,735	$131,775,113	3.1%

Goldman Sachs Commodity Strategy Fund	394,566,307	87,290,324	22.1

B. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is

41

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Consolidated Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Absolute Return Tracker Fund	Annually	Annually

Commodity Strategy Fund	Semi-Annually	Annually

The Subsidiaries are classified as controlled foreign corporations under the Code. Therefore, the Funds are required to increase their taxable income by their share of their Subsidiaries’ income. Net losses of a Subsidiary cannot be deducted by the Funds in the current period nor carried forward to offset taxable income in future periods. Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Consolidated Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

42

GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or

43

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

44

GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

45

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2024:

ABSOLUTE RETURN TRACKER FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$217,742	$29,342,113	$—

Australia and Oceania	818,421	—	—

Europe	35,286,227	128,206,495	—

North America	959,846,419	313,156	—

Fixed Income

U.S. Treasury Obligations	99,137,991	—	—

Preferred Stocks	—	1,393,163	—

Securities Lending Reinvestment Vehicle	315,400	—	—

Exchange Traded Funds	869,817,766	—	—

Investment Company	1,889,053,538	—	—

Total	$3,854,493,504	$159,254,927	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$4,293,830	$—

Futures Contracts(b)	3,835,042	—	—

Total Return Swap Contracts(b)	—	755,601	—

Purchased Option Contracts	994,115	—	—

Total	$4,829,157	$5,049,431	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(1,156,269)	$—

Futures Contracts(b)	(5,699,883)	—	—

Credit Default Swap Contracts(b)	—	(1,347,207)	—

Total Return Swap Contracts(b)	—	(735,502)	—

Written Option Contracts	(336,886)	—	—

Total	$(6,036,769)	$(3,238,978)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

46

GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

COMMODITY STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$33,305,950	$—	$—

Short-term Investments	362,774,007	—	—

Total	$396,079,957	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$6,124,589	$—	$—

Liabilities(a)

Futures Contracts	$(11,904,767)	$—	$—

Total Return Swap Contracts	—	—	—

Total	$(11,904,767)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Absolute Return Tracker Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Commodity	Variation margin on futures contracts	$1,676,533	(a)	Variation margin on futures contracts	$(1,580,619	)(a)

Credit	—	—		Variation margin on swap contracts	(1,347,207	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	4,293,830		Payable for unrealized loss on forward foreign currency exchange contracts	(1,156,269)

Equity	Receivable for unrealized gain on swap contracts; Variation margin on futures contracts; Purchased options, at value	3,129,840	(a)	Payable for unrealized loss on swap contracts; Variation margin on futures contracts; Written options, at value	(3,509,244	)(a)(b)

Interest rate	Variation margin on futures contracts	778,385	(a)	Variation margin on futures contracts	(1,682,408	)(a)

Total		$9,878,588			$(9,275,747)

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Commodity Strategy Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Commodity	Variation margin on futures contracts	$6,124,589	(a)	Variation margin on futures contracts	$(11,904,767	)(a)

(a)

Includes unrealized gain (loss) on futures and centrally cleared swaps described in the Additional Investment Information sections of the the Consolidated Schedule of Investments. Only the variation margin as of June 30, 2024, is reported within the Consolidated Statement of Assets and Liabilities.

(b)

Aggregate of amounts include $735,502 for Absolute Return Tracker Fund and $0 for the Commodity Strategy Fund, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statements of Operations:

Absolute Return Tracker Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts /Net change in unrealized gain (loss) on futures contracts	$(2,240,100)	$ 318,345

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	10,257,100	(7,444,750)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	2,239,203	4,035,633

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	22,779,379	(7,555,781)

Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(12,697,112)	(6,102,560)

Total		$ 20,338,470	$(16,749,113)

Commodity Strategy Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	$ 24,841,479	$(11,270,820)

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GOLDMAN SACHS ALTERNATIVE FUNDS II

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended June 30, 2024, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options

Absolute Return Tracker Fund	17,793	$422,114,265	$1,108,230,593	551,720	20,967

Commodity Strategy Fund	7,391	—	437,238,852	—	—

(a)

Amounts disclosed represent the average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of the volume for this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^(a)

Absolute Return Tracker Fund	0.70%	0.63%	0.60%	0.59%	0.53%	0.63%	0.55%

Commodity Strategy Fund	0.50	0.50	0.45	0.43	0.42	0.50	0.41

^

Effective Net Management Rate includes of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreement (as defined below) after waivers.

GSAM also provides management services to the Subsidiaries pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of each Subsidiary’s average daily net assets. In consideration of the Subsidiaries’ management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of each Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by each Subsidiary under the Subsidiary Agreement. For the six months ended June 30, 2024, GSAM waived $274,436 and $216,516 of each Fund’s management fee for the Absolute Return Tracker and Commodity Strategy Funds, respectively.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended June 30, 2024, the management fee waived by GSAM was for each Fund as follows:

Fund	Management Fee Waived

Absolute Return Tracker Fund	$1,786,766

Commodity Strategy Fund	231,171

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A, Class C and Class R Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A , Class C or Class R Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2024, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Absolute Return Tracker Fund	$2,635	$ —

Commodity Strategy Fund	1,384	305

D. Service Plan — The Trust, on behalf of each Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Absolute Return Tracker Fund; 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Commodity Strategy Fund; 0.03% of the average daily net assets of Class R6 and P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Absolute Return Tracker and Commodity Strategy Funds are 0.014% and 0.074%, respectively. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are

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GOLDMAN SACHS ALTERNATIVE FUNDS II

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

received irrespective of the application of the “Other Expense” limitations described above. The Subsidiaries also pay certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit each Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Absolute Return Tracker and Commodity Strategy Funds.

For the six months ended June 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Absolute Return Tracker Fund	$1,786,766	$1,713	$461,591	$2,250,070

Commodity Strategy Fund	231,171	161	165,896	397,228

G. Line of Credit Facility — As of June 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the six months ended June 30, 2024, Goldman Sachs earned $136,102 and $0 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Absolute Return Tracker and Commodity Strategy Funds, respectively.

The table below shows the transactions in and earnings from investments in the Underlying Fund for the six months ended June 30, 2024:

Fund	Underlying Fund	Beginning Value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Absolute Return Tracker Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$2,258,293,269	$654,956,470	$(1,024,196,201)	$1,889,053,538	1,889,053,538	$52,239,599

Commodity Strategy Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	62,859,778	424,539,154	(454,092,982)	33,305,950	33,305,950	1,010,449

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2024, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Absolute Return Tracker Fund	$1,413,273,517	$1,212,086,109

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS (continued)

For the six months ended June 30, 2024, there were no purchases and proceeds from sales and maturities of long-term securities for the Commodity Strategy Fund.

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2024, are disclosed as “Payable upon return of securities loaned” on the Consolidated Statements of Assets and Liabilities, where applicable.

Both the Absolute Return Tracker Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended June 30, 2024, are reported under Investment Income on the Consolidated Statements of Operations.

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7. SECURITIES LENDING (continued)

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended June 30, 2024

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2024

Absolute Return Tracker Fund	$2,649	$23,845	$—

The following table provides information about the Absolute Return Tracker Fund’s investments in the Government Money Market Fund for the six months ended June 30, 2024:

Fund	Beginning Value as of December 31, 2023	Purchases at cost	Proceeds from Sales	Ending Value as of June 30, 2024	Shares as of June 30, 2024

Absolute Return Tracker Fund	$6,169,850	$94,417,957	$(100,272,407)	$315,400	315,400

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2023, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Absolute Return Tracker Fund	Commodity Strategy Fund

Capital loss carryforwards:

Perpetual Short-Term	$ —	$ (3,117,204)

Perpetual Long-Term	(170,387,264)	(18,256,290)

Total capital loss carryforwards	(170,387,264)	(21,373,494)

Timing differences (Qualified Late Year Loss Deferral, Real Estate Investment Trusts and Straddle Loss Deferral)	$ (65,675,432)	$ —

As of June 30, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Absolute Return Tracker Fund	Commodity Strategy Fund

Tax Cost	$3,862,263,122	$334,250,682

Gross unrealized gain	223,379,905	61,841,556

Gross unrealized loss	(71,894,596)	(12,281)

Net unrealized gain	$ 151,485,309	$ 61,829,275

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures, options and foreign currency contracts and differences in the tax treatment of underlying fund investments, and differences in the tax treatment of passive foreign investment company investments and swap transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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Consolidated Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiaries enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiaries’, and therefore the Funds’, share values to fluctuate.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations

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9. OTHER RISKS (continued)

will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Subsidiary Risk — The Subsidiaries are not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and are not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in the Prospectus and the SAI and could adversely affect the Funds.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

9. OTHER RISKS (continued)

Tax Risk — The Funds seek to gain exposure to the commodity markets through investments in the Subsidiaries. The tax treatment of the Funds’ investments in the Subsidiaries could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”), or otherwise affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Funds may fail to qualify as regulated investment companies (“RIC”) under Subchapter M of the Code if over 10% of their gross income was derived from these investments. If the Funds failed to qualify as RICs, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Absolute Return Tracker Fund

	For the Six Months Ended
	June 30, 2024		For the Fiscal Year Ended
	(Unaudited)		December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,137,516	$10,423,613	2,049,549	$18,051,268

Reinvestment of distributions	—	—	106,801	962,277

Shares redeemed	(1,475,994)	(13,653,237)	(2,320,420)	(20,360,649)

	(338,478)	(3,229,624)	(164,070)	(1,347,104)

Class C Shares

Shares sold	107,562	888,282	95,680	757,414

Reinvestment of distributions	—	—	8,896	71,432

Shares redeemed	(98,292)	(804,293)	(290,494)	(2,276,829)

	9,270	83,989	(185,918)	(1,447,983)

Institutional Shares

Shares sold	38,713,430	372,411,753	116,285,014	1,068,401,813

Reinvestment of distributions	—	—	5,519,958	51,998,005

Shares redeemed	(62,415,218)	(604,673,335)	(170,799,170)	(1,557,310,885)

	(23,701,788)	(232,261,582)	(48,994,198)	(436,911,067)

Investor Shares

Shares sold	18,164,133	172,335,759	48,997,761	449,038,182

Reinvestment of distributions	—	—	1,641,688	15,234,863

Shares redeemed	(8,914,309)	(84,611,311)	(16,813,582)	(152,229,647)

	9,249,824	87,724,448	33,825,867	312,043,398

Class R6 Shares

Shares sold	14,341,266	138,055,847	76,667,470	701,252,558

Reinvestment of distributions	—	—	152,791	1,437,768

Shares redeemed	(11,219,928)	(107,141,387)	(18,723,424)	(172,560,682)

	3,121,338	30,914,460	58,096,837	530,129,644

Class R Shares

Shares sold	8,142	72,328	26,265	221,811

Reinvestment of distributions	—	—	1,977	17,140

Shares redeemed	(22,232)	(197,111)	(122,017)	(1,013,977)

	(14,090)	(124,783)	(93,775)	(775,026)

Class P Shares

Shares sold	1,990,224	19,211,529	1,433,979	13,169,647

Reinvestment of distributions	—	—	620,327	5,843,481

Shares redeemed	(3,153,115)	(30,219,165)	(4,157,723)	(38,390,824)

	(1,162,891)	(11,007,636)	(2,103,417)	(19,377,696)

NET INCREASE (DECREASE)	(12,836,815)	$(127,900,728)	40,381,326	$382,314,166

57

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Commodity Strategy Fund

	For the Six Months Ended
	June 30, 2024		For the Fiscal Year Ended
	(Unaudited)		December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	194,803	$1,614,367	650,451	$5,599,609

Reinvestment of distributions	49,027	410,360	101,113	817,553

Shares redeemed	(402,315)	(3,325,412)	(1,788,262)	(15,258,547)

	(158,485)	(1,300,685)	(1,036,698)	(8,841,385)

Class C Shares

Shares sold	37,757	280,425	51,430	402,643

Reinvestment of distributions	7,788	59,497	18,011	133,093

Shares redeemed	(103,883)	(786,447)	(321,974)	(2,497,546)

	(58,338)	(446,525)	(252,533)	(1,961,810)

Institutional Shares

Shares sold	3,760,139	30,838,824	8,203,299	71,648,812

Reinvestment of distributions	290,283	2,473,214	1,241,693	10,207,259

Shares redeemed	(19,827,636)	(163,309,595)	(14,391,516)	(125,621,221)

	(15,777,214)	(129,997,557)	(4,946,524)	(43,765,150)

Investor Shares

Shares sold	197,884	1,641,051	2,044,992	18,287,224

Reinvestment of distributions	32,361	276,361	160,144	1,318,151

Shares redeemed	(1,439,120)	(12,052,094)	(11,697,981)	(102,352,695)

	(1,208,875)	(10,134,682)	(9,492,845)	(82,747,320)

Class R6 Shares

Shares sold	834,322	7,088,094	4,224,956	37,604,758

Reinvestment of distributions	170,122	1,454,541	362,084	2,985,553

Shares redeemed	(2,886,633)	(24,615,013)	(6,733,691)	(58,758,633)

	(1,882,189)	(16,072,378)	(2,146,651)	(18,168,322)

Class R Shares

Shares sold	26,181	213,508	127,407	1,063,713

Reinvestment of distributions	5,407	44,063	13,311	104,751

Shares redeemed	(91,688)	(744,489)	(269,602)	(2,281,917)

	(60,100)	(486,918)	(128,884)	(1,113,453)

Class P Shares

Shares sold	865,225	7,245,425	8,476,534	77,306,996

Reinvestment of distributions	305,201	2,606,413	1,072,567	8,841,293

Shares redeemed	(6,929,075)	(57,086,150)	(21,312,615)	(184,016,512)

	(5,758,649)	(47,234,312)	(11,763,514)	(97,868,223)

NET DECREASE	(24,903,850)	$(205,673,057)	(29,767,649)	$(254,465,663)

58

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited)

Background

The Goldman Sachs Absolute Return Tracker Fund and Goldman Sachs Commodity Strategy Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”). At the Annual Meeting, the Board also considered the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) between the Investment Adviser and CoreCommodity Management, LLC (the “Sub-Adviser”) on behalf of the Commodity Strategy Fund.

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates and the Sub-Adviser, including, as applicable, information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and the Sub-Adviser and the Sub-Adviser’s portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Agreements and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider; and
(ii)	the Fund’s expense trends over time;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

59

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, (with respect to the Absolute Return Tracker Fund) securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; information on the Sub-Adviser’s compensation arrangements; and the number and types of accounts managed by the portfolio managers;

(m)

the nature and quality of the services provided to the Fund by its unaffiliated service providers (as well as the Sub-Adviser), and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(n)

the Investment Adviser’s and Sub-Adviser’s processes and policies addressing various types of potential conflicts of interest; their approaches to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Funds and the respective services of the Investment Adviser and its affiliates, and the Sub-Adviser, as applicable. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. In addition, the Trustees periodically received written materials and oral presentations from the Sub-Adviser. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. The Trustees reviewed a written response prepared by the Sub-Adviser to a similar request for information submitted to the Sub-Adviser by the Investment Adviser. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates (including, with respect to the Commodity Strategy Fund, the Investment Adviser’s oversight of the Sub-Adviser). The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s and the Sub-Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates. In addition, the Trustees reviewed the Sub-Adviser oversight process that the Investment Adviser had employed, which included areas such as investment analytics, risk management and compliance.

60

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. For the Absolute Return Tracker Fund, they noted the efforts of the Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

The Trustees observed that the Absolute Return Tracker Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s U.S. Treasury-based benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They also noted that the Absolute Return Tracker Fund had experienced a benchmark index change and certain portfolio management changes in 2022.

The Trustees considered that the Commodity Strategy Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods, and in the fourth quartile for the five- and ten-year periods, and had outperformed the Fund’s benchmark index for the one- and three-year periods and underperformed for the five- and ten-year periods ended March 31, 2024. They noted that the Sub-Adviser began sub-advising the Commodity Strategy Fund at the beginning of 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder and, with respect to the Commodity Strategy Fund, the fee rate payable by the Investment Adviser under the sub-advisory agreement with the Sub-Adviser. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. With respect to each Fund, the Trustees noted that the Investment Adviser had agreed to waive a portion of its management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to the Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on

61

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Absolute Return Tracker Fund	Commodity Strategy Fund

First $1 billion	0.70%	—
Next $1 billion	0.63	—
First $2 billion	—	0.50%
Next $3 billion	0.60	0.45
Next $3 billion	0.59	0.43
Over $8 billion	0.53	0.42

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Absolute Return Tracker Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) with respect to the Absolute Return Tracker Fund, fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Absolute Return Tracker Fund’s cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers (including the Sub-Adviser) may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

62

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Absolute Return Tracker Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Fund in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

Sub-Advisory Agreement with CoreCommodity Management, LLC

Nature, Extent, and Quality of the Services Provided Under the Sub-Advisory Agreement

In evaluating the Sub-Advisory Agreement, the Trustees relied upon materials furnished and presentations made by the Investment Adviser and Sub-Adviser. In evaluating the nature, extent, and quality of services provided by the Sub-Adviser, the Trustees considered information on the services provided to the Fund by the Sub-Adviser, including information about the Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing the Fund and other funds and/or accounts with investment strategies similar to those employed on behalf of the Fund; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, they also considered assessments provided by the Investment Adviser of the Sub-Adviser, the Sub-Adviser’s investment strategies and personnel, and its compliance program. The Trustees also considered information regarding the Sub-Adviser’s business continuity planning and remote operations capabilities.

Costs of Services Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement, including the schedule of fees payable to the Sub-Adviser. They considered the breakpoints in the sub-advisory fee rate payable under the Sub-Advisory Agreement. The Trustees noted that the compensation paid to the Sub-Adviser is paid by the Investment Adviser, not by the Fund. They also considered the expense limitations that substantially reduce the fees retained by the Investment Adviser, and that the retention of the Sub-Adviser does not directly increase the fees incurred by the Fund for advisory services. They considered the Investment Adviser’s belief that the relationship between the management fees paid by the Fund and the sub-advisory fees paid by the Investment Adviser is appropriate given the level of services the Investment Adviser provides to the Fund and significant differences in cost drivers and risks associated with the respective services offered by the Investment Adviser and the Sub-Adviser.

63

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Sub-Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees paid by the Investment Adviser to the Sub-Adviser were reasonable in light of the factors considered, and that the Sub-Advisory Agreement should be approved and continued until June 30, 2025.

64

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener PaulC.Wirth OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 © 2024 Goldman Sachs. All rights reserved. SELSAT2SAR-24

Goldman Sachs Funds
Semi-Annual Financial Statements June 30, 2024
Goldman Sachs Dynamic Global Equity Fund

Goldman Sachs Dynamic Global Equity Fund

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds – 91.2%

Equity(a) – 30.2%
917,229	Goldman Sachs Large Cap Growth Insights Fund — Class R6	$31,332,551
1,148,488	Goldman Sachs Large Cap Value Insights Fund — Class R6	27,908,246
1,493,880	Goldman Sachs International Equity Insights Fund — Class R6	22,467,961
1,038,845	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	9,287,271
393,217	Goldman Sachs Global Infrastructure Fund — Class R6	4,828,709
511,933	Goldman Sachs Global Real Estate Securities Fund — Class R6	4,714,903
155,048	Goldman Sachs Small Cap Equity Insights Fund — Class R6	4,355,296
219,240	Goldman Sachs International Small Cap Insights Fund — Class R6	2,806,269

		107,701,206

Exchange Traded Funds – 61.0%
829,435	Goldman Sachs MarketBeta U.S. Equity ETF(a)	62,008,561
539,702	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	57,721,129
775,840	Goldman Sachs MarketBeta International Equity ETF(a)	43,408,248
628,212	Goldman Sachs ActiveBeta International Equity ETF(a)	21,139,334
422,500	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	18,999,529
287,920	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	9,406,346

Shares	Description	Value

Underlying Funds – (continued)

Exchange Traded Funds – (continued)
20,963	Industrial Select Sector SPDR Fund	$2,554,761
117,830	Invesco Optimum Yield Diversified
	Commodity Strategy No. K-1 ETF	1,655,511
10,765	Energy Select Sector SPDR Fund	981,230

		217,874,649

TOTAL UNDERLYING FUNDS – 91.2% (Cost $252,009,678)		$325,575,855

Shares	Dividend Rate	Value

Investment Company(a) – 4.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
14,499,622	5.213%	$14,499,622
(Cost $14,499,622)

TOTAL INVESTMENTS – 95.3% (Cost $266,509,300)		$340,075,477

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.7%		16,694,688

NET ASSETS – 100.0%		$356,770,165

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,275,096	CHF	1,130,000	09/18/24	$ 5,236
	USD	488,139	DKK	3,350,000	09/18/24	4,843
	USD	5,570,026	EUR	5,130,000	09/18/24	54,917
	USD	2,991,983	GBP	2,350,000	09/18/24	19,602
	USD	53,413	ILS	200,000	09/18/24	276
	USD	4,149,393	JPY	640,000,000	09/18/24	122,918
	USD	24,446	NZD	40,000	09/18/24	83
	USD	429,071	SEK	4,500,000	09/18/24	2,768
	USD	156,177	SGD	210,000	09/18/24	727

TOTAL						$211,370

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	990,451	AUD	1,500,000	09/18/24	$(12,259)
	USD	237,435	HKD	1,850,000	09/19/24	(2)
	USD	84,272	NOK	900,000	09/18/24	(188)

TOTAL						$(12,449)

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	11	09/20/24	$ 580,305	$ 1,103
S&P 500 E-Mini Index	204	09/20/24	56,319,300	(130,798)
S&P Toronto Stock Exchange 60 Index	40	09/19/24	7,663,463	75,485
TOPIX Futures	8	09/12/24	1,397,476	16,094

TOTAL FUTURES CONTRACTS				$ (38,116)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$ 12.801	09/18/2024	672,000	$ 672,000	$ 1,367	$ 6,600	$ (5,233)
Call CHF/Put NOK	MS & Co. Int. PLC	12.694	09/18/2024	699,000	699,000	1,907	4,808	(2,901)
Call CHF/Put NOK	MS & Co. Int. PLC	13.155	12/18/2024	542,000	542,000	2,955	6,606	(3,651)
Call CHF/Put NOK	MS & Co. Int. PLC	13.062	12/18/2024	537,000	537,000	3,376	5,225	(1,849)
Call CHF/Put NOK	MS & Co. Int. PLC	13.481	03/19/2025	469,000	469,000	3,786	6,749	(2,963)
Call CHF/Put NOK	MS & Co. Int. PLC	13.391	03/19/2025	456,000	456,000	4,072	5,612	(1,540)
Call CHF/Put NOK	MS & Co. Int. PLC	13.801	06/18/2025	416,000	416,000	4,269	6,689	(2,420)
Call CHF/Put NOK	MS & Co. Int. PLC	13.705	06/18/2025	400,000	400,000	4,469	5,734	(1,265)
Call CHF/Put SEK	MS & Co. Int. PLC	12.654	09/18/2024	750,000	750,000	1,365	6,947	(5,582)
Call CHF/Put SEK	MS & Co. Int. PLC	12.634	09/18/2024	746,000	746,000	1,446	4,581	(3,135)
Call CHF/Put SEK	MS & Co. Int. PLC	12.939	12/18/2024	607,000	607,000	3,083	6,999	(3,916)
Call CHF/Put SEK	MS & Co. Int. PLC	12.935	12/18/2024	579,000	579,000	2,963	4,887	(1,924)
Call CHF/Put SEK	MS & Co. Int. PLC	13.189	03/19/2025	529,000	529,000	3,898	6,975	(3,077)
Call CHF/Put SEK	MS & Co. Int. PLC	13.189	03/19/2025	496,000	496,000	3,651	5,221	(1,570)
Call CHF/Put SEK	MS & Co. Int. PLC	13.432	06/18/2025	473,000	473,000	4,414	6,760	(2,346)
Call CHF/Put SEK	MS & Co. Int. PLC	13.433	06/18/2025	440,000	440,000	4,102	5,353	(1,251)
Call JPY/Put KRW	MS & Co. Int. PLC	9.722	09/13/2024	76,636,000	76,636,000	321	4,582	(4,261)
Call JPY/Put KRW	MS & Co. Int. PLC	9.422	09/13/2024	77,579,000	77,579,000	791	3,779	(2,988)
Call JPY/Put KRW	MS & Co. Int. PLC	10.004	12/18/2024	60,173,000	60,173,000	1,129	4,268	(3,139)
Call JPY/Put KRW	MS & Co. Int. PLC	9.713	12/18/2024	58,575,000	58,575,000	1,756	3,727	(1,971)
Call JPY/Put KRW	MS & Co. Int. PLC	10.249	03/19/2025	51,940,000	51,940,000	1,574	4,320	(2,746)
Call JPY/Put KRW	MS & Co. Int. PLC	9.959	03/19/2025	49,745,000	49,745,000	2,147	3,767	(1,620)
Call JPY/Put KRW	MS & Co. Int. PLC	10.465	06/18/2025	46,595,000	46,595,000	1,922	4,260	(2,338)
Call JPY/Put KRW	MS & Co. Int. PLC	10.177	06/18/2025	44,112,000	44,112,000	2,431	3,806	(1,375)

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put CAD	MS & Co. Int. PLC	$ 1.420	09/18/2024	1,936,000	$ 1,936,000	$ 2,025	$ 10,609	$ (8,584)
Call USD/Put CAD	MS & Co. Int. PLC	1.405	09/18/2024	2,008,000	2,008,000	3,948	7,675	(3,727)
Call USD/Put CAD	MS & Co. Int. PLC	1.435	12/18/2024	1,479,000	1,479,000	4,109	10,146	(6,037)
Call USD/Put CAD	MS & Co. Int. PLC	1.421	12/18/2024	1,444,000	1,444,000	5,519	7,571	(2,052)
Call USD/Put CAD	MS & Co. Int. PLC	1.443	03/19/2025	1,302,000	1,302,000	5,411	10,325	(4,914)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	03/19/2025	1,233,000	1,233,000	6,347	8,010	(1,663)
Call USD/Put CAD	MS & Co. Int. PLC	1.452	06/18/2025	1,170,000	1,170,000	6,180	10,085	(3,905)
Call USD/Put CAD	MS & Co. Int. PLC	1.441	06/18/2025	1,093,000	1,093,000	6,796	8,141	(1,345)
Call USD/Put CLP	MS & Co. Int. PLC	1,077.290	09/17/2024	526,000	526,000	823	6,517	(5,694)
Call USD/Put CLP	MS & Co. Int. PLC	1,003.930	09/17/2024	534,000	534,000	3,962	5,744	(1,782)
Call USD/Put CLP	MS & Co. Int. PLC	1,109.790	12/18/2024	430,000	430,000	1,843	6,602	(4,759)
Call USD/Put CLP	MS & Co. Int. PLC	1,034.510	12/18/2024	423,000	423,000	4,774	5,942	(1,168)
Call USD/Put CLP	MS & Co. Int. PLC	1,136.330	03/19/2025	381,000	381,000	2,541	6,933	(4,392)
Call USD/Put CLP	MS & Co. Int. PLC	1,059.000	03/19/2025	368,000	368,000	5,183	6,154	(971)
Call USD/Put CLP	MS & Co. Int. PLC	1,162.170	06/18/2025	346,000	346,000	3,020	6,957	(3,937)
Call USD/Put CLP	MS & Co. Int. PLC	1,082.190	06/18/2025	332,000	332,000	5,436	6,368	(932)
Call USD/Put KRW	MS & Co. Int. PLC	1,444.280	09/13/2024	617,000	617,000	1,418	4,893	(3,475)
Call USD/Put KRW	MS & Co. Int. PLC	1,426.720	09/13/2024	590,000	590,000	2,137	3,965	(1,828)
Call USD/Put KRW	MS & Co. Int. PLC	1,464.640	12/18/2024	474,000	474,000	2,721	4,631	(1,910)
Call USD/Put KRW	MS & Co. Int. PLC	1,448.360	12/18/2024	443,000	443,000	3,200	4,001	(801)
Call USD/Put KRW	MS & Co. Int. PLC	1,477.240	03/19/2025	413,000	413,000	3,183	4,630	(1,447)
Call USD/Put KRW	MS & Co. Int. PLC	1,461.240	03/19/2025	384,000	384,000	3,515	4,036	(521)
Call USD/Put KRW	MS & Co. Int. PLC	1,489.980	06/18/2025	369,000	369,000	3,431	4,484	(1,053)
Call USD/Put KRW	MS & Co. Int. PLC	1,474.260	06/18/2025	341,000	341,000	3,641	3,997	(356)
Call USD/Put MXN	MS & Co. Int. PLC	18.365	09/18/2024	684,000	684,000	20,579	6,763	13,816
Call USD/Put MXN	MS & Co. Int. PLC	18.377	09/18/2024	629,000	629,000	18,734	5,178	13,556
Call USD/Put MXN	MS & Co. Int. PLC	19.143	12/18/2024	524,000	524,000	16,905	6,591	10,314
Call USD/Put MXN	MS & Co. Int. PLC	19.216	12/18/2024	470,000	470,000	14,586	5,352	9,234
Call USD/Put MXN	MS & Co. Int. PLC	19.768	03/19/2025	462,000	462,000	15,528	6,598	8,930
Call USD/Put MXN	MS & Co. Int. PLC	19.889	03/19/2025	409,000	409,000	13,058	5,651	7,407
Call USD/Put MXN	MS & Co. Int. PLC	20.387	06/18/2025	418,000	418,000	14,704	6,619	8,085
Call USD/Put MXN	MS & Co. Int. PLC	20.554	06/18/2025	368,000	368,000	12,199	5,780	6,419
Call USD/Put NOK	MS & Co. Int. PLC	11.603	09/18/2024	248,000	248,000	493	2,510	(2,017)
Call USD/Put NOK	MS & Co. Int. PLC	11.440	09/18/2024	257,000	257,000	760	1,837	(1,077)
Call USD/Put NOK	MS & Co. Int. PLC	11.862	12/18/2024	193,000	193,000	1,030	2,406	(1,376)
Call USD/Put NOK	MS & Co. Int. PLC	11.704	12/18/2024	192,000	192,000	1,272	1,909	(637)
Call USD/Put NOK	MS & Co. Int. PLC	12.073	03/19/2025	167,000	167,000	1,322	2,364	(1,042)
Call USD/Put NOK	MS & Co. Int. PLC	11.918	03/19/2025	162,000	162,000	1,501	1,967	(466)
Call USD/Put NOK	MS & Co. Int. PLC	12.269	06/18/2025	149,000	149,000	1,500	2,329	(829)
Call USD/Put NOK	MS & Co. Int. PLC	12.114	06/18/2025	143,000	143,000	1,636	1,998	(362)
Call USD/Put SEK	MS & Co. Int. PLC	11.506	09/18/2024	776,000	776,000	1,409	7,744	(6,335)
Call USD/Put SEK	MS & Co. Int. PLC	11.415	09/18/2024	779,000	779,000	1,786	5,423	(3,637)
Call USD/Put SEK	MS & Co. Int. PLC	11.710	12/18/2024	612,000	612,000	3,040	7,424	(4,384)
Call USD/Put SEK	MS & Co. Int. PLC	11.628	12/18/2024	590,000	590,000	3,298	5,549	(2,251)
Call USD/Put SEK	MS & Co. Int. PLC	11.853	03/19/2025	534,000	534,000	3,958	7,353	(3,395)
Call USD/Put SEK	MS & Co. Int. PLC	11.779	03/19/2025	504,000	504,000	4,045	5,701	(1,656)
Call USD/Put SEK	MS & Co. Int. PLC	11.992	06/18/2025	478,000	478,000	4,491	7,161	(2,670)
Call USD/Put SEK	MS & Co. Int. PLC	11.919	06/18/2025	448,000	448,000	4,488	5,757	(1,269)

				502,998,000	$502,998,000	$316,679	$404,635	$ (87,956)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	91.990	09/18/2024	1,809,000	1,809,000	950	12,158	(11,208)

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put AUD/Call JPY	MS & Co. Int. PLC	$ 95.675	09/18/2024	1,784,000	$ 1,784,000	$ 1,996	$ 9,453	$ (7,457)
Put AUD/Call JPY	MS & Co. Int. PLC	89.340	12/18/2024	1,384,000	1,384,000	2,526	11,968	(9,442)
Put AUD/Call JPY	MS & Co. Int. PLC	92.694	12/18/2024	1,303,000	1,303,000	3,680	9,452	(5,772)
Put AUD/Call JPY	MS & Co. Int. PLC	87.080	03/19/2025	1,170,000	1,170,000	3,485	11,836	(8,351)
Put AUD/Call JPY	MS & Co. Int. PLC	90.175	03/19/2025	1,077,000	1,077,000	4,521	9,634	(5,113)
Put AUD/Call JPY	MS & Co. Int. PLC	85.260	06/18/2025	1,042,000	1,042,000	4,398	12,139	(7,741)
Put AUD/Call JPY	MS & Co. Int. PLC	88.108	06/18/2025	941,000	941,000	5,261	9,796	(4,535)
Put AUD/Call USD	MS & Co. Int. PLC	0.618	09/18/2024	875,000	875,000	707	4,804	(4,097)
Put AUD/Call USD	MS & Co. Int. PLC	0.631	09/18/2024	856,000	856,000	1,377	4,095	(2,718)
Put AUD/Call USD	MS & Co. Int. PLC	0.609	12/18/2024	660,000	660,000	1,609	4,670	(3,061)
Put AUD/Call USD	MS & Co. Int. PLC	0.621	12/18/2024	622,000	622,000	2,226	4,023	(1,797)
Put AUD/Call USD	MS & Co. Int. PLC	0.603	03/19/2025	561,000	561,000	2,130	4,638	(2,508)
Put AUD/Call USD	MS & Co. Int. PLC	0.614	03/19/2025	519,000	519,000	2,590	4,001	(1,411)
Put AUD/Call USD	MS & Co. Int. PLC	0.598	06/18/2025	496,000	496,000	2,509	4,583	(2,074)
Put AUD/Call USD	MS & Co. Int. PLC	0.607	06/18/2025	453,000	453,000	2,815	3,995	(1,180)
Put CAD/Call JPY	MS & Co. Int. PLC	103.370	09/18/2024	1,061,000	1,061,000	591	7,243	(6,652)
Put CAD/Call JPY	MS & Co. Int. PLC	106.830	09/18/2024	1,103,000	1,103,000	1,400	5,593	(4,193)
Put CAD/Call JPY	MS & Co. Int. PLC	100.580	12/18/2024	824,000	824,000	1,591	6,862	(5,271)
Put CAD/Call JPY	MS & Co. Int. PLC	103.800	12/18/2024	813,000	813,000	2,571	5,658	(3,087)
Put CAD/Call JPY	MS & Co. Int. PLC	98.300	03/19/2025	712,000	712,000	2,246	6,958	(4,712)
Put CAD/Call JPY	MS & Co. Int. PLC	101.330	03/19/2025	682,000	682,000	3,149	5,805	(2,656)
Put CAD/Call JPY	MS & Co. Int. PLC	96.390	06/18/2025	638,000	638,000	2,825	7,146	(4,321)
Put CAD/Call JPY	MS & Co. Int. PLC	99.300	06/18/2025	602,000	602,000	3,651	6,100	(2,449)
Put NZD/Call JPY	MS & Co. Int. PLC	84.020	09/18/2024	1,572,000	1,572,000	735	9,261	(8,526)
Put NZD/Call JPY	MS & Co. Int. PLC	86.860	09/18/2024	1,578,000	1,578,000	1,467	7,871	(6,404)
Put NZD/Call JPY	MS & Co. Int. PLC	81.440	12/18/2024	1,208,000	1,208,000	2,023	9,277	(7,254)
Put NZD/Call JPY	MS & Co. Int. PLC	84.042	12/18/2024	1,160,000	1,160,000	2,867	7,865	(4,998)
Put NZD/Call JPY	MS & Co. Int. PLC	79.260	03/19/2025	1,027,000	1,027,000	2,809	9,421	(6,612)
Put NZD/Call JPY	MS & Co. Int. PLC	81.672	03/19/2025	962,000	962,000	3,567	7,935	(4,368)
Put NZD/Call JPY	MS & Co. Int. PLC	77.490	06/18/2025	915,000	915,000	3,545	9,663	(6,118)
Put NZD/Call JPY	MS & Co. Int. PLC	79.724	06/18/2025	838,000	838,000	4,163	8,077	(3,914)
Put NZD/Call USD	MS & Co. Int. PLC	0.564	09/18/2024	952,000	952,000	757	4,984	(4,227)
Put NZD/Call USD	MS & Co. Int. PLC	0.573	09/18/2024	938,000	938,000	1,266	4,210	(2,944)
Put NZD/Call USD	MS & Co. Int. PLC	0.555	12/18/2024	720,000	720,000	1,670	4,811	(3,141)
Put NZD/Call USD	MS & Co. Int. PLC	0.563	12/18/2024	683,000	683,000	2,112	4,032	(1,920)
Put NZD/Call USD	MS & Co. Int. PLC	0.549	03/19/2025	615,000	615,000	2,207	4,730	(2,523)
Put NZD/Call USD	MS & Co. Int. PLC	0.556	03/19/2025	573,000	573,000	2,515	4,044	(1,529)
Put NZD/Call USD	MS & Co. Int. PLC	0.543	06/18/2025	544,000	544,000	2,575	4,768	(2,193)
Put NZD/Call USD	MS & Co. Int. PLC	0.549	06/18/2025	499,000	499,000	2,745	4,032	(1,287)

				36,771,000	$ 36,771,000	$ 97,827	$277,591	$(179,764)

Total purchased option contracts				539,769,000	$539,769,000	$414,506	$682,226	$(267,720)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,560.000	07/01/2024	(8)	$ (4,448,000)	$ (20)	$ (3,928)	$ 3,908

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$5,500.000	07/03/2024	(6)	$ (3,300,000)	$ (5,130)	$ (6,652)	$ 1,522
S&P 500 Index	5,565.000	07/03/2024	(8)	(4,452,000)	(200)	(1,987)	1,787
S&P 500 Index	5,550.000	07/10/2024	(6)	(3,330,000)	(4,890)	(12,881)	7,991
S&P 500 Index	5,700.000	07/17/2024	(6)	(3,420,000)	(630)	(4,398)	3,768
S&P 500 Index	5,650.000	07/24/2024	(6)	(3,390,000)	(3,840)	(5,646)	1,806
S&P 500 Index	5,470.000	07/31/2024	(1)	(547,000)	(8,090)	(4,689)	(3,401)
S&P 500 Index	5,475.000	07/31/2024	(1)	(547,500)	(7,760)	(4,756)	(3,004)
S&P 500 Index	5,490.000	07/31/2024	(1)	(549,000)	(6,890)	(2,709)	(4,181)
S&P 500 Index	5,525.000	07/31/2024	(1)	(552,500)	(5,060)	(3,419)	(1,641)

			(44)	$(24,536,000)	$(42,510)	$ (51,065)	$ 8,555

Puts
S&P 500 Index	5,390.000	07/01/2024	(16)	(8,624,000)	(840)	(9,410)	8,570
S&P 500 Index	5,240.000	07/03/2024	(5)	(2,620,000)	(163)	(13,902)	13,739
S&P 500 Index	5,400.000	07/03/2024	(16)	(8,640,000)	(4,840)	(10,388)	5,548
S&P 500 Index	5,235.000	07/10/2024	(12)	(6,282,000)	(2,070)	(13,037)	10,967
S&P 500 Index	5,330.000	07/17/2024	(12)	(6,396,000)	(14,880)	(20,807)	5,927
S&P 500 Index	5,325.000	07/24/2024	(12)	(6,390,000)	(20,700)	(21,230)	530
S&P 500 Index	5,180.000	07/31/2024	(1)	(518,000)	(1,085)	(6,058)	4,973
S&P 500 Index	5,230.000	07/31/2024	(1)	(523,000)	(1,400)	(4,588)	3,188
S&P 500 Index	5,245.000	07/31/2024	(1)	(524,500)	(1,515)	(7,309)	5,794
S&P 500 Index	5,265.000	07/31/2024	(1)	(526,500)	(1,705)	(6,319)	4,614

			(77)	$(41,044,000)	$(49,198)	$(113,048)	$63,850

Total written option contracts			(121)	$(65,580,000)	$(91,708)	$(164,113)	$72,405

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.250	09/13/2024	15	$ 37,500	$ 656	$ 60,735	$ (60,079)
3 Month SOFR	95.375	09/13/2024	6	15,000	225	24,468	(24,243)
3 Month SOFR	96.000	09/13/2024	23	57,500	575	32,679	(32,104)
3 Month SOFR	97.250	09/13/2024	47	117,500	588	63,153	(62,565)
3 Month SOFR	96.250	12/13/2024	24	60,000	2,100	37,784	(35,684)
3 Month SOFR	97.250	12/13/2024	79	197,500	2,963	127,273	(124,310)
3 Month SOFR	98.000	12/13/2024	365	912,500	4,563	69,147	(64,584)
3 Month SOFR	96.500	03/14/2025	25	62,500	5,156	42,333	(37,177)
3 Month SOFR	97.000	03/14/2025	51	127,500	6,056	67,693	(61,637)
3 Month SOFR	97.250	03/14/2025	72	180,000	6,300	131,717	(125,417)
3 Month SOFR	98.000	03/14/2025	242	605,000	9,075	73,536	(64,461)
3 Month SOFR	96.250	06/13/2025	112	280,000	63,700	201,222	(137,522)
3 Month SOFR	96.625	06/13/2025	25	62,500	9,531	43,077	(33,546)
3 Month SOFR	97.250	06/13/2025	66	165,000	13,200	81,708	(68,508)
3 Month SOFR	96.000	09/12/2025	31	77,500	33,713	30,297	3,416
3 Month SOFR	96.500	09/12/2025	139	347,500	93,825	232,460	(138,635)
3 Month SOFR	96.625	09/12/2025	24	60,000	14,400	44,642	(30,242)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$97.500	09/12/2025	76	$ 190,000	$ 19,000	$ 85,676	$ (66,676)
3 Month SOFR	96.125	12/12/2025	49	122,500	61,556	55,239	6,317
3 Month SOFR	96.500	12/12/2025	128	320,000	116,000	235,710	(119,710)
3 Month SOFR	97.500	12/12/2025	70	175,000	24,500	84,162	(59,662)
3 Month SOFR	96.250	03/13/2026	46	115,000	61,813	57,607	4,206
3 Month SOFR	96.625	03/13/2026	38	95,000	37,525	56,613	(19,088)
3 Month SOFR	96.750	03/13/2026	107	267,500	94,962	189,398	(94,436)
3 Month SOFR	96.250	06/12/2026	42	105,000	64,050	59,716	4,334
3 Month SOFR	96.625	06/12/2026	36	90,000	40,950	56,784	(15,834)
3 Month SOFR	96.750	06/12/2026	111	277,500	113,775	200,195	(86,420)
3 Month SOFR	96.375	09/11/2026	42	105,000	63,787	60,472	3,315
3 Month SOFR	96.625	09/11/2026	34	85,000	42,925	56,604	(13,679)
3 Month SOFR	96.375	12/11/2026	39	97,500	62,887	60,541	2,346

TOTAL			2,164	$5,410,000	$1,070,356	$2,622,641	$(1,552,285)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement of Assets and Liabilities June 30, 2024 (Unaudited)

Assets:

Investments in affiliated issuers, at value (cost $261,187,762)	$334,883,975
Investments in unaffiliated issuers, at value (cost $5,321,538)	5,191,502
Purchased options, at value (premium paid $3,304,867)	1,484,862
Cash	4,713,883
Foreign currencies, at value (cost $113,000)	127,167
Unrealized gain on forward foreign currency exchange contracts	211,370
Receivables:
Collateral on certain derivative contracts(a)	11,043,825
Dividends	53,631
Reimbursement from investment adviser	30,796
Fund shares sold	22,615
Other assets	68,084

Total assets	357,831,710

Liabilities:

Variation margin on futures contracts	274,713
Written option contracts, at value (premium received $164,113)	91,708
Unrealized loss on forward foreign currency exchange contracts	12,449
Payables:
Due to broker	325,240
Fund shares redeemed	87,662
Distribution and Service fees and Transfer Agency fees	68,571
Investments purchased	53,630
Management fees	43,676
Accrued expenses	103,896

Total liabilities	1,061,545

Net Assets:

Paid-in capital	265,912,616
Total distributable earnings	90,857,549

NET ASSETS	$356,770,165
Net Assets:
Class A	$164,804,036
Class C	6,645,875
Institutional	18,114,090
Service	264,760
Investor	6,812,989
Class R6	3,754,569
Class R	6,038,302
Class P	150,335,544
Total Net Assets	$356,770,165
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,466,726
Class C	313,425
Institutional	805,908
Service	12,009
Investor	314,101
Class R6	166,561
Class R	277,247
Class P	6,682,175
Net asset value, offering and redemption price per share:(b)
Class A	$22.07
Class C	21.20
Institutional	22.48
Service	22.05
Investor	21.69
Class R6	22.54
Class R	21.78
Class P	22.50

(a)	Includes segregated cash of $2,844,468 and $8,199,357 relating to initial margin requirements and/or collateral on futures and option contracts respectively.
(b)

Maximum public offering price per share for Class A Shares is $23.35. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement of Operations For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:

Dividends — affiliated issuers	$2,602,270
Interest	64,598
Dividends — unaffiliated issuers	16,528

Total investment income	2,683,396

Expenses:

Management fees	255,799
Distribution and Service (12b-1) fees(a)	239,922
Transfer Agency fees(a)	159,371
Registration fees	62,475
Professional fees	46,160
Custody, accounting and administrative services	40,279
Printing and mailing costs	35,703
Trustee fees	10,757
Service fees — Class C	8,133
Shareholder Administration fees — Service Class	325
Other	7,882

Total expenses	866,806

Less — expense reductions	(197,972)

Net expenses	668,834

NET INVESTMENT INCOME	2,014,562

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — affiliated issuers	1,135,910
Purchased options	(531,094)
Futures contracts	7,639,409
Written options	111,421
Forward foreign currency exchange contracts	413,445
Foreign currency transactions	(215)
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	28,888,595
Investments — unaffiliated issuers	(130,036)
Purchased options	(1,057,502)
Futures contracts	(1,570,453)
Written options	93,562
Forward foreign currency exchange contracts	541,937
Foreign currency translation	(1,746)

Net realized and unrealized gain	35,533,233

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,547,795

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Goldman Sachs Dynamic Global Equity Fund	$200,310	$24,398	$325	$14,889	$120,186	$4,880	$3,536	$52	$4,610	$611	$4,467	$21,029

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$ 2,014,562	$ 5,511,609

Net realized gain	8,768,876	27,415,138

Net change in unrealized gain	26,764,357	24,578,922

Net increase in net assets resulting from operations	37,547,795	57,505,669

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(7,548,116)

Class C Shares	—	(278,828)

Institutional Shares	—	(857,811)

Service Shares	—	(12,550)

Investor Shares	—	(294,543)

Class R6 Shares	—	(194,124)

Class R Shares	—	(277,760)

Class P Shares	—	(6,762,450)

Total distributions to shareholders	—	(16,226,182)

From share transactions:

Proceeds from sales of shares	11,338,746	15,797,611

Reinvestment of distributions	—	15,609,200

Cost of shares redeemed	(20,197,339)	(37,806,273)

Net decrease in net assets resulting from share transactions	(8,858,593)	(6,399,462)

TOTAL INCREASE	28,689,202	34,880,025

Net assets:

Beginning of period	328,080,963	293,200,938

End of period	$356,770,165	$328,080,963

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class A Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$19.79		$17.31	$22.80	$21.36	$19.32	$16.26

Net investment income(a)(b)	0.11		0.31	0.28	0.31	0.18	0.29

Net realized and unrealized gain (loss)	2.17		3.16	(4.67)	3.96	2.36	3.86

Total from investment operations	2.28		3.47	(4.39)	4.27	2.54	4.15

Distributions to shareholders from net investment income	—		(0.31)	(0.52)	(1.01)	(0.18)	(0.27)

Distributions to shareholders from net realized gains	—		(0.68)	(0.55)	(1.82)	(0.32)	(0.82)

Distributions to shareholders from return of capital	—		—	(0.03)	—	—	—

Total distributions	—		(0.99)	(1.10)	(2.83)	(0.50)	(1.09)

Net asset value, end of period	$22.07		$19.79	$17.31	$22.80	$21.36	$19.32

Total return(c)	11.52%		20.22%	(19.31)%	20.07%	13.15%	25.66%

Net assets, end of period (in 000s)	$164,804		$155,912	$140,666	$185,213	$166,449	$162,028

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.56%	0.56%	0.56%	0.57%	0.58%

Ratio of total expenses to average net assets(d)	0.67	%(e)	0.70%	0.70%	0.60%	0.64%	0.66%

Ratio of net investment income to average net assets(b)	1.01	%(e)	1.62%	1.42%	1.29%	0.98%	1.56%

Portfolio turnover rate(f)	4%		37%	12%	4%	12%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class C Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$19.09		$16.72	$22.04	$20.71	$18.74	$15.77

Net investment income(a)(b)	0.02		0.15	0.11	0.10	0.02	0.10

Net realized and unrealized gain (loss)	2.09		3.06	(4.49)	3.86	2.28	3.77

Total from investment operations	2.11		3.21	(4.38)	3.96	2.30	3.87

Distributions to shareholders from net investment income	—		(0.16)	(0.37)	(0.81)	(0.01)	(0.08)

Distributions to shareholders from net realized gains	—		(0.68)	(0.55)	(1.82)	(0.32)	(0.82)
Distributions to shareholders from return of capital	—		—	(0.02)	—	—	—

Total distributions	—		(0.84)	(0.94)	(2.63)	(0.33)	(0.90)

Net asset value, end of period	$21.20		$19.09	$16.72	$22.04	$20.71	$18.74

Total return(c)	11.05%		19.37%	(19.91)%	19.19%	12.29%	24.72%

Net assets, end of period (in 000s)	$6,646		$6,436	$6,659	$10,309	$13,716	$17,348

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.31%	1.31%	1.31%	1.32%	1.33%

Ratio of total expenses to average net assets(d)	1.42	%(e)	1.45%	1.45%	1.35%	1.39%	1.41%

Ratio of net investment income to average net assets(b)	0.24	%(e)	0.81%	0.59%	0.45%	0.13%	0.58%

Portfolio turnover rate(f)	4%		37%	12%	4%	12%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Institutional Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$20.12		$17.58	$23.13	$21.63	$19.55	$16.43

Net investment income(a)(b)	0.14		0.38	0.35	0.39	0.23	0.34

Net realized and unrealized gain (loss)	2.22		3.22	(4.73)	4.03	2.42	3.93

Total from investment operations	2.36		3.60	(4.38)	4.42	2.65	4.27

Distributions to shareholders from net investment income	—		(0.38)	(0.58)	(1.10)	(0.25)	(0.33)

Distributions to shareholders from net realized gains	—		(0.68)	(0.55)	(1.82)	(0.32)	(0.82)
Distributions to shareholders from return of capital	—		—	(0.04)	—	—	—

Total distributions	—		(1.06)	(1.17)	(2.92)	(0.57)	(1.15)

Net asset value, end of period	$22.48		$20.12	$17.58	$23.13	$21.63	$19.55

Total return(c)	11.73%		20.65%	(18.98)%	20.50%	13.56%	26.18%

Net assets, end of period (in 000s)	$18,114		$16,692	$14,970	$19,052	$14,179	$13,423

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.20%	0.19%	0.19%	0.19%	0.20%

Ratio of total expenses to average net assets(d)	0.31	%(e)	0.33%	0.33%	0.24%	0.26%	0.28%

Ratio of net investment income to average net assets(b)	1.37	%(e)	1.99%	1.80%	1.62%	1.25%	1.82%

Portfolio turnover rate(f)	4%		37%	12%	4%	12%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Service Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$19.79		$17.30	$22.78	$21.35	$19.30	$16.20

Net investment income(a)(b)	0.09		0.27	0.25	0.29	0.15	0.21

Net realized and unrealized gain (loss)	2.17		3.18	(4.66)	3.94	2.37	3.89

Total from investment operations	2.26		3.45	(4.41)	4.23	2.52	4.10

Distributions to shareholders from net investment income	—		(0.28)	(0.52)	(0.98)	(0.15)	(0.18)

Distributions to shareholders from net realized gains	—		(0.68)	(0.55)	(1.82)	(0.32)	(0.82)

Total distributions	—		(0.96)	(1.07)	(2.80)	(0.47)	(1.00)

Net asset value, end of year	$22.05		$19.79	$17.30	$22.78	$21.35	$19.30

Total return(c)	11.42%		20.09%	(19.39)%	19.90%	13.04%	25.49%

Net assets, end of period (in 000s)	$265		$252	$244	$310	$269	$380

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.70%	0.69%	0.69%	0.69%	0.70%

Ratio of total expenses to average net assets(d)	0.81	%(e)	0.83%	0.83%	0.74%	0.76%	0.78%

Ratio of net investment income to average net assets(b)	0.87	%(e)	1.45%	1.30%	1.21%	0.79%	1.16%

Portfolio turnover rate(f)	4%		37%	12%	4%	12%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Investor Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$19.43		$17.01	$22.43	$21.05	$19.04	$16.03

Net investment income(a)(b)	0.13		0.35	0.33	0.38	0.23	0.30

Net realized and unrealized gain (loss)	2.13		3.11	(4.60)	3.89	2.33	3.84

Total from investment operations	2.26		3.46	(4.27)	4.27	2.56	4.14

Distributions to shareholders from net investment income	—		(0.36)	(0.56)	(1.07)	(0.23)	(0.31)

Distributions to shareholders from net realized gains	—		(0.68)	(0.55)	(1.82)	(0.32)	(0.82)
Distributions to shareholders from return of capital	—		—	(0.04)	—	—	—

Total distributions	—		(1.04)	(1.15)	(2.89)	(0.55)	(1.13)

Net asset value, end of period	$21.69		$19.43	$17.01	$22.43	$21.05	$19.04

Total return(c)	11.63%		20.52%	(19.08)%	20.36%	13.44%	25.97%

Net assets, end of period (in 000s)	$6,813		$5,682	$4,888	$5,797	$4,908	$4,517

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.31%	0.31%	0.31%	0.32%	0.33%

Ratio of total expenses to average net assets(d)	0.42	%(e)	0.45%	0.45%	0.35%	0.39%	0.41%

Ratio of net investment income to average net assets(b)	1.30	%(e)	1.90%	1.72%	1.61%	1.24%	1.66%

Portfolio turnover rate(f)	4%		37%	12%	4%	12%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class R6 Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$20.18		$17.63	$23.14	$21.63	$19.55	$16.44

Net investment income(a)(b)	0.14		0.39	0.01	0.40	0.25	0.49

Net realized and unrealized gain (loss)	2.22		3.22	(4.39)	4.03	2.40	3.78

Total from investment operations	2.36		3.61	(4.38)	4.43	2.65	4.27

Distributions to shareholders from net investment income	—		(0.38)	(0.54)	(1.10)	(0.25)	(0.34)

Distributions to shareholders from net realized gains	—		(0.68)	(0.55)	(1.82)	(0.32)	(0.82)
Distributions to shareholders from return of capital	—		—	(0.04)	—	—	—

Total distributions	—		(1.06)	(1.13)	(2.92)	(0.57)	(1.16)

Net asset value, end of period	$22.54		$20.18	$17.63	$23.14	$21.63	$19.55

Total return(c)	11.69%		20.66%	(18.99)%	20.55%	13.57%	26.14%

Net assets, end of period (in 000s)	$3,755		$4,139	$2,980	$544,796	$490,832	$478,073

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.19%	0.18%	0.18%	0.18%	0.19%

Ratio of total expenses to average net assets(d)	0.30	%(e)	0.32%	0.23%	0.23%	0.25%	0.26%

Ratio of net investment income to average net assets(b)	1.31	%(e)	2.00%	0.04%	1.66%	1.36%	2.55%

Portfolio turnover rate(f)	4%		37%	12%	4%	12%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class R Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$19.56		$17.12	$22.56	$21.17	$19.15	$16.13

Net investment income(a)(b)	0.08		0.26	0.23	0.23	0.13	0.24

Net realized and unrealized gain (loss)	2.14		3.13	(4.61)	3.94	2.34	3.82

Total from investment operations	2.22		3.39	(4.38)	4.17	2.47	4.06

Distributions to shareholders from net investment income	—		(0.27)	(0.48)	(0.96)	(0.13)	(0.22)

Distributions to shareholders from net realized gains	—		(0.68)	(0.55)	(1.82)	(0.32)	(0.82)
Distributions to shareholders from return of capital	—		—	(0.03)	—	—	—

Total distributions	—		(0.95)	(1.06)	(2.78)	(0.45)	(1.04)

Net asset value, end of period	$21.78		$19.56	$17.12	$22.56	$21.17	$19.15

Total return(c)	11.35%		19.95%	(19.49)%	19.76%	12.88%	25.36%

Net assets, end of period (in 000s)	$6,038		$5,887	$5,292	$6,611	$5,700	$5,922

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.81%	0.81%	0.81%	0.82%	0.83%

Ratio of total expenses to average net assets(d)	0.92	%(e)	0.95%	0.95%	0.85%	0.89%	0.91%

Ratio of net investment income to average net assets(b)	0.75	%(e)	1.38%	1.19%	0.97%	0.70%	1.31%

Portfolio turnover rate(f)	4%		37%	12%	4%	12%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class P Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of year	$20.14		$17.59	$23.15	$21.64	$19.56	$16.44

Net investment income(a)(b)	0.15		0.39	0.35	0.40	0.26	0.37

Net realized and unrealized gain (loss)	2.21		3.22	(4.74)	4.03	2.39	3.91

Total from investment operations	2.36		3.61	(4.39)	4.43	2.65	4.28

Distributions to shareholders from net investment income	—		(0.38)	(0.58)	(1.10)	(0.25)	(0.34)

Distributions to shareholders from net realized gains	—		(0.68)	(0.55)	(1.82)	(0.32)	(0.82)
Distributions to shareholders from return of capital	—		—	(0.04)	—	—	—

Total distributions	—		(1.06)	(1.17)	(2.92)	(0.57)	(1.16)

Net asset value, end of year	$22.50		$20.14	$17.59	$23.15	$21.64	$19.56

Total return(c)	11.72%		20.71%	(19.00)%	20.54%	13.57%	26.19%

Net assets, end of year (in 000s)	$150,336		$133,081	$117,502	$160,360	$130,610	$127,367

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.19%	0.18%	0.18%	0.18%	0.19%

Ratio of total expenses to average net assets(d)	0.30	%(e)	0.32%	0.32%	0.23%	0.25%	0.27%

Ratio of net investment income to average net assets(b)	1.41	%(e)	2.01%	1.78%	1.64%	1.37%	1.96%

Portfolio turnover rate(f)	4%		37%	12%	4%	12%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements June 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Dynamic Global Equity Fund (the “Fund”). The Fund is a diversified fund and currently offers eight classes of shares: Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

The Fund is expected to invest in a diversified portfolio of global equity asset classes. Such investments may include underlying funds (including exchange-traded funds (“ETFs”)) (collectively, the “Underlying Funds”), futures, forwards, options, swaps and other instruments with similar economic exposures. The Fund may invest in Underlying Funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The valuation policy of the Fund and Underlying Funds is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

18

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

2. SIGNIFICANT ACCOUNTING POLICIES ( continued)

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. In-Kind Transactions — The Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing the Fund’s NAV, in accordance with the Fund’s valuation procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Fund’s prospectus.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

19

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives including future contracts typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

20

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of June 30, 2024:

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Equity	$107,701,206	$—	$—

Exchange Traded Funds	217,874,649	—	—

Investment Company	14,499,622	—	—

Total	$340,075,477	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$211,370	$—

Futures Contracts(a)	92,682	—	—

Purchased option contracts	1,070,356	414,506	—

Total	$1,163,038	$625,876	$—

21

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(12,449)	$—

Futures Contracts(a)	(130,798)	—	—

Written option contracts	(91,708)	—	—

Total	$(222,506)	$(12,449)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2024. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	$625,876		Payable for unrealized loss on forward foreign currency exchange contracts	$(12,449)

Equity	Variation margin on futures contracts	92,682	(a)	Written options, at value; Variation margin on futures contracts	(222,506)

Interest rate	Purchased options, at value	1,070,356		—	—

Total		$1,788,914			$(234,955)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Financial Condition.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

22

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts and purchased options	$413,445	$274,217

Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	7,750,830	(1,476,891)

Interest rate	Net realized gain (loss) from purchased options /Net change in unrealized gain (loss) on purchased options	(531,094)	(789,782)

Total		$7,633,181	$(1,992,456)

  For the six months ended June 30, 2024, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Purchased Options	Written Options

Dynamic Global Equity Fund	250	$17,638,820	42,842,286	8,900

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six month period ended June 30, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets of 0.15%.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

The Trust, on behalf of Service Shares of the Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service

23

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2024, Goldman Sachs retained $2,141 of the front end sales charges and $360 of the CDSC for the Fund.

D. Service and Shareholder Administration Plans — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares and a Shareholder Administration Plan to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Fund, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.004%. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

$1,112	$196,860	$197,972

G. Line of Credit Facility — As of June 30, 2024, the Fund participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for

24

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2024, the Fund did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — The Fund invests primarily in Class R6 Shares of the Underlying Funds (except certain Underlying Funds that are ETFs). These Underlying Funds are considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2024 (in thousands):

  Dynamic Global Equity Fund

Underlying Fund	Beginning Value as of 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of 6/30/24	Shares as of 6/30/24	Dividend Income

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$8,958	$905	$1,003	$(16)	$562	$9,406	288	$—

Goldman Sachs ActiveBeta International Equity ETF	20,658	368	513	29	597	21,139	628	370

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	52,306	—	1,864	1,018	6,261	57,721	540	334

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	8,886	500	1,001	(71)	973	9,287	1,039	—

Goldman Sachs Financial Square Government Fund — Institutional Shares	20,123	28,132	33,755	—	—	14,500	14,500	436

Goldman Sachs Global Infrastructure Fund — Class R6	4,828	71	—	—	(70)	4,829	393	70

Goldman Sachs Global Real Estate Securities Fund — Class R6	4,914	113	—	—	(312)	4,715	512	112

Goldman Sachs International Equity Insights Fund — Class R6	20,905	500	700	36	1,727	22,468	1,494	—

Goldman Sachs International Small Cap Insights Fund — Class R6	2,675	—	—	—	131	2,806	219	—

Goldman Sachs Large Cap Growth Insights Fund — Class R6	26,789	—	1,500	(32)	6,076	31,333	917	—

Goldman Sachs Large Cap Value Insights Fund — Class R6	26,277	172	600	27	2,032	27,908	1,148	172

Goldman Sachs MarketBeta Emerging Markets Equity ETF	18,573	—	684	(21)	1,132	19,000	423	—

Goldman Sachs MarketBeta International Equity ETF	42,257	950	1,552	33	1,720	43,408	776	736

Goldman Sachs MarketBeta U.S. Equity ETF	54,329	1,689	1,914	133	7,772	62,009	829	372

Goldman Sachs Small Cap Equity Insights Fund — Class R6	4,067	—	—	—	288	4,355	155	—

Total	$316,545	$33,400	$45,086	$1,136	$28,889	$334,884		$2,602

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2024, were $12,273,771 and $11,328,068, respectively.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2023, the Fund’s certain timing differences on a tax basis were as follows:

Timing differences (Late Year Loss Deferral and Straddle Loss Deferral)	$(766,544)

As of June 30, 2024, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$272,848,942

Gross unrealized gain	73,804,853

Gross unrealized loss	(6,578,318)

Net unrealized gain	$ 67,226,535

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures and options contracts and net mark to market gains/(losses) on foreign currency contracts.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Asset Allocation Risk — The Fund’s allocations to the various asset classes and to the Underlying Managers may cause the Fund to underperform other funds with a similar investment objective.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Expenses Risk — By investing in the Underlying Funds indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also the expenses of the Fund.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property,

26

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

8. OTHER RISKS (continued)

trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of the Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund‘s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

8. OTHER RISKS (continued)

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Dynamic Global Equity Fund

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	96,281	$2,014,311	242,174	$4,603,700

Reinvestment of distributions	—	—	358,829	6,978,690

Shares redeemed	(506,065)	(10,637,921)	(848,866)	(16,092,103)

	(409,784)	(8,623,610)	(247,863)	(4,509,713)

Class C Shares

Shares sold	9,634	195,230	16,466	299,431

Reinvestment of distributions	—	—	15,001	278,828

Shares redeemed	(33,378)	(670,915)	(92,450)	(1,697,944)

	(23,744)	(475,685)	(60,983)	(1,119,685)

Institutional Shares

Shares sold	63,857	1,335,394	162,544	3,098,330

Reinvestment of distributions	—	—	42,390	840,868

Shares redeemed	(87,522)	(1,883,249)	(226,925)	(4,399,257)

	(23,665)	(547,855)	(21,991)	(460,059)

Service Shares

Shares sold	28	596	174	3,246

Reinvestment of distributions	—	—	536	10,386

Shares redeemed	(779)	(16,773)	(2,055)	(39,815)

	(751)	(16,177)	(1,345)	(26,183)

Investor Shares

Shares sold	41,247	852,606	57,552	1,088,035

Reinvestment of distributions	—	—	15,388	294,543

Shares redeemed	(19,605)	(398,631)	(67,864)	(1,254,952)

	21,642	453,975	5,076	127,626

Class R6 Shares

Shares sold	11,569	249,307	47,832	942,907

Reinvestment of distributions	—	—	8,320	165,675

Shares redeemed	(50,117)	(1,086,243)	(20,072)	(378,243)

	(38,548)	(836,936)	36,080	730,339

Class R Shares

Shares sold	10,728	221,159	26,834	503,470

Reinvestment of distributions	—	—	14,489	277,760

Shares redeemed	(34,503)	(713,603)	(49,391)	(948,612)

	(23,775)	(492,444)	(8,068)	(167,382)

Class P Shares

Shares sold	308,200	6,470,143	269,430	5,258,492

Reinvestment of distributions	—	—	340,567	6,762,450

Shares redeemed	(233,910)	(4,790,004)	(680,393)	(12,995,347)

	74,290	1,680,139	(70,396)	(974,405)

NET DECREASE	(424,335)	$(8,858,593)	(369,490)	$(6,399,462)

29

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Dynamic Global Equity Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Fund and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund and the Underlying Funds invest;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Fund and the Underlying Funds;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;

30

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Fund and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and the Underlying Equity Funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund, the Underlying Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund, the Underlying Funds, and the Investment Adviser and its affiliates.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Fund and the Underlying Funds In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s and Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the portfolio management teams of certain Underlying Funds to continue to enhance the investment models used in managing the Underlying Funds.

The Trustees observed that the Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They also noted that in February 2019, the Fund had been repositioned from the Equity Growth Strategy Portfolio, which involved changes to the Fund’s investment strategies.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Fund and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

32

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund.

The Trustees noted that, although the Fund itself does not have breakpoints in its management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Fund at the specified asset levels. The Trustees considered the amounts of assets in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Fund and Underlying Funds that exceed specified levels. They also considered the services provided to the Fund under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Fund were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund and/or the Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Fund and/or the Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Fund and/or the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which those Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund and the Underlying Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Fund’s and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund and/or the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) with respect to the Fund and certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Fund’s and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Fund’s and Underlying Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

33

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2025.

34

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener PaulC.Wirth OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 © 2024 Goldman Sachs. All rights reserved. DYNGLEQSAR-24

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2024 Tax-Advantaged Equity Funds II Goldman Sachs International Equity Dividend and Premium Fund Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs Tax-Advantaged Equity Funds II

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 94.6%

Australia – 7.8%
3,336	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$71,752
66,716	ANZ Group Holdings Ltd. (Banks)	1,253,440
65,815	APA Group (Gas Utilities)	349,838
4,390	ASX Ltd. (Capital Markets)	175,164
34,810	Aurizon Holdings Ltd. (Ground Transportation)	84,562
52,372	BHP Group Ltd. (Metals & Mining)	1,496,894
36,463	Coles Group Ltd. (Consumer Staples Distribution & Retail)	413,075
5,498	Commonwealth Bank of Australia (Banks)	465,743
24	CSL Ltd. (Biotechnology)	4,706
88,181	Fortescue Ltd. (Metals & Mining)	1,255,384
11,819	Goodman Group (Industrial REITs)	272,663
177,915	Medibank Pvt Ltd. (Insurance)	440,929
95,333	National Australia Bank Ltd. (Banks)	2,298,977
80,305	Origin Energy Ltd. (Electric Utilities)	581,003
416	Rio Tinto Ltd. (Metals & Mining)	32,952
8,669	Sonic Healthcare Ltd. (Health Care Providers & Services)	151,393
87,626	Transurban Group (Transportation Infrastructure)	722,702
12,492	Wesfarmers Ltd. (Broadline Retail)	540,922
33,742	Westpac Banking Corp. (Banks)	610,971
60,542	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	1,140,066

		12,363,136

Austria – 0.2%
7,260	OMV AG (Oil, Gas & Consumable Fuels)	315,572

Belgium – 0.6%
13,960	Ageas SA (Insurance)	636,950
10,234	Warehouses De Pauw CVA (Industrial REITs)	276,406

		913,356

China(a) – 0.1%
90,400	ESR Group Ltd. (Real Estate Management & Development)	118,872

Denmark – 3.2%
4,380	Coloplast AS Class B (Health Care Equipment & Supplies)	526,534
1	Danske Bank AS (Banks)	30
29,710	Novo Nordisk AS Class B (Pharmaceuticals)	4,251,048
2,108	Tryg AS (Insurance)	46,057
9,993	Vestas Wind Systems AS* (Electrical Equipment)	231,717

		5,055,386

Shares	Description	Value

Common Stocks (continued)

Finland – 2.0%
20,276	Kesko OYJ Class B (Consumer Staples Distribution & Retail)	$356,696
16,878	Kone OYJ Class B (Machinery)	836,834
28,499	Metso OYJ (Machinery)	302,899
647	Neste OYJ (Oil, Gas & Consumable Fuels)	11,545
106,332	Nordea Bank Abp (Banks)	1,267,541
8,662	Orion OYJ Class B (Pharmaceuticals)	369,430
3	Stora Enso OYJ Class R (Paper & Forest Products)	41

		3,144,986

France – 10.9%
14,223	Amundi SA(a) (Capital Markets)	919,901
36,191	AXA SA (Insurance)	1,186,024
29,137	BNP Paribas SA (Banks)	1,863,372
21,873	Bouygues SA (Construction & Engineering)	703,095
1,425	Capgemini SE (IT Services)	283,058
113,231	Credit Agricole SA (Banks)	1,546,126
12,806	Danone SA (Food Products)	784,365
9,273	Dassault Systemes SE (Software)	348,674
1	Edenred SE (Financial Services)	42
108,433	Engie SA (Multi-Utilities)	1,552,799
18,051	Getlink SE (Transportation Infrastructure)	298,877
120	Hermes International SCA (Textiles, Apparel & Luxury Goods)	277,155
974	Kering SA (Textiles, Apparel & Luxury Goods)	354,288
1,005	La Francaise des Jeux SAEM(a)
	(Hotels, Restaurants & Leisure)	34,230
1,669	L’Oreal SA (Personal Products)	734,636
3,497	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,684,964
14,431	Orange SA (Diversified Telecommunication Services)	144,330
3,671	Pernod Ricard SA (Beverages)	500,870
2,275	Rexel SA (Trading Companies & Distributors)	58,851
10,227	Sanofi SA (Pharmaceuticals)	986,324
548	Sartorius Stedim Biotech (Life
	Sciences Tools & Services)	90,563
1,743	Schneider Electric SE (Electrical
	Equipment)	417,877
7,777	TotalEnergies SE (Oil, Gas &
	Consumable Fuels)	519,092
8,158	Vinci SA (Construction & Engineering)	859,889
1	Vivendi SE (Media)	10

		17,149,412

Germany – 6.1%
1,665	Allianz SE (Insurance)	462,422

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Germany (continued)
31,388	BASF SE (Chemicals)	$1,517,376
4,412	Bechtle AG (IT Services)	207,535
1,243	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	87,388
12,730	Daimler Truck Holding AG (Machinery)	507,712
22,464	Deutsche Post AG (Air Freight & Logistics)	912,194
26,780	Mercedes-Benz Group AG (Automobiles)	1,853,484
1,425	Nemetschek SE (Software)	139,118
550	Rheinmetall AG (Aerospace & Defense)	280,289
9,771	SAP SE (Software)	1,962,755
7,615	Siemens AG (Industrial Conglomerates)	1,417,346
4,920	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	283,338

		9,630,957

Hong Kong – 1.3%
74,600	AIA Group Ltd. (Insurance)	504,725
54,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	251,312
28,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	23,826
45,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	50,474
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	74
12,096	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	387,110
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	10,614
73,368	MTR Corp. Ltd. (Ground Transportation)	231,581
27,245	Sino Land Co. Ltd. (Real Estate Management & Development)	28,038
31,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	268,601
400	Swire Properties Ltd. (Real Estate Management & Development)	637
24,500	Techtronic Industries Co. Ltd. (Machinery)	279,297

		2,036,289

Ireland(b) – 0.9%
18,470	CRH PLC (Construction Materials)	1,384,881

Israel – 0.2%
13,593	Bank Hapoalim BM (Banks)	120,048
96	CyberArk Software Ltd.* (Software)	26,248
6,559	ICL Group Ltd. (Chemicals)	28,205
2,910	Teva Pharmaceutical Industries Ltd.* (Pharmaceuticals)	47,288

Shares	Description	Value

Common Stocks (continued)

Israel (continued)
185	Wix.com Ltd.*(b) (IT Services)	$29,428

		251,217

Italy – 2.8%
274	Amplifon SpA (Health Care Providers & Services)	9,743
21,729	Banco BPM SpA (Banks)	139,843
47,076	Enel SpA (Electric Utilities)	326,651
43,048	Eni SpA (Oil, Gas & Consumable Fuels)	660,987
512,701	Intesa Sanpaolo SpA (Banks)	1,905,409
37,491	Mediobanca Banca di Credito Finanziario SpA (Banks)	548,795
8,467	Moncler SpA (Textiles, Apparel & Luxury Goods)	519,399
6,836	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	355,799

		4,466,626

Japan – 21.6%
10,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	413,365
12,400	AGC, Inc. (Building Products)	403,480
1,600	Asahi Group Holdings Ltd. (Beverages)	56,615
4,200	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	58,964
16,600	Asahi Kasei Corp. (Chemicals)	106,590
24,200	Astellas Pharma, Inc. (Pharmaceuticals)	238,751
22,600	Bridgestone Corp. (Automobile Components)	891,782
31,600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	857,234
8,200	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	291,988
1,500	Dai-ichi Life Holdings, Inc. (Insurance)	40,170
16,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	580,387
600	Daikin Industries Ltd. (Building Products)	83,529
1,000	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	103,511
69,500	Daiwa Securities Group, Inc. (Capital Markets)	533,573
17,600	Denso Corp. (Automobile Components)	274,719
1,400	Disco Corp. (Semiconductors & Semiconductor Equipment)	533,259
4,800	Eisai Co. Ltd. (Pharmaceuticals)	197,585
23,700	FANUC Corp. (Machinery)	650,629
600	Fast Retailing Co. Ltd. (Specialty Retail)	151,765

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
2,600	Fuji Electric Co. Ltd. (Electrical Equipment)	$148,566
1,300	Hikari Tsushin, Inc. (Industrial Conglomerates)	243,517
1,916	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	212,459
6,500	Hitachi Construction Machinery Co. Ltd. (Machinery)	174,298
12,000	Hitachi Ltd. (Industrial Conglomerates)	270,196
13,900	Honda Motor Co. Ltd. (Automobiles)	149,425
2,900	Hoya Corp. (Health Care Equipment & Supplies)	339,124
8,600	Inpex Corp. (Oil, Gas & Consumable Fuels)	126,295
25,200	Isuzu Motors Ltd. (Automobiles)	335,020
27,500	ITOCHU Corp. (Trading Companies & Distributors)	1,351,849
14,600	Japan Post Insurance Co. Ltd. (Insurance)	283,943
16,400	Japan Tobacco, Inc. (Tobacco)	444,103
11,600	JFE Holdings, Inc. (Metals & Mining)	167,418
12,400	Kajima Corp. (Construction & Engineering)	215,090
6,700	Kansai Electric Power Co., Inc. (Electric Utilities)	112,505
1,700	Kao Corp. (Personal Products)	68,828
600	Keyence Corp. (Electronic Equipment, Instruments & Components)	262,607
32,500	Kirin Holdings Co. Ltd. (Beverages)	419,822
12,500	Komatsu Ltd. (Machinery)	365,119
600	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	134,688
9,700	M3, Inc. (Health Care Technology)	92,810
48,500	Marubeni Corp. (Trading Companies & Distributors)	899,315
8,400	Mitsubishi Chemical Group Corp. (Chemicals)	46,803
30,700	Mitsubishi Corp. (Trading Companies & Distributors)	603,497
5,500	Mitsubishi Electric Corp. (Electrical Equipment)	88,138
49,600	Mitsubishi HC Capital, Inc. (Financial Services)	328,178
11,800	Mitsubishi Heavy Industries Ltd. (Machinery)	127,028
104,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,125,608
24,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	551,920
11,800	Mitsui OSK Lines Ltd. (Marine Transportation)	354,786
37,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	830,528

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
20,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	$428,663
400	NIDEC Corp. (Electrical Equipment)	18,000
13,000	Nintendo Co. Ltd. (Entertainment)	694,220
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	6,537
463	Nippon Prologis REIT, Inc. (Industrial REITs)	722,670
22,201	Nippon Steel Corp. (Metals & Mining)	470,626
5,200	Nippon Yusen KK (Marine Transportation)	151,720
3,900	Nissan Chemical Corp. (Chemicals)	123,960
1,800	Nitto Denko Corp. (Chemicals)	142,770
9,400	Nomura Research Institute Ltd. (IT Services)	265,679
18,000	Obayashi Corp. (Construction & Engineering)	215,107
1,100	Obic Co. Ltd. (IT Services)	141,935
300	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	2,910
5,100	Olympus Corp. (Health Care Equipment & Supplies)	82,326
4,000	Otsuka Corp. (IT Services)	77,152
34,400	Panasonic Holdings Corp. (Household Durables)	282,785
9,800	Recruit Holdings Co. Ltd. (Professional Services)	527,310
5,100	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	96,720
20,300	Resona Holdings, Inc. (Banks)	135,039
13,900	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	217,300
7,600	Sekisui Chemical Co. Ltd. (Household Durables)	105,508
36,500	Sekisui House Ltd. (Household Durables)	811,219
4,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	58,657
3,600	SG Holdings Co. Ltd. (Air Freight & Logistics)	33,290
3,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	92,737
17,700	Shin-Etsu Chemical Co. Ltd. (Chemicals)	688,205
800	Shiseido Co. Ltd. (Personal Products)	22,799
136,400	SoftBank Corp. (Wireless Telecommunication Services)	1,668,173
3,700	SoftBank Group Corp. (Wireless Telecommunication Services)	237,988
5,100	Sompo Holdings, Inc. (Insurance)	109,261

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
6,100	Sony Group Corp. (Household
	Durables)	$519,849
11,800	Sumitomo Corp. (Trading Companies & Distributors)	296,439
15,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,027,011
10,800	Sysmex Corp. (Health Care Equipment & Supplies)	174,333
4,300	T&D Holdings, Inc. (Insurance)	75,108
41,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,068,655
3,000	TDK Corp. (Electronic Equipment, Instruments & Components)	184,476
4,800	Tokio Marine Holdings, Inc. (Insurance)	180,379
5,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,160,172
300	Tokyo Gas Co. Ltd. (Gas Utilities)	6,458
6,600	TOTO Ltd. (Building Products)	155,491
105,000	Toyota Motor Corp. (Automobiles)	2,154,334
4,100	Trend Micro, Inc. (Software)	167,119
66,400	USS Co. Ltd. (Specialty Retail)	559,141
1,000	West Japan Railway Co. (Ground Transportation)	18,660
100	Yamaha Corp. (Leisure Products)	2,350
24,500	Yamaha Motor Co. Ltd. (Automobiles)	227,772
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	2,204
900	Yaskawa Electric Corp. (Machinery)	32,453
7,500	ZOZO, Inc. (Specialty Retail)	187,512

		34,172,561

Macau* – 0.1%
90,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	187,969

Netherlands – 4.6%
3,522	Airbus SE (Aerospace & Defense)	483,383
1	Akzo Nobel NV (Chemicals)	61
414	Argenx SE* (Biotechnology)	179,630
600	ASM International NV (Semiconductors & Semiconductor Equipment)	458,626
3,852	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,925,827
17,546	ASR Nederland NV (Insurance)	835,341
1,017	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	169,891
42	Heineken NV (Beverages)	4,063
36,753	Koninklijke Philips NV* (Health Care Equipment & Supplies)	924,284
4,249	NN Group NV (Insurance)	197,487
238	Prosus NV (Broadline Retail)	8,463
2,508	Randstad NV (Professional Services)	113,870

Shares	Description	Value

Common Stocks (continued)

Netherlands (continued)
1,068	Universal Music Group NV (Entertainment)	$31,771

		7,332,697

New Zealand – 1.0%
16,591	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	303,976
36,465	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	139,706
460,620	Spark New Zealand Ltd. (Diversified Telecommunication Services)	1,167,144

		1,610,826

Norway – 0.6%
4,968	Aker BP ASA (Oil, Gas & Consumable Fuels)	126,946
58	Gjensidige Forsikring ASA (Insurance)	1,035
20,044	Norsk Hydro ASA (Metals & Mining)	124,964
4,592	Salmar ASA (Food Products)	240,826
45,454	Telenor ASA (Diversified Telecommunication Services)	518,100

		1,011,871

Portugal – 0.1%
9,319	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	182,130

Singapore – 1.2%
1,500	City Developments Ltd. (Real Estate Management & Development)	5,702
23,700	DBS Group Holdings Ltd. (Banks)	624,230
27,900	Keppel Ltd. (Industrial Conglomerates)	132,623
511	Sea Ltd.* (Entertainment)	36,496
4,962	Seatrium Ltd.* (Machinery)	5,033
13,900	Singapore Exchange Ltd. (Capital
	Markets)	96,930
208,400	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	663,617
121,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	246,066

		1,810,697

Spain – 2.1%
3,623	Aena SME SA(a) (Transportation Infrastructure)	733,647
169	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	11,246
92,474	Enagas SA (Gas Utilities)	1,375,080
6,904	Endesa SA (Electric Utilities)	129,719
11,487	Industria de Diseno Textil SA (Specialty Retail)	570,024
4,107	Repsol SA (Oil, Gas & Consumable Fuels)	65,132

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks (continued)

Spain (continued)
117,375	Telefonica SA (Diversified Telecommunication Services)	$497,228

		3,382,076

Sweden – 2.3%
11,084	Assa Abloy AB Class B (Building Products)	313,905
7,042	Atlas Copco AB Class A (Machinery)	132,222
40,761	Atlas Copco AB Class B (Machinery)	658,180
1,550	EQT AB (Capital Markets)	45,442
37,271	H & M Hennes & Mauritz AB Class B (Specialty Retail)	590,376
2,157	Investment AB Latour Class B (Industrial Conglomerates)	58,264
33,129	Nibe Industrier AB Class B (Building Products)	139,723
123,506	Tele2 AB Class B (Wireless Telecommunication Services)	1,246,716
139,600	Telia Co. AB (Diversified Telecommunication Services)	374,280

		3,559,108

Switzerland – 10.6%
6,863	ABB Ltd. (Electrical Equipment)	380,560
41,020	Adecco Group AG (Professional Services)	1,360,833
1,211	Bachem Holding AG (Life Sciences Tools & Services)	110,658
501	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	78,298
6,411	Coca-Cola HBC AG (Beverages)	218,193
5,623	DSM-Firmenich AG (Chemicals)	633,179
713	Geberit AG (Building Products)	419,994
10,445	Holcim AG (Construction Materials)	923,255
1,578	Kuehne & Nagel International AG (Marine Transportation)	454,120
28,308	Nestle SA (Food Products)	2,889,518
22,119	Novartis AG (Pharmaceuticals)	2,355,046
468	Partners Group Holding AG (Capital Markets)	599,300
6,564	Roche Holding AG (Pharmaceuticals)	1,818,613
6,644	SGS SA (Professional Services)	592,325
5,513	SIG Group AG (Containers & Packaging)	101,306
1,110	Sika AG (Chemicals)	316,860
766	Sonova Holding AG (Health Care Equipment & Supplies)	235,979
2,265	Straumann Holding AG (Health Care Equipment & Supplies)	279,588
7,477	Swiss Re AG (Insurance)	926,975
662	VAT Group AG(a) (Machinery)	373,803
3,229	Zurich Insurance Group AG (Insurance)	1,720,074

		16,788,477

Shares	Description	Value

Common Stocks (continued)

United Arab Emirates – 0.2%
7,315	Experian PLC (Professional Services)	$339,831

United Kingdom – 14.1%
997	Anglo American PLC (Metals & Mining)	31,506
1,429	Ashtead Group PLC (Trading Companies & Distributors)	95,277
17,478	AstraZeneca PLC (Pharmaceuticals)	1,363,109
55,060	BAE Systems PLC (Aerospace & Defense)	917,114
2,733	BP PLC (Oil, Gas & Consumable Fuels)	98,661
15,806	British American Tobacco PLC (Tobacco)	485,555
4,415	Coca-Cola Europacific Partners PLC (Beverages)	321,721
13,945	Diageo PLC (Beverages)	437,789
74,513	Evraz PLC*(c) (Metals & Mining)	—
31,029	GSK PLC (Pharmaceuticals)	1,194,616
228,322	HSBC Holdings PLC(d) (Banks)	3,113,849
17,297	Imperial Brands PLC (Tobacco)	442,609
379,782	M&G PLC (Financial Services)	976,350
44,580	National Grid PLC (Multi-Utilities)	497,786
55,810	Persimmon PLC (Household Durables)	947,056
149,885	Phoenix Group Holdings PLC (Insurance)	986,683
3,787	Reckitt Benckiser Group PLC (Household Products)	204,874
17,073	RELX PLC (Professional Services)	782,265
1,647	Rentokil Initial PLC (Commerical Services & Supplies)	48,834
32,916	Rio Tinto PLC (Metals & Mining)	2,170,152
19	Rolls-Royce Holdings PLC* (Aerospace & Defense)	109
15,392	Segro PLC (Industrial REITs)	174,147
82,070	Shell PLC (Oil, Gas & Consumable Fuels)	2,944,437
43,498	SSE PLC (Electric Utilities)	982,340
9,343	St. James’s Place PLC (Capital Markets)	64,204
153,062	Taylor Wimpey PLC (Household Durables)	274,091
32,698	Unilever PLC (Personal Products)	1,796,416
94,560	Vodafone Group PLC (Wireless Telecommunication Services)	838,747

		22,190,297

TOTAL COMMON STOCKS (Cost $118,995,573)		$149,399,230

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks – 1.2%

Germany – 1.2%
Bayerische Motoren Werke AG (Automobiles)
17,214	7.301%	$1,520,002

Sartorius AG (Life Sciences Tools & Services)
423	0.340	99,018

Volkswagen AG (Automobiles)
1,650	8.604	186,308

TOTAL PREFERRED STOCKS (Cost $1,572,564)		$1,805,328

Units	Description	Expiration Date	Value

Rights* – 0.0%

Italy – 0.0%
Amplifon SpA (Health Care Equipment & Supplies)
274		07/09/24	$—
(COST $0)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) –0.8%

Goldman Sachs Financial Square Government Fund— Institutional Shares
1,279,850	5.213%	$1,279,850
(Cost $1,279,850)

TOTAL INVESTMENTS – 96.6% (Cost $121,847,987)		$152,484,408

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		5,435,962

NET ASSETS – 100.0%		$157,920,370

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	All or a portion of security is on loan.

(e)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JUNE 30, 2024

Sector	% of Total Market Value

Financials	20.9%

Industrials	16.8

Health Care	12.7

Consumer Discretionary	11.6

Information Technology	8.5

Materials	7.8

Consumer Staples	7.3

Communication Services	5.1

Energy	4.0

Utilities	4.0

Real Estate	1.3

100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	27	09/20/24	$1,424,386	$(3,687)
FTSE 100 Index	5	09/20/24	519,039	232
Hang Seng Index	1	07/30/24	112,882	(2,103)
MSCI Singapore Index	2	07/30/24	46,659	401
S&P 200 Index	2	09/19/24	259,235	1,003
TOPIX Futures	4	09/12/24	698,738	14,776

TOTAL FUTURES CONTRACTS				$10,622

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS—At June 30, 2024, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Nikkei 225 Index	$39,250.00	09/13/2024	(63)	$(247,275,000)	$(512,959)	$ (387,942)	$(125,017)
Euro Stoxx 50 Index	5,050.00	09/20/2024	(666)	(336,330,000)	(531,374)	(681,175)	149,801
FTSE 100 Index	8,375.00	09/20/2024	(99)	(82,912,500)	(113,257)	(147,243)	33,986

Total written option contracts			(828)	(666,517,500)	$(1,157,590)	$(1,216,360)	$ 58,770

TOTAL			(828)	$(666,517,500)	$(1,157,590)	$(1,216,360)	$ 58,770

Investment Abbreviations:

PLC	—Public Limited Company

REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 101.4%

Aerospace & Defense – 1.8%
72,800	General Electric Co.	$11,573,016
28,034	Lockheed Martin Corp.	13,094,681
124,677	RTX Corp.	12,516,324
17,900	TransDigm Group, Inc.	22,869,219

		60,053,240

Air Freight & Logistics – 0.6%
145,144	United Parcel Service, Inc.
	Class B	19,862,956

Automobile Components – 0.1%
23,300	Lear Corp.	2,661,093
6,100	QuantumScape Corp.*(a)	30,012

		2,691,105

Automobiles* – 1.3%
11,500	Lucid Group, Inc.(a)	30,015
220,633	Tesla, Inc.	43,658,858

		43,688,873

Banks – 3.0%
160,829	Columbia Banking System, Inc.	3,198,889
6,300	Cullen/Frost Bankers, Inc.	640,269
7,300	First Hawaiian, Inc.	151,548
80,500	First Horizon Corp.	1,269,485
66,000	FNB Corp.	902,880
248,506	JPMorgan Chase & Co.(b)	50,262,823
87,800	PNC Financial Services Group, Inc.	13,651,144
339,600	U.S. Bancorp	13,482,120
600	Webster Financial Corp.	26,154
309,900	Wells Fargo & Co.	18,404,961

		101,990,273

Beverages – 1.6%
529,570	Coca-Cola Co.	33,707,131
113,351	PepsiCo, Inc.	18,694,980

		52,402,111

Biotechnology – 1.7%
177,386	AbbVie, Inc.	30,425,247
40,661	Amgen, Inc.	12,704,529
3,107	Exact Sciences Corp.*	131,271
199,395	Gilead Sciences, Inc.	13,680,491
3,600	Mirati Therapeutics, Inc.*(c)	2,520
3,342	Natera, Inc.*	361,905
974	Sarepta Therapeutics, Inc.*	153,892

		57,459,855

Broadline Retail – 4.0%
681,568	Amazon.com, Inc.*	131,713,016
818	MercadoLibre, Inc.*	1,344,301
1,200	Nordstrom, Inc.	25,464

		133,082,781

Shares	Description	Value

Common Stocks – (continued)

Building Products – 0.0%
1,800	Advanced Drainage Systems, Inc.	$288,702
200	Lennox International, Inc.	106,996

		395,698

Capital Markets – 3.2%
94,300	ARES Management Corp. Class A	12,568,304
18,800	BlackRock, Inc.	14,801,616
137,200	Blackstone, Inc.	16,985,360
83,600	Blue Owl Capital, Inc.	1,483,900
23,400	Carlyle Group, Inc.	939,510
9,800	Evercore, Inc. Class A	2,042,614
560,500	Franklin Resources, Inc.	12,527,175
296,700	Janus Henderson Group PLC	10,001,757
44,700	Jefferies Financial Group, Inc.	2,224,272
219,374	Morgan Stanley	21,320,959
4,125	Robinhood Markets, Inc.
	Class A*	93,679
114,400	T Rowe Price Group, Inc.	13,191,464

		108,180,610

Chemicals – 1.6%
438,603	Dow, Inc.	23,267,889
67,001	Huntsman Corp.	1,525,613
28,291	Linde PLC	12,414,374
182,600	LyondellBasell Industries NV Class A	17,467,516

		54,675,392

Commerical Services & Supplies – 0.0%
600	MSA Safety, Inc.	112,614
13,103	Vestis Corp.	160,250

		272,864

Communications Equipment – 0.9%
613,693	Cisco Systems, Inc.	29,156,554

Construction & Engineering – 0.1%
50,500	MDU Resources Group, Inc.	1,267,550
1,200	Valmont Industries, Inc.	329,340

		1,596,890

Consumer Finance – 0.5%
61,832	American Express Co.	14,317,200
5,600	OneMain Holdings, Inc.	271,544
17,600	SLM Corp.	365,904
18,700	SoFi Technologies, Inc.*	123,607

		15,078,255

Consumer Staples Distribution & Retail – 1.6%
27,170	Costco Wholesale Corp.	23,094,228
88,500	Target Corp.	13,101,540
268,489	Walmart, Inc.	18,179,390

		54,375,158

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)

Containers & Packaging – 0.8%
1,449,400	Amcor PLC	$14,175,132
60,800	Packaging Corp. of America	11,099,648
44,400	Sonoco Products Co.	2,251,968

		27,526,748

Diversified Consumer Services – 0.0%
19,672	ADT, Inc.	149,507
24,800	H&R Block, Inc.	1,344,904
4,283	Mister Car Wash, Inc.*	30,495

		1,524,906

Diversified REITs – 0.0%
7,100	WP Carey, Inc.	390,855

Diversified Telecommunication Services – 1.5%
1,201,324	AT&T, Inc.	22,957,302
670,610	Verizon Communications, Inc.(b)	27,655,956

		50,613,258

Electric Utilities – 1.8%
12,600	Avangrid, Inc.	447,678
277,800	Duke Energy Corp.	27,843,894
193,000	OGE Energy Corp.	6,890,100
330,301	Southern Co.	25,621,449

		60,803,121

Electrical Equipment – 0.6%
8,980	ChargePoint Holdings, Inc.*(a)	13,560
68,362	Eaton Corp. PLC	21,434,905
16,930	Plug Power, Inc.*(a)	39,447
13,703	Sunrun, Inc.*	162,517

		21,650,429

Electronic Equipment, Instruments & Components – 0.1%

69,300	Avnet, Inc.	3,568,257

Entertainment* – 0.7%
35,017	Netflix, Inc.	23,632,273
12,228	ROBLOX Corp. Class A	455,004
5,480	Roku, Inc.	328,416

		24,415,693

Financial Services – 3.1%
17,776	Affirm Holdings, Inc.*	537,013
43,000	Apollo Global Management, Inc.	5,077,010
79,314	Berkshire Hathaway, Inc. Class B*	32,264,935
8,647	Block, Inc.*	557,645
110,700	Corebridge Financial, Inc.	3,223,584
142,600	Equitable Holdings, Inc.	5,826,636
48,675	Mastercard, Inc. Class A	21,473,463
3,800	Shift4 Payments, Inc. Class A*	278,730
110,513	Visa, Inc. Class A	29,006,347
426,999	Western Union Co.	5,217,928

		103,463,291

Shares	Description	Value

Common Stocks – (continued)

Food Products – 0.3%
78,000	Flowers Foods, Inc.	$1,731,600
264,600	Kraft Heinz Co.	8,525,412

		10,257,012

Ground Transportation – 1.0%
100	Avis Budget Group, Inc.	10,452
17,300	Ryder System, Inc.	2,143,124
159,700	Uber Technologies, Inc.*	11,606,996
82,561	Union Pacific Corp.	18,680,252

		32,440,824

Health Care Equipment & Supplies – 2.3%
159,205	Abbott Laboratories	16,542,991
32,602	Intuitive Surgical, Inc.*	14,503,000
323,253	Medtronic PLC	25,443,244
10,738	Novocure Ltd.*	183,942
3,741	Penumbra, Inc.*	673,268
58,888	Stryker Corp.	20,036,642
4,980	Tandem Diabetes Care, Inc.*	200,644

		77,583,731

Health Care Providers & Services – 2.3%
15,824	agilon health, Inc.*	103,489
29,636	Cigna Group	9,796,772
254,786	CVS Health Corp.	15,047,661
23,900	Elevance Health, Inc.	12,950,454
78,018	UnitedHealth Group, Inc.	39,731,447

		77,629,823

Health Care REITs – 0.5%
6,800	Healthcare Realty Trust, Inc.	112,064
5	Omega Healthcare Investors, Inc.	171
156,000	Welltower, Inc.	16,263,000

		16,375,235

Hotels, Restaurants & Leisure – 1.9%
32,254	Aramark	1,097,281
4,000	Booking Holdings, Inc.	15,846,000
74,100	Darden Restaurants, Inc.	11,212,812
1,400	DoorDash, Inc. Class A*	152,292
18,300	DraftKings, Inc. Class A*	698,511
20,919	Hyatt Hotels Corp. Class A	3,178,015
2,700	Marriott Vacations Worldwide Corp.	235,764
68,200	McDonald’s Corp.	17,380,088
171,833	Starbucks Corp.	13,377,199
8,000	Travel & Leisure Co.	359,840
5,800	Vail Resorts, Inc.	1,044,754
9,500	Wendy’s Co.	161,120

		64,743,676

Household Durables – 0.1%
138,400	Leggett & Platt, Inc.	1,586,064
12,600	Tempur Sealy International, Inc.	596,484

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Household Durables – (continued)
200	TopBuild Corp.*	$77,054

		2,259,602

Household Products – 1.3%
65,662	Kimberly-Clark Corp.	9,074,489
194,298	Procter & Gamble Co.	32,043,626
26,100	Reynolds Consumer Products, Inc.	730,278

		41,848,393

Industrial Conglomerates – 0.7%
228,367	3M Co.	23,336,824

Industrial REITs – 0.8%
9,200	First Industrial Realty Trust, Inc.	437,092
188,000	Prologis, Inc.	21,114,280
82,100	Rexford Industrial Realty, Inc.	3,660,839

		25,212,211

Insurance – 1.8%
10,300	American Financial Group, Inc.	1,267,106
8,800	Axis Capital Holdings Ltd.	621,720
32,300	CNA Financial Corp.	1,488,061
7,200	Erie Indemnity Co. Class A	2,609,280
131,858	Fidelity National Financial, Inc.	6,516,422
42,600	First American Financial Corp.	2,298,270
3,300	Hanover Insurance Group, Inc.	413,952
448,104	Old Republic International Corp.	13,846,414
250,053	Prudential Financial, Inc.	29,303,711
1,000	Reinsurance Group of America, Inc.	205,270
42,700	Unum Group	2,182,397

		60,752,603

Interactive Media & Services – 7.0%
165,599	Alphabet, Inc. Class C	30,374,169
635,953	Alphabet, Inc. Class A	115,838,839
1	Match Group, Inc.*	30
173,462	Meta Platforms, Inc. Class A	87,463,010
4,400	Pinterest, Inc. Class A*	193,908
38,200	Snap, Inc. Class A*	634,502

		234,504,458

IT Services – 1.5%
57,439	Accenture PLC Class A	17,427,567
15,800	Amdocs Ltd.	1,246,936
27,700	Cloudflare, Inc. Class A*	2,294,391
140,578	International Business Machines Corp.	24,312,965
3	Kyndryl Holdings, Inc.*	79
6,388	MongoDB, Inc.*	1,596,744
10,124	Okta, Inc.*	947,708
9,400	Snowflake, Inc. Class A*	1,269,846
10,000	Twilio, Inc. Class A*	568,100

		49,664,336

Shares	Description	Value

Common Stocks – (continued)

Leisure Products – 0.0%
9,300	Brunswick Corp.	$676,761
25,500	Peloton Interactive, Inc. Class A*	86,190

		762,951

Life Sciences Tools & Services – 1.1%
13,952	10X Genomics, Inc. Class A*	271,367
7,981	Azenta, Inc.*	419,960
8,900	Bruker Corp.	567,909
75,125	Danaher Corp.	18,769,981
3,600	Maravai LifeSciences Holdings, Inc. Class A*	25,776
21,400	Repligen Corp.*	2,697,684
28,105	Thermo Fisher Scientific, Inc.	15,542,065

		38,294,742

Machinery – 1.4%
59,305	Caterpillar, Inc.	19,754,495
7,000	Flowserve Corp.	336,700
107,380	Illinois Tool Works, Inc.	25,444,765
1,600	Lincoln Electric Holdings, Inc.	301,824

		45,837,784

Media – 1.2%
393,772	Comcast Corp. Class A	15,420,112
409,500	Interpublic Group of Cos., Inc.	11,912,355
127,400	Omnicom Group, Inc.	11,427,780
3,500	Trade Desk, Inc. Class A*	341,845

		39,102,092

Metals & Mining – 0.4%
87,000	Newmont Corp.	3,642,690
75,489	Southern Copper Corp.	8,133,185

		11,775,875

Multi-Utilities – 0.5%
373,344	Dominion Energy, Inc.	18,293,856

Office REITs – 0.0%
477	NET Lease Office Properties	11,744

Oil, Gas & Consumable Fuels – 4.3%
173,017	Chevron Corp.	27,063,319
93,700	Diamondback Energy, Inc.	18,757,803
5,200	DT Midstream, Inc.	369,356
343,944	Exxon Mobil Corp.	39,594,833
1,320,800	Kinder Morgan, Inc.	26,244,296
159,300	ONEOK, Inc.	12,990,915
1	Vitesse Energy, Inc.	24
491,500	Williams Cos., Inc.	20,888,750

		145,909,296

Paper & Forest Products – 0.0%
7	Sylvamo Corp.	480

Personal Products – 0.3%
557,216	Kenvue, Inc.	10,130,187

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – 4.5%
364,634	Bristol-Myers Squibb Co.	$15,143,250
56,933	Eli Lilly & Co.	51,546,000
226,743	Johnson & Johnson	33,140,757
183,799	Merck & Co., Inc.	22,754,316
7	Organon & Co.	145
1,047,902	Pfizer, Inc.	29,320,298
5	Viatris, Inc.	53

		151,904,819

Professional Services – 1.2%
62,585	Automatic Data Processing, Inc.	14,938,413
20,933	Booz Allen Hamilton Holding Corp.	3,221,589
31,800	ManpowerGroup, Inc.	2,219,640
172,600	Paychex, Inc.	20,463,456

		40,843,098

Residential REITs – 0.2%
189,690	American Homes 4 Rent Class A	7,048,880
1,193	Sun Communities, Inc.	143,566

		7,192,446

Retail REITs – 0.0%
14,300	Brixmor Property Group, Inc.	330,187
8,300	NNN REIT, Inc.	353,580
1	Realty Income Corp.	53

		683,820

Semiconductors & Semiconductor Equipment – 13.0%
135,293	Advanced Micro Devices, Inc.*	21,945,878
74,100	Analog Devices, Inc.	16,914,066
105,000	Applied Materials, Inc.	24,778,950
37,826	Broadcom, Inc.	60,730,778
352,208	Intel Corp.	10,907,882
13,953	Lam Research Corp.	14,857,852
1,759	Marvell Technology, Inc.	122,954
1,954,000	NVIDIA Corp.	241,397,160
104,697	QUALCOMM, Inc.	20,853,548
129,550	Texas Instruments, Inc.	25,201,361

		437,710,429

Software – 11.0%
35,473	Adobe, Inc.*	19,706,670
1,600	AppLovin Corp. Class A*	133,152
9,800	Atlassian Corp. Class A*	1,733,424
8,400	Bill Holdings, Inc.*	442,008
18,633	Confluent, Inc. Class A*	550,232
10,100	Crowdstrike Holdings, Inc. Class A*	3,870,219
22,800	Datadog, Inc. Class A*	2,956,932
7,168	DocuSign, Inc.*	383,488
6,000	Elastic NV*	683,460
4,900	Five9, Inc.*	216,090
7,600	HubSpot, Inc.*	4,482,404
29,220	Intuit, Inc.	19,203,676

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
570,021	Microsoft Corp.(b)	$254,770,886
3,000	nCino, Inc.*	94,350
110,076	Oracle Corp.	15,542,731
54,000	Palantir Technologies, Inc. Class A*	1,367,820
2,800	RingCentral, Inc. Class A*	78,960
82,080	Salesforce, Inc.	21,102,768
14,136	SentinelOne, Inc. Class A*	297,563
21,462	ServiceNow, Inc.*	16,883,512
23,400	Smartsheet, Inc. Class A*	1,031,472
33,972	Unity Software, Inc.*	552,385
14,600	Zscaler, Inc.*	2,805,974

		368,890,176

Specialized REITs – 0.4%
17,100	CubeSmart	772,407
14,400	Equinix, Inc.	10,895,040
41,400	Gaming & Leisure Properties, Inc.	1,871,694
3,100	Rayonier, Inc.	90,179

		13,629,320

Specialty Retail – 2.1%
18,100	Dick’s Sporting Goods, Inc.	3,888,785
13,400	Gap, Inc.	320,126
99,276	Home Depot, Inc.	34,174,770
61,599	Lowe’s Cos., Inc.	13,580,116
9,000	Penske Automotive Group, Inc.	1,341,180
144,800	TJX Cos., Inc.	15,942,480
1,400	Wayfair, Inc. Class A*	73,822
2,200	Williams-Sonoma, Inc.	621,214

		69,942,493

Technology Hardware, Storage & Peripherals – 6.8%
1,061,880	Apple, Inc.	223,653,166
28,900	Dell Technologies, Inc. Class C	3,985,599

		227,638,765

Textiles, Apparel & Luxury Goods – 0.0%
16,200	Carter’s, Inc.	1,003,914
2	Kontoor Brands, Inc.	132

		1,004,046

Tobacco – 0.6%
466,592	Altria Group, Inc.	21,253,266

Trading Companies & Distributors – 0.3%
78,500	MSC Industrial Direct Co., Inc. Class A	6,225,835
10,499	Watsco, Inc.	4,863,557

		11,089,392

TOTAL COMMON STOCKS (Cost $2,281,978,735)		$3,407,428,978

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(d) – 0.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
2,971,917	5.213%	$2,971,917

(Cost $2,971,917)

Securities Lending Reinvestment Vehicle(d) –0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
118,205	5.213%	$118,205

(Cost $118,205)

TOTAL INVESTMENTS – 101.5% (Cost $2,285,068,857)		$3,410,519,100

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(50,492,673)

NET ASSETS – 100.0%		$3,360,026,427

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 E-Mini Index	(149)	09/20/24	$(41,135,175)	$205,699

WRITTEN OPTIONS CONTRACTS—At June 30, 2024, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,175.00	07/31/2024	(830)	$(429,525,000)	$(26,875,400)	$(7,704,442)	$(19,170,958)
S&P 500 Index	5,325.00	08/30/2024	(796)	(423,870,000)	(18,574,660)	(10,169,075)	(8,405,585)
S&P 500 Index	5,600.00	09/30/2024	(789)	(441,840,000)	(6,810,853)	(6,810,853)	—

Total written option contracts			(2,415)	(1,295,235,000)	$(52,260,913)	$(24,684,370)	$(27,576,543)

TOTAL			(2,415)	$(1,295,235,000)	$(52,260,913)	$(24,684,370)	$(27,576,543)

Investment Abbreviations:

PLC	—Public Limited Company

REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Assets and Liabilities June 30, 2024 (Unaudited)

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Assets:

Investments in unaffiliated issuers, at value (cost $120,568,137 and $2,281,978,735, respectively)(a)	$151,204,558	$3,407,428,978

Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,279,850	118,205
Investments in affiliated issuers, at value (cost $0 and $2,971,917, respectively)	—	2,971,917
Cash	—	2,579,947
Foreign currencies, at value (cost $3,797,487 and $0, respectively)	3,775,408	—
Variation margin on futures contracts	821	182,551
Receivables:
Fund shares sold	3,067,358	4,073,389
Foreign tax reclaims	1,313,763	—
Dividends	327,435	2,165,568
Reimbursement from investment adviser	23,226	32,931
Securities lending income	438	350
Investments sold	—	6,810,853
Other assets	43,361	87,534

Total assets	161,036,218	3,426,452,223

Liabilities:

Written option contracts, at value (premium received $1,216,360 and $24,684,370, respectively)	1,157,590	52,260,913
Due to custodian (overdraft)	350,025	—
Payables:
Payable upon return of securities loaned	1,279,850	118,205
Management fees	104,347	1,749,044
Distribution and Service fees and Transfer Agency fees	4,432	240,865
Fund shares redeemed	371	3,549,695
Investments purchased	—	37,004
Due to broker	—	8,096,704
Accrued expenses	219,233	373,366

Total liabilities	3,115,848	66,425,796

Net Assets:

Paid-in capital	210,834,118	2,204,135,481
Total distributable earnings (loss)	(52,913,748)	1,155,890,946

NET ASSETS	$157,920,370	$3,360,026,427
Net Assets:
Class A	$1,412,197	$199,968,577
Class C	105,229	68,415,171
Institutional	3,954,839	1,458,137,688
Investor	1,367,032	490,509,773
Class R6	84,992,949	384,648,728
Class P	66,088,124	758,346,490
Total Net Assets	$157,920,370	$3,360,026,427
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	195,534	12,015,753
Class C	15,164	4,127,894
Institutional	560,317	87,943,032
Investor	194,354	29,559,193
Class R6	12,045,274	23,211,923
Class P	9,350,570	45,747,093
Net asset value, offering and redemption price per share:(b)
Class A	$7.22	$16.64
Class C	6.94	16.57
Institutional	7.06	16.58
Investor	7.03	16.59
Class R6	7.06	16.57
Class P	7.07	16.58

(a)	Includes loaned securities having a market value of $1,250,678 and $109,969, respectively.
(b)

Maximum public offering price per share for Class A Shares of the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds is $7.64 and $17.61, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Operations For the Six Months Ended June 30, 2024 (Unaudited)

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $429,440 and $0, respectively)	$ 3,987,436	$ 32,774,903

Dividends — affiliated issuers	4,309	518,493

Securities lending income, net of rebates received or paid to borrowers	3,866	5,006

Total investment income	3,995,611	33,298,402

Expenses:

Management fees	617,939	11,146,680

Professional fees	70,163	55,451

Registration fees	45,434	74,416

Custody, accounting and administrative services	33,514	92,177

Transfer Agency fees(a)	24,870	1,001,417

Printing and mailing costs	17,020	45,484

Trustee fees	10,644	12,616

Distribution and Service (12b-1) fees(a)	2,396	494,820

Service fees — Class C	182	87,388

Other	6,965	24,829

Total expenses	829,127	13,035,278

Less — expense reductions	(148,858)	(1,221,585)

Net expenses	680,269	11,813,693

NET INVESTMENT INCOME	3,315,342	21,484,709

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	3,152,149	158,986,380

Futures contracts	(44,479)	214,170

Written options	(3,737,902)	(95,376,161)

Foreign currency transactions	(75,292)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(1,567,658)	267,098,961

Futures contracts	11,370	563,811

Written options	(30,761)	18,156,147

Foreign currency translation	(66,224)	—

Net realized and unrealized gain (loss)	(2,358,797)	349,643,308

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 956,545	$371,128,017

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees		Transfer Agency Fees
Fund	Class A	Class C	Class A	Class C	Institutional	Investor	Class R6	Class P
International Equity Dividend and Premium Fund	$ 1,851	$ 545	$ 1,111	$ 109	$ 868	$ 988	$ 11,769	$ 10,025
U.S. Equity Dividend and Premium Fund	232,654	262,166	139,593	52,433	278,385	366,967	52,663	111,376

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Changes in Net Assets

	International Equity Dividend and Premium Fund		U.S. Equity Dividend and Premium Fund

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$ 3,315,342	$ 5,556,121	$ 21,484,709	$ 44,273,392

Net realized gain (loss)	(705,524)	(2,859,450)	63,824,389	132,313,444

Net change in unrealized gain (loss)	(1,653,273)	19,096,351	285,818,919	385,795,317

Net increase in net assets resulting from operations	956,545	21,793,022	371,128,017	562,382,153

Distributions to shareholders:

From distributable earnings:

Class A Shares	(27,660)	(55,946)	(1,004,407)	(10,230,466)

Class C Shares	(1,598)	(4,551)	(109,724)	(3,823,808)

Institutional Shares	(86,749)	(149,250)	(9,485,526)	(82,636,462)

Investor Shares	(28,684)	(62,461)	(3,157,636)	(29,462,340)

Class R6 Shares	(1,719,892)	(2,764,257)	(2,432,563)	(21,084,084)

Class P Shares	(1,411,855)	(2,477,888)	(5,068,745)	(44,762,329)

Return of capital:

Class A Shares	—	—	—	(52,807)

Class C Shares	—	—	—	(19,738)

Institutional Shares	—	—	—	(426,552)

Investor Shares	—	—	—	(152,078)

Class R6 Shares	—	—	—	(108,831)

Class P Shares	—	—	—	(231,054)

Total distributions to shareholders	(3,276,438)	(5,514,353)	(21,258,601)	(192,990,549)

From share transactions:

Proceeds from sales of shares	10,790,320	5,148,304	264,689,777	495,139,027

Reinvestment of distributions	3,239,177	5,459,522	19,646,969	178,721,417

Cost of shares redeemed	(7,026,556)	(14,095,448)	(377,687,757)	(605,486,154)

Net increase (decrease) in net assets resulting from share transactions	7,002,941	(3,487,622)	(93,351,011)	68,374,290

TOTAL INCREASE	4,683,048	12,791,047	256,518,405	437,765,894

Net assets:

Beginning of period	153,237,322	140,446,275	3,103,508,022	2,665,742,128

End of period	$157,920,370	$153,237,322	$3,360,026,427	$3,103,508,022

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Class A Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$7.33		$6.55	$7.59	$7.16	$7.28	$6.55

Net investment income(a)	0.14		0.24 (b)	0.24	0.21	0.15	0.20

Net realized and unrealized gain (loss)	(0.11)		0.77	(1.02)	0.42	(0.11)	0.73

Total from investment operations	0.03		1.01	(0.78)	0.63	0.04	0.93

Distributions to shareholders from net investment income	(0.14)		(0.23)	(0.23)	(0.20)	(0.16)	(0.20)

Distributions to shareholders from return of capital	—		—	(0.03)	—	— (c)	—

Total distributions	(0.14)		(0.23)	(0.26)	(0.20)	(0.16)	(0.20)

Net asset value, end of period	$7.22		$7.33	$6.55	$7.59	$7.16	$7.28

Total return(d)	0.43%		15.91%	(10.29)%	8.94%	0.93%	14.42%

Net assets, end of period (in 000s)	$1,412		$1,667	$1,576	$2,170	$2,050	$2,424

Ratio of net expenses to average net assets	1.20	%(e)	1.21%	1.23%	1.23%	1.27%	1.33%

Ratio of total expenses to average net assets	1.45	%(e)	1.43%	1.58%	1.39%	1.48%	1.44%

Ratio of net investment income to average net assets	3.86	%(e)	3.45%	3.63%	2.85%	2.39%	2.86%

Portfolio turnover rate(f)	12%		18%	26%	17%	34%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Class C Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$7.04		$6.30	$7.32	$6.90	$7.02	$6.32

Net investment income(a)	0.10		0.19 (b)	0.18	0.14	0.10	0.14

Net realized and unrealized gain (loss)	(0.09)		0.73	(0.98)	0.42	(0.11)	0.71

Total from investment operations	0.01		0.92	(0.80)	0.56	(0.01)	0.85

Distributions to shareholders from net investment income	(0.11)		(0.18)	(0.20)	(0.14)	(0.11)	(0.15)

Distributions to shareholders from return of capital	—		—	(0.02)	—	— (c)	—

Total distributions	(0.11)		(0.18)	(0.22)	(0.14)	(0.11)	(0.15)

Net asset value, end of period	$6.94		$7.04	$6.30	$7.32	$6.90	$7.02

Total return(d)	0.10%		14.99%	(10.99)%	8.22%	0.18%	13.54%

Net assets, end of period (in 000s)	$105		$180	$206	$362	$621	$815

Ratio of net expenses to average net assets	1.95	%(e)	1.96%	1.98%	1.98%	2.02%	2.08%

Ratio of total expenses to average net assets	2.20	%(e)	2.18%	2.33%	2.16%	2.23%	2.19%

Ratio of net investment income to average net assets	2.82	%(e)	2.85%	2.77%	1.91%	1.63%	2.11%

Portfolio turnover rate(f)	12%		18%	26%	17%	34%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Institutional Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$7.16		$6.41	$7.43	$7.01	$7.14	$6.42

Net investment income(a)	0.15		0.25 (b)	0.25	0.24	0.16	0.22

Net realized and unrealized gain (loss)	(0.10)		0.75	(1.00)	0.41	(0.10)	0.73

Total from investment operations	0.05		1.00	(0.75)	0.65	0.06	0.95

Distributions to shareholders from net investment income	(0.15)		(0.25)	(0.24)	(0.23)	(0.19)	(0.23)

Distributions to shareholders from return of capital	—		—	(0.03)	—	— (c)	—

Total distributions	(0.15)		(0.25)	(0.27)	(0.23)	(0.19)	(0.23)

Net asset value, end of period	$7.06		$7.16	$6.41	$7.43	$7.01	$7.14

Total return(d)	0.73%		16.15%	(9.99)%	9.38%	1.18%	14.82%

Net assets, end of period (in 000s)	$3,955		$4,248	$3,391	$4,417	$4,897	$12,005

Ratio of net expenses to average net assets	0.90	%(e)	0.89%	0.89%	0.89%	0.92%	0.95%

Ratio of total expenses to average net assets	1.09	%(e)	1.06%	1.21%	1.04%	1.10%	1.06%

Ratio of net investment income to average net assets	4.31	%(e)	3.71%	3.90%	3.19%	2.51%	3.28%

Portfolio turnover rate(f)	12%		18%	26%	17%	34%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Investor Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$7.14		$6.39	$7.41	$7.00	$7.12	$6.41

Net investment income(a)	0.15		0.26 (b)	0.25	0.23	0.15	0.21

Net realized and unrealized gain (loss)	(0.11)		0.74	(1.00)	0.40	(0.09)	0.72

Total from investment operations	0.04		1.00	(0.75)	0.63	0.06	0.93

Distributions to shareholders from net investment income	(0.15)		(0.25)	(0.24)	(0.22)	(0.18)	(0.22)

Distributions to shareholders from return of capital	—		—	(0.03)	—	— (c)	—

Total distributions	(0.15)		(0.25)	(0.27)	(0.22)	(0.18)	(0.22)

Net asset value, end of period	$7.03		$7.14	$6.39	$7.41	$7.00	$7.12

Total return(d)	0.57%		16.13%	(10.09)%	9.15%	1.20%	14.71%

Net assets, end of period (in 000s)	$1,367		$1,296	$1,362	$5,313	$4,288	$8,915

Ratio of net expenses to average net assets	0.95	%(e)	0.96%	0.98%	0.98%	1.03%	1.08%

Ratio of total expenses to average net assets	1.20	%(e)	1.18%	1.33%	1.14%	1.23%	1.19%

Ratio of net investment income to average net assets	4.35	%(e)	3.82%	3.81%	3.09%	2.39%	3.14%

Portfolio turnover rate(f)	12%		18%	26%	17%	34%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Class R6 Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$7.16		$6.41	$7.43	$7.01	$7.13	$6.42

Net investment income(a)	0.16		0.25 (b)	0.25	0.23	0.17	0.22

Net realized and unrealized gain (loss)	(0.11)		0.76	(1.00)	0.42	(0.10)	0.72

Total from investment operations	0.05		1.01	(0.75)	0.65	0.07	0.94

Distributions to shareholders from net investment income	(0.15)		(0.26)	(0.24)	(0.23)	(0.19)	(0.23)

Distributions to shareholders from return of capital	—		—	(0.03)	—	— (c)	—

Total distributions	(0.15)		(0.26)	(0.27)	(0.23)	(0.19)	(0.23)

Net asset value, end of period	$7.06		$7.16	$6.41	$7.43	$7.01	$7.13

Total return(d)	0.73%		16.17%	(9.99)%	9.38%	1.34%	14.85%

Net assets, end of period (in 000s)	$84,993		$76,462	$68,864	$91,208	$102,041	$136,241

Ratio of net expenses to average net assets	0.89	%(e)	0.88%	0.88%	0.88%	0.90%	0.94%

Ratio of total expenses to average net assets	1.08	%(e)	1.05%	1.20%	1.02%	1.10%	1.05%

Ratio of net investment income to average net assets	4.39	%(e)	3.77%	3.90%	3.14%	2.70%	3.23%

Portfolio turnover rate(f)	12%		18%	26%	17%	34%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Class P Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$7.17		$6.42	$7.44	$7.02	$7.14	$6.43

Net investment income(a)	0.15		0.26 (b)	0.25	0.23	0.17	0.22

Net realized and unrealized gain (loss)	(0.10)		0.75	(1.00)	0.42	(0.10)	0.72

Total from investment operations	0.05		1.01	(0.75)	0.65	0.07	0.94

Distributions to shareholders from net investment income	(0.15)		(0.26)	(0.24)	(0.23)	(0.19)	(0.23)

Distributions to shareholders from return of capital	—		—	(0.03)	—	— (c)	—

Total distributions	(0.15)		(0.26)	(0.27)	(0.23)	(0.19)	(0.23)

Net asset value, end of period	$7.07		$7.17	$6.42	$7.44	$7.02	$7.14

Total return(d)	0.73%		16.14%	(9.97)%	9.37%	1.33%	14.83%

Net assets, end of period (in 000s)	$66,088		$69,385	$65,048	$81,611	$86,949	$138,381

Ratio of net expenses to average net assets	0.89	%(e)	0.88%	0.88%	0.88%	0.90%	0.94%

Ratio of total expenses to average net assets	1.08	%(e)	1.05%	1.20%	1.02%	1.10%	1.05%

Ratio of net investment income to average net assets	4.31	%(e)	3.77%	3.88%	3.17%	2.67%	3.26%

Portfolio turnover rate(f)	12%		18%	26%	17%	34%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Class A Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.94		$13.12	$16.43	$14.20	$13.38	$11.46

Net investment income(a)	0.08		0.18	0.17	0.15	0.18	0.21

Net realized and unrealized gain (loss)	1.70		2.56	(2.59)	3.01	1.61	2.57

Total from investment operations	1.78		2.74	(2.42)	3.16	1.79	2.78

Distributions to shareholders from net investment income	(0.08)		(0.19)	(0.17)	(0.15)	(0.19)	(0.21)

Distributions to shareholders from net realized gains	—		(0.73)	(0.72)	(0.78)	(0.78)	(0.65)

Distributions to shareholders from return of capital	—		— (b)	—	—	— (b)	—

Total distributions	(0.08)		(0.92)	(0.89)	(0.93)	(0.97)	(0.86)

Net asset value, end of period	$16.64		$14.94	$13.12	$16.43	$14.20	$13.38

Total return(c)	11.95%		21.04%	(14.84)%	22.42%	13.62%	24.62%

Net assets, end of period (in 000s)	$199,969		$176,352	$151,973	$183,895	$135,937	$195,689

Ratio of net expenses to average net assets	1.00	%(d)	1.02%	1.05%	1.06%	1.09%	1.12%

Ratio of total expenses to average net assets	1.11	%(d)	1.12%	1.14%	1.13%	1.15%	1.16%

Ratio of net investment income to average net assets	1.06	%(d)	1.24%	1.18%	0.97%	1.41%	1.65%

Portfolio turnover rate(e)	10%		30%	38%	19%	39%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Class C Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.88		$13.07	$16.36	$14.14	$13.33	$11.41

Net investment income(a)	0.02		0.07	0.06	0.04	0.08	0.12

Net realized and unrealized gain (loss)	1.70		2.55	(2.57)	2.99	1.60	2.57

Total from investment operations	1.72		2.62	(2.51)	3.03	1.68	2.69

Distributions to shareholders from net investment income	(0.03)		(0.08)	(0.06)	(0.03)	(0.09)	(0.12)

Distributions to shareholders from net realized gains	—		(0.73)	(0.72)	(0.78)	(0.78)	(0.65)

Distributions to shareholders from return of capital	—		— (b)	—	—	— (b)	—

Total distributions	(0.03)		(0.81)	(0.78)	(0.81)	(0.87)	(0.77)

Net asset value, end of period	$16.57		$14.88	$13.07	$16.36	$14.14	$13.33

Total return(c)	11.53%		20.12%	(15.48)%	21.48%	12.83%	23.72%

Net assets, end of period (in 000s)	$68,415		$70,396	$72,831	$109,023	$118,819	$141,029

Ratio of net expenses to average net assets	1.75	%(d)	1.77%	1.80%	1.81%	1.84%	1.87%

Ratio of total expenses to average net assets	1.86	%(d)	1.87%	1.89%	1.88%	1.90%	1.91%

Ratio of net investment income to average net assets	0.32	%(d)	0.50%	0.42%	0.23%	0.64%	0.90%

Portfolio turnover rate(e)	10%		30%	38%	19%	39%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Institutional Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.88		$13.08	$16.37	$14.16	$13.35	$11.43

Net investment income(a)	0.11		0.23	0.22	0.21	0.23	0.26

Net realized and unrealized gain (loss)	1.70		2.53	(2.57)	2.99	1.60	2.57

Total from investment operations	1.81		2.76	(2.35)	3.20	1.83	2.83

Distributions to shareholders from net investment income	(0.11)		(0.23)	(0.22)	(0.21)	(0.24)	(0.26)

Distributions to shareholders from net realized gains	—		(0.73)	(0.72)	(0.78)	(0.78)	(0.65)

Distributions to shareholders from return of capital	—		— (b)	—	—	— (b)	—

Total distributions	(0.11)		(0.96)	(0.94)	(0.99)	(1.02)	(0.91)

Net asset value, end of period	$16.58		$14.88	$13.08	$16.37	$14.16	$13.35

Total return(c)	12.16%		21.34%	(14.53)%	22.82%	14.12%	25.06%

Net assets, end of period (in 000s)	$1,458,138		$1,325,844	$1,122,307	$1,329,450	$1,252,383	$1,242,858

Ratio of net expenses to average net assets	0.68	%(d)	0.69%	0.71%	0.71%	0.72%	0.75%

Ratio of total expenses to average net assets	0.75	%(d)	0.76%	0.77%	0.76%	0.78%	0.77%

Ratio of net investment income to average net assets	1.38	%(d)	1.57%	1.52%	1.33%	1.73%	2.02%

Portfolio turnover rate(e)	10%		30%	38%	19%	39%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Investor Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.89		$13.09	$16.38	$14.17	$13.36	$11.44

Net investment income(a)	0.10		0.21	0.21	0.19	0.21	0.25

Net realized and unrealized gain (loss)	1.70		2.54	(2.57)	2.99	1.60	2.57

Total from investment operations	1.80		2.75	(2.36)	3.18	1.81	2.82

Distributions to shareholders from net investment income	(0.10)		(0.22)	(0.21)	(0.19)	(0.22)	(0.25)

Distributions to shareholders from net realized gains	—		(0.73)	(0.72)	(0.78)	(0.78)	(0.65)

Distributions to shareholders from return of capital	—		— (b)	—	—	— (b)	—

Total distributions	(0.10)		(0.95)	(0.93)	(0.97)	(1.00)	(0.90)

Net asset value, end of period	$16.59		$14.89	$13.09	$16.38	$14.17	$13.36

Total return(c)	12.12%		21.23%	(14.60)%	22.78%	13.90%	25.00%

Net assets, end of period (in 000s)	$490,510		$479,421	$409,319	$473,054	$402,711	$468,254

Ratio of net expenses to average net assets	0.75	%(d)	0.77%	0.80%	0.81%	0.83%	0.87%

Ratio of total expenses to average net assets	0.86	%(d)	0.87%	0.89%	0.88%	0.90%	0.91%

Ratio of net investment income to average net assets	1.31	%(d)	1.49%	1.44%	1.23%	1.64%	1.90%

Portfolio turnover rate(e)	10%		30%	38%	19%	39%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Class R6 Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.87		$13.07	$16.36	$14.15	$13.34	$11.42

Net investment income(a)	0.11		0.23	0.22	0.21	0.23	0.26

Net realized and unrealized gain (loss)	1.70		2.54	(2.57)	2.99	1.60	2.57

Total from investment operations	1.81		2.77	(2.35)	3.20	1.83	2.83

Distributions to shareholders from net investment income	(0.11)		(0.24)	(0.22)	(0.21)	(0.24)	(0.26)

Distributions to shareholders from net realized gains	—		(0.73)	(0.72)	(0.78)	(0.78)	(0.65)

Distributions to shareholders from return of capital	—		— (b)	—	—	— (b)	—

Total distributions	(0.11)		(0.97)	(0.94)	(0.99)	(1.02)	(0.91)

Net asset value, end of period	$16.57		$14.87	$13.07	$16.36	$14.15	$13.34

Total return(c)	12.17%		21.36%	(14.53)%	22.85%	14.13%	25.09%

Net assets, end of period (in 000s)	$384,649		$331,528	$304,083	$336,827	$208,584	$275,973

Ratio of net expenses to average net assets	0.67	%(d)	0.68%	0.70%	0.70%	0.72%	0.74%

Ratio of total expenses to average net assets	0.74	%(d)	0.75%	0.76%	0.75%	0.77%	0.76%

Ratio of net investment income to average net assets	1.39	%(d)	1.58%	1.54%	1.33%	1.77%	2.03%

Portfolio turnover rate(e)	10%		30%	38%	19%	39%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Class P Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.88		$13.07	$16.37	$14.15	$13.34	$11.43

Net investment income(a)	0.11		0.23	0.22	0.21	0.23	0.26

Net realized and unrealized gain (loss)	1.70		2.55	(2.58)	3.00	1.60	2.56

Total from investment operations	1.81		2.78	(2.36)	3.21	1.83	2.82

Distributions to shareholders from net investment income	(0.11)		(0.24)	(0.22)	(0.21)	(0.24)	(0.26)

Distributions to shareholders from net realized gains	—		(0.73)	(0.72)	(0.78)	(0.78)	(0.65)

Distributions to shareholders from return of capital	—		— (b)	—	—	— (b)	—

Total distributions	(0.11)		(0.97)	(0.94)	(0.99)	(1.02)	(0.91)

Net asset value, end of period	$16.58		$14.88	$13.07	$16.37	$14.15	$13.34

Total return(c)	12.17%		21.44%	(14.59)%	22.93%	14.05%	25.07%

Net assets, end of period (in 000s)	$758,346		$719,967	$605,229	$703,803	$593,220	$679,431

Ratio of net expenses to average net assets	0.67	%(d)	0.68%	0.70%	0.70%	0.72%	0.74%

Ratio of total expenses to average net assets	0.74	%(d)	0.75%	0.76%	0.75%	0.77%	0.76%

Ratio of net investment income to average net assets	1.39	%(d)	1.58%	1.53%	1.34%	1.76%	2.03%

Portfolio turnover rate(e)	10%		30%	38%	19%	39%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements June 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs International Equity Dividend and Premium Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.   Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.   Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.   Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

28

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

International Equity Dividend and Premium Fund, U.S. Equity Dividend and Premium Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair

29

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be

30

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2024:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$102,964	$38,377,057	$—

Australia and Oceania	1,610,826	12,363,136	—

Europe	10,981,115	85,866,548	—

North America	47,110	50,474	—

Preferred Stocks	—	1,805,328	—

Securities Lending Reinvestment Vehicle	1,279,850	—	—

Rights	—	—	—

Total	$14,021,865	$138,462,543	$—

Derivative Type

Assets(b)

Futures Contracts	$16,412	$—	$—

Liabilities

Futures Contracts	$(5,790)	$—	$—

Written Option Contracts	(1,157,590)	—	—

Total	$(1,163,380)	$—	$—

31

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$101,140,926	$—	$—

North America	3,306,285,532	—	2,520

Securities Lending Reinvestment Vehicle	118,205	—	—

Investment Company	2,971,917	—	—

Total	$3,410,516,580	$—	$2,520

Derivative Type

Assets(b)

Futures Contracts	$205,699	$—	$—

Liabilities

Written Option Contracts	$(52,260,913)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

International Equity Dividend and Premium Fund

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts	$16,412	Variation margin on futures contracts; Written options, at value	$(1,163,380	)(a)

U.S. Equity Dividend and Premium Fund

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts	$205,699	Written options, at value	$(52,260,913	)(a)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

32

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

International Equity Dividend and Premium Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$ (3,782,381)	$(19,391)

U.S. Equity Dividend and Premium Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$18,719,958	$(95,161,991)

For the six months ended June 30, 2024, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Shares/Units(a)

Fund	Futures Contracts	Written Options

International Equity Dividend and Premium Fund	36	8,559

U.S. Equity Dividend and Premium Fund	159	237,617

(a)

Amounts disclosed represent average number of contracts for futures contracts, or shares/units outstanding for written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

International Equity Dividend and Premium Fund	0.81%	0.73%	0.69%	0.68%	0.67%	0.81%	0.81%

U.S. Equity Dividend and Premium Fund	0.75	0.68	0.65	0.64	0.63	0.69	0.64*

^	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
*

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.64% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 29, 2025, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees.

33

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The International Equity Dividend and Premium Fund and U.S. Equity Dividend and Premium Fund invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2024, GSAM waived $139 and $16,298 of the management fee for the International Equity Dividend and Premium Fund and U.S. Equity Dividend and Premium Fund, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A	Class C

Distribution and/or Service Plan	0.25%	0.75%

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended

June 30, 2024, Goldman Sachs did not retain any of the Class C Shares’ CDSC. During the six months ended June 30, 2024, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

International Equity Dividend and Premium Fund	$ 2

U.S. Equity Dividend and Premium Fund	11,076

D. Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% and 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds, respectively. These arrangements will

34

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

remain in effect through at least April 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds are 0.044% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above. Prior to April 28, 2023, the Other Expense limitations as an annual percentage rate of average daily net assets for the U.S. Equity Dividend and Premium Funds was 0.014%.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended June 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

International Equity Dividend and Premium Fund	$ 139	$ 895	$147,824	$148,858

U.S. Equity Dividend and Premium Fund	824,288	151,068	246,229	1,221,585

G. Line of Credit Facility — As of June 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — As of June 30, 2024, the following Goldman Sachs Funds were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Enhanced Dividend Global Equity Portfolio

International Equity Dividend and Premium Fund	53%

U.S. Equity Dividend and Premium Fund	8

35

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2024:

Fund	Underlying Fund	Beginning Value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

International Equity Dividend and Premium Fund	Goldman Sachs Financial Square Government Fund - Institutional Shares	$ —	$5,100,671	$(5,100,671)	$—	—	$4,309

U.S. Equity Dividend and Premium Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	54,916,205	186,672,942	(238,617,230)	2,971,917	2,971,917	518,493

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2024, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

International Equity Dividend and Premium Fund	$ 18,254,534	$ 23,412,278

U.S. Equity Dividend and Premium Fund	313,353,824	479,636,510

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

  The U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

7. SECURITIES LENDING (continued)

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2024, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended June 30, 2024
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2024

International Equity Dividend and Premium Fund	$425	$3,834	$ —

U.S. Equity Dividend and Premium Fund	552	4,970	59,330

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended June 30, 2024:

Fund	Beginning Value as of December 31, 2023	Purchases at cost	Proceeds from Sales	Ending Value as of June 30, 2024	Shares as of June 30, 2024

International Equity Dividend And Premium Fund	$1,285,948	$9,133,437	$9,139,535	$1,279,850	1,279,850

U.S. Equity Dividend And Premium Fund	197,500	5,234,059	(5,313,354)	118,205	118,205

37

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2023, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Capital loss carryforwards:

Perpetual Short-Term	$ (8,892,027)	$ —

Perpetual Long-Term	(72,876,730)	—

Total capital loss carryforwards	(81,768,757)	—

Timing differences(Real Estate Investment Trusts/Late Year Loss Deferral and Post October Capital Loss Deferral)	$ (919,525)	$(51,405,965)

  As of June 30, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Tax Cost	$122,084,188	$2,239,901,842

Gross unrealized gain	38,789,742	1,273,144,464

Gross unrealized loss	(8,389,522)	(102,527,206)

Net unrealized gain	$ 30,400,220	$1,170,617,258

  The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and options contracts, and differences in the tax treatment of partnership investments and passive foreign investment company investments.

  GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

9. OTHER RISKS (continued)

impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk— The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

9. OTHER RISKS (continued)

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Equity Dividend and Premium Fund

	For the Six Months Ended
	June 30, 2024		For the Fiscal Year Ended
	(Unaudited)		December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	6,082	$44,592	12,025	$84,952

Reinvestment of distributions	3,813	27,618	8,139	55,946

Shares redeemed	(41,898)	(305,581)	(33,126)	(225,870)

	(32,003)	(233,371)	(12,962)	(84,972)

Class C Shares

Shares sold	1,268	8,967	794	5,265

Reinvestment of distributions	230	1,598	689	4,551

Shares redeemed	(11,860)	(83,356)	(8,594)	(57,564)

	(10,362)	(72,791)	(7,111)	(47,748)

Institutional Shares

Shares sold	56,103	391,451	122,117	836,732

Reinvestment of distributions	8,008	56,740	14,265	95,941

Shares redeemed	(96,763)	(697,919)	(72,030)	(493,814)

	(32,652)	(249,728)	64,352	438,859

Investor Shares

Shares sold	23,790	169,180	102,799	683,914

Reinvestment of distributions	4,067	28,684	9,328	62,461

Shares redeemed	(14,993)	(106,464)	(143,725)	(955,673)

	12,864	91,400	(31,598)	(209,298)

Class R6 Shares

Shares sold	1,126,516	8,047,701	13	84

Reinvestment of distributions	241,794	1,712,682	411,294	2,764,257

Shares redeemed	—	—	(473,941)	(3,266,308)

	1,368,310	9,760,383	(62,634)	(501,967)

Class P Shares

Shares sold	297,801	2,128,429	518,046	3,537,357

Reinvestment of distributions	198,995	1,411,855	367,584	2,476,366

Shares redeemed	(818,834)	(5,833,236)	(1,341,664)	(9,096,219)

	(322,038)	(2,292,952)	(456,034)	(3,082,496)

NET INCREASE (DECREASE)	984,119	$7,002,941	(505,987)	$(3,487,622)

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Dividend and Premium Fund
	For the Six Months Ended
	June 30, 2024		For the Fiscal Year Ended
	(Unaudited)		December 31, 2023
	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,154,149	$18,318,018	2,107,608	$30,414,025

Reinvestment of distributions	54,058	881,598	610,621	9,000,171

Shares redeemed	(997,094)	(15,730,226)	(2,493,795)	(35,600,722)

	211,113	3,469,390	224,434	3,813,474

Class C Shares

Shares sold	286,068	4,496,277	502,239	7,248,548

Reinvestment of distributions	6,295	101,691	241,256	3,545,109

Shares redeemed	(895,283)	(14,167,466)	(1,583,819)	(22,777,934)

	(602,920)	(9,569,498)	(840,324)	(11,984,277)

Institutional Shares

Shares sold	9,226,186	144,446,100	19,466,138	278,435,415

Reinvestment of distributions	534,376	8,685,143	5,186,511	76,117,613

Shares redeemed	(10,908,480)	(172,020,382)	(21,395,176)	(307,013,838)

	(1,147,918)	(18,889,139)	3,257,473	47,539,190

Investor Shares

Shares sold	3,304,018	51,518,898	8,836,939	126,421,798

Reinvestment of distributions	194,350	3,157,484	2,015,342	29,614,250

Shares redeemed	(6,125,974)	(96,123,602)	(9,944,613)	(143,294,374)

	(2,627,606)	(41,447,220)	907,668	12,741,674

Class R6 Shares

Shares sold	1,197,503	19,228,726	259,341	3,708,165

Reinvestment of distributions	107,917	1,753,786	1,052,941	15,450,891

Shares redeemed	(383,413)	(5,992,668)	(2,291,462)	(33,112,466)

	922,007	14,989,844	(979,180)	(13,953,410)

Class P Shares

Shares sold	1,710,171	26,681,758	3,428,434	48,911,076

Reinvestment of distributions	312,037	5,067,267	3,066,242	44,993,383

Shares redeemed	(4,663,010)	(73,653,413)	(4,403,511)	(63,686,820)

	(2,640,802)	(41,904,388)	2,091,165	30,217,639

NET INCREASE (DECREASE)	(5,886,126)	$(93,351,011)	4,661,236	$68,374,290

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs International Equity Dividend and Premium Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the International Equity Dividend and Premium Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-year period, and in the fourth quartile for the one-, five-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They noted that the U.S. Equity Dividend and Premium Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

45

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

First $1 billion	0.81%	0.75%
Next $1 billion	0.73	0.68
Next $3 billion	0.69	0.65
Next $3 billion	0.68	0.64
Over $8 billion	0.67	0.63

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to waive a portion of its management fee with respect to U.S. Equity Dividend and Premium Fund and to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of its transfer agency fee with respect to U.S. Equity Dividend and Premium Fund. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the U.S. Equity Dividend and Premium Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

47

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 29, 2024

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 29, 2024